UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: March 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of March 31, 2010

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Access Balanced Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2010 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 10.7%
Consumer Discretionary — 1.1%
	Automobiles — 0.1%
15,210	Bayerische Motoren Werke AG, (Germany)	701,685
10,200	Suzuki Motor Corp., (Japan)	225,216
		926,901
	Diversified Consumer Services — 0.0% (g)
2,500	Apollo Group, Inc., Class A (a)	153,225
1,000	Strayer Education, Inc.	243,520
		396,745
	Hotels, Restaurants & Leisure — 0.0% (g)
18,820	International Game Technology	347,229
	Internet & Catalog Retail — 0.0% (g)
570	priceline.com, Inc. (a)	145,350
	Leisure Equipment & Products — 0.1%
5,400	Hasbro, Inc.	206,712
4,800	Pool Corp.	108,672
4,500	Sankyo Co., Ltd., (Japan)	222,774
		538,158
	Media — 0.7%
10,700	Discovery Communications, Inc., Class C (a)	314,687
32,780	Grupo Televisa S.A., (Mexico), ADR	689,036
40,200	McGraw-Hill Cos., Inc. (The)	1,433,130
6,500	National CineMedia, Inc.	112,190
59,550	Reed Elsevier plc, (United Kingdom)	474,317
59,950	Societe Television Francaise 1, (France)	1,110,555
64,970	Time Warner, Inc.	2,031,611
21,700	Virgin Media, Inc.	374,542
21,020	Walt Disney Co. (The)	733,808
		7,273,876
	Multiline Retail — 0.1%
5,040	Kohl's Corp. (a)	276,091
83,460	Marks & Spencer Group plc, (United Kingdom)	469,054
5,040	Nordstrom, Inc.	205,884
		951,029
	Specialty Retail — 0.1%
11,230	Dick's Sporting Goods, Inc. (a)	293,216
7,150	Lowe's Cos., Inc.	173,316
4,090	Sherwin-Williams Co. (The)	276,811
2,300	Tiffany & Co.	109,227
		852,570
	Textiles, Apparel & Luxury Goods — 0.0% (g)
8,610	Adidas AG, (Germany)	460,314
	Total Consumer Discretionary	11,892,172
Consumer Staples — 1.7%
	Beverages — 0.3%
25,800	Diageo plc, (United Kingdom), ADR	1,740,210
17,640	Heineken N.V., (Netherlands)	905,956
		2,646,166
	Food & Staples Retailing — 0.7%
23,760	Carrefour S.A., (France)	1,144,811
12,100	Kroger Co. (The)	262,086
10,960	Safeway, Inc.	272,466
61,125	SYSCO Corp.	1,803,188
140,050	Tesco plc, (United Kingdom)	925,950
37,650	Wal-Mart Stores, Inc.	2,093,340
2,800	Whole Foods Market, Inc. (a)	101,220
		6,603,061
	Food Products — 0.5%
7,840	Danone, (France)	472,177
2,420	General Mills, Inc.	171,312
4,690	H.J. Heinz Co.	213,911
3,370	Kellogg Co.	180,059
17,960	Nestle S.A., (Switzerland)	920,306
33,850	Nestle S.A., (Switzerland), ADR	1,733,120
31,960	Unilever plc, (United Kingdom), ADR	935,789
		4,626,674
	Household Products — 0.2%
3,000	Church & Dwight Co., Inc.	200,850
24,350	Kimberly-Clark Corp.	1,531,128
		1,731,978
	Personal Products — 0.0% (g)
5,000	Herbalife Ltd., (Cayman Islands)	230,600
	Total Consumer Staples	15,838,479
Energy — 0.8%
	Energy Equipment & Services — 0.3%
4,200	Cameron International Corp. (a)	180,012
33,000	Cie Generale de Geophysique-Veritas, (France) (a)	934,356
2,500	Noble Corp., (Switzerland) (a)	104,550
23,285	Schlumberger Ltd.	1,477,666
27,450	Weatherford International Ltd., (Switzerland) (a)	435,357
		3,131,941
	Oil, Gas & Consumable Fuels — 0.5%
34,275	BP plc, (United Kingdom), ADR	1,956,074
12,530	Cameco Corp., (Canada)	343,447
12,500	Denbury Resources, Inc. (a)	210,875
9,730	Hess Corp.	608,612
3,500	Range Resources Corp.	164,045
54,000	Talisman Energy, Inc., (Canada)	923,527
4,400	Ultra Petroleum Corp. (a)	205,172
133,480	Uranium One, Inc., (Canada) (a)	352,214
1,600	Whiting Petroleum Corp. (a)	129,344
		4,893,310
	Total Energy	8,025,251
Financials — 1.1%
	Capital Markets — 0.4%
87,420	Bank of New York Mellon Corp. (The)	2,699,530
17,040	Federated Investors, Inc., Class B	449,515
9,900	Invesco Ltd.	216,909
5,320	Northern Trust Corp.	293,983
8,800	SEI Investments Co.	193,336
8,400	TD AMERITRADE Holding Corp. (a)	160,104
		4,013,377
	Consumer Finance — 0.2%
37,205	American Express Co.	1,535,078
	Diversified Financial Services — 0.0% (g)
6,050	Deutsche Boerse AG, (Germany)	447,627
	Insurance — 0.5%
6,600	Aflac, Inc.	358,314
6,660	Allianz SE, (Germany)	833,546
3,500	AON Corp.	149,485
1,300	Arch Capital Group Ltd., (Bermuda) (a)	99,125
25,850	Berkshire Hathaway, Inc., Class B (a)	2,100,829
24,450	Progressive Corp. (The)	466,751
6,300	RenaissanceRe Holdings Ltd., (Bermuda)	357,588
3,000	Torchmark Corp.	160,530
14,290	Willis Group Holdings plc, (United Kingdom)	447,134
		4,973,302
	Total Financials	10,969,384
Health Care — 1.8%
	Biotechnology — 0.2%
3,400	Cephalon, Inc. (a)	230,452
17,440	CSL Ltd., (Australia)	582,518
7,550	Genzyme Corp. (a)	391,317
22,780	Grifols S.A., (Spain)	340,186
		1,544,473
	Health Care Equipment & Supplies — 0.7%
4,510	Becton, Dickinson & Co.	355,072
32,390	Boston Scientific Corp. (a)	233,856
17,375	CareFusion Corp. (a)	459,221
6,930	Cochlear Ltd., (Australia)	462,657
44,620	Covidien plc, (Ireland)	2,243,494
47,175	DENTSPLY International, Inc.	1,644,049
9,480	Gen-Probe, Inc. (a)	474,000
7,400	Inverness Medical Innovations, Inc. (a)	288,230
17,710	Nobel Biocare Holding AG, (Switzerland)	473,187
2,900	ResMed, Inc. (a)	184,585
3,800	St. Jude Medical, Inc. (a)	155,990
1,930	Straumann Holding AG, (Switzerland)	479,860
		7,454,201
	Health Care Providers & Services — 0.5%
40,400	AmerisourceBergen Corp.	1,168,368
7,500	BML, Inc., (Japan)	189,537
10,800	DaVita, Inc. (a)	684,720
3,400	Express Scripts, Inc. (a)	345,984
3,500	Humana, Inc. (a)	163,695
2,600	Laboratory Corp. of America Holdings (a)	196,846
1,800	Lincare Holdings, Inc. (a)	80,784
6,230	Quest Diagnostics, Inc.	363,147
122,760	Sonic Healthcare Ltd., (Australia)	1,618,047
		4,811,128
	Health Care Technology — 0.1%
3,010	Cerner Corp. (a)	256,031
14,160	Eclipsys Corp. (a)	281,500
		537,531
	Life Sciences Tools & Services — 0.2%
2,700	Illumina, Inc. (a)	105,030
16,930	Lonza Group AG, (Switzerland)	1,382,939
1,000	Mettler-Toledo International, Inc., (Switzerland) (a)	109,200
7,670	PerkinElmer, Inc.	183,313
7,130	Thermo Fisher Scientific, Inc. (a)	366,767
		2,147,249
	Pharmaceuticals — 0.1%
8,180	Johnson & Johnson	533,336
3,600	Shire plc, (Ireland), ADR	237,456
		770,792
	Total Health Care	17,265,374
Industrials — 2.0%
	Aerospace & Defense — 0.2%
3,290	Boeing Co. (The)	238,887
37,420	Empresa Brasileira de Aeronautica S.A., (Brazil), ADR	896,583
3,700	ITT Corp.	198,357
1,700	L-3 Communications Holdings, Inc.	155,771
3,900	Rockwell Collins, Inc.	244,101
		1,733,699
	Air Freight & Logistics — 0.4%
3,600	C.H. Robinson Worldwide, Inc.	201,060
2,840	FedEx Corp.	265,256
47,840	TNT N.V., (Netherlands)	1,370,005
34,270	United Parcel Service, Inc., Class B	2,207,331
		4,043,652
	Airlines — 0.1%
34,670	Ryanair Holdings plc, (Ireland), ADR (a)	941,984
41,110	Southwest Airlines Co.	543,474
		1,485,458
	Building Products — 0.0% (g)
9,600	Masco Corp.	148,992
	Commercial Services & Supplies — 0.2%
57,150	Cintas Corp.	1,605,343
3,300	Copart, Inc. (a)	117,480
3,200	Iron Mountain, Inc.	87,680
2,500	Stericycle, Inc. (a)	136,250
8,590	Waste Management, Inc.	295,754
		2,242,507
	Construction & Engineering — 0.0% (g)
4,900	URS Corp. (a)	243,089
	Electrical Equipment — 0.2%
52,700	ABB Ltd., (Switzerland), ADR (a)	1,150,968
4,200	AMETEK, Inc.	174,132
25,620	Gamesa Corp. Tecnologica S.A., (Spain)	350,902
6,790	Nexans S.A., (France)	577,706
18,350	Yingli Green Energy Holding Co. Ltd., (China), ADR (a)	233,779
		2,487,487
	Industrial Conglomerates — 0.5%
24,425	3M Co.	2,041,197
15,290	Siemens AG, (Germany)	1,527,730
45,750	Tyco International Ltd., (Switzerland)	1,749,938
		5,318,865
	Machinery — 0.1%
7,640	Pall Corp.	309,344
1,600	Parker Hannifin Corp.	103,584
2,800	SPX Corp.	185,696
		598,624
	Professional Services — 0.1%
9,820	Adecco S.A., (Switzerland)	557,498
	Road & Rail — 0.1%
6,060	Canadian National Railway Co., (Canada)	367,175
6,050	Heartland Express, Inc.	99,825
4,700	Norfolk Southern Corp.	262,683
		729,683
	Trading Companies & Distributors — 0.1%
2,400	Fastenal Co.	115,176
12,025	W.W. Grainger, Inc.	1,300,143
		1,415,319
	Total Industrials	21,004,873
Information Technology — 1.9%
	Communications Equipment — 0.1%
27,230	Cisco Systems, Inc. (a)	708,797
10,830	Juniper Networks, Inc. (a)	332,264
29,900	Nokia OYJ, (Finland), ADR	464,646
		1,505,707
	Computers & Peripherals — 0.1%
28,690	EMC Corp. (a)	517,568
4,500	NetApp, Inc. (a)	146,520
		664,088
	Electronic Equipment, Instruments & Components — 0.2%
3,900	Amphenol Corp., Class A	164,541
2,600	Dolby Laboratories, Inc., Class A (a)	152,542
68,500	Tyco Electronics Ltd., (Switzerland)	1,882,380
		2,199,463
	Internet Software & Services — 0.1%
1,580	Google, Inc., Class A (a)	895,876
	IT Services — 0.8%
55,830	Accenture plc, (Ireland), Class A	2,342,068
4,100	Alliance Data Systems Corp. (a)	262,359
73,600	Amdocs Ltd., (United Kingdom) (a)	2,216,096
50,210	Automatic Data Processing, Inc.	2,232,839
1,400	Cognizant Technology Solutions Corp., Class A (a)	71,372
5,000	Global Payments, Inc.	227,750
9,700	NeuStar, Inc., Class A (a)	244,440
9,170	Paychex, Inc.	281,519
35,180	Western Union Co. (The)	596,653
		8,475,096
	Semiconductors & Semiconductor Equipment — 0.3%
37,800	Advantest Corp., (Japan)	947,846
6,500	Altera Corp.	158,015
8,900	Analog Devices, Inc.	256,498
7,200	ASML Holding N.V., (Netherlands)	254,880
7,700	Broadcom Corp., Class A	255,486
9,460	KLA-Tencor Corp.	292,503
4,200	Linear Technology Corp.	118,776
10,500	Tokyo Electron Ltd., (Japan)	697,798
		2,981,802
	Software — 0.3%
3,200	Adobe Systems, Inc. (a)	113,184
19,120	Autodesk, Inc. (a)	562,510
13,300	Microsoft Corp.	389,291
3,800	Red Hat, Inc. (a)	111,226
14,390	SAP AG, (Germany), ADR	693,166
8,130	Shanda Interactive Entertainment Ltd., (China), ADR (a)	354,387
22,300	Square Enix Holdings Co., Ltd., (Japan)	488,268
		2,712,032
	Total Information Technology	19,434,064
Materials — 0.1%
	Chemicals — 0.1%
7,200	Ecolab, Inc.	316,440
13,690	Johnson Matthey plc, (United Kingdom)	363,419
7,370	Monsanto Co.	526,366
		1,206,225
	Paper & Forest Products — 0.0% (g)
8,420	Norbord, Inc., (Canada) (a)	130,572
8,030	Weyerhaeuser Co.	363,518
		494,090
	Total Materials	1,700,315
Telecommunication Services — 0.2%
	Wireless Telecommunication Services — 0.2%
13,330	American Tower Corp., Class A (a)	567,991
11,470	Crown Castle International Corp. (a)	438,498
7,100	SBA Communications Corp., Class A (a)	256,097
39,980	SK Telecom Co. Ltd., (South Korea), ADR	690,055
	Total Telecommunication Services	1,952,641
	Total Common Stocks (Cost $104,761,534)	108,082,553
Preferred Stocks — 0.0% (g)
Consumer Staples — 0.0% (g)
	Household Products — 0.0% (g)
7,830	Henkel AG & Co. KGaA, (Germany) (Cost $406,606)	421,717
Investment Companies — 85.0%
Alternative Assets — 11.4%
1,036,660	Arbitrage Fund (The), Class I	13,569,880
1,700,368	Highbridge Statistical Market Neutral Fund, Select Class Shares (a) (b)	26,984,846
784,603	Ivy Global Natural Resources Fund, Class I (a)	14,828,992
3,177,118	JPMorgan Research Market Neutral Fund, Institutional Class Shares (a) (b)	49,817,211
728,172	JPMorgan U.S. Real Estate Fund, Select Class Shares (b)	9,750,220
	Total Alternative Assets	114,951,149
Fixed Income — 33.9%
2,766,184	Eaton Vance Floating - Rate Fund, Class I	24,453,066
2,206,203	Harbor High-Yield Bond Fund, Institutional Class Shares	23,518,121
195,440	iShares Barclays TIPS Bond Fund	20,308,170
213,000	iShares iBoxx High Yield Corporate Bond Fund	18,822,810
278,000	iShares iBoxx Investment Grade Corporate Bond Fund	29,392,940
1,735,678	JPMorgan Core Bond Fund, Ultra Shares (b)	19,422,233
7,482,631	JPMorgan High Yield Fund, Ultra Shares (b)	59,337,261
1,003,417	JPMorgan International Currency Income Fund, Select Class Shares (b)	10,856,967
4,463,860	JPMorgan Short Duration Bond Fund, Ultra Shares (b)	48,611,433
4,976,837	JPMorgan Strategic Income Opportunities Fund, Select Class Shares (b)	58,129,452
2,930,216	JPMorgan Total Return Fund, Select Class Shares (b)	30,444,942
	Total Fixed Income	343,297,395
International Equity — 13.0%
349,267	Dodge & Cox International Stock Fund	11,536,287
105,000	iShares MSCI Brazil Index Fund	7,734,300
446,631	iShares MSCI EAFE Index Fund	25,011,336
603,728	JPMorgan Asia Equity Fund, Institutional Class Shares (a) (b)	19,301,169
692,322	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (b)	15,113,395
1,100,708	JPMorgan International Equity Index Fund, Select Class Shares (b)	20,186,986
2,534,331	JPMorgan International Value Fund, Institutional Class Shares (b)	32,540,810
	Total International Equity	131,424,283
Money Market — 10.2%
104,034,588	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l)	104,034,588
U.S. Equity — 16.5%
1,447,563	American Century Equity Income Fund, Institutional Class Shares	9,785,524
215,442	iShares S&P 500 Index Fund	25,279,964
2,164,287	JPMorgan Growth Advantage Fund, Select Class Shares (a) (b)	16,513,510
1,755,096	JPMorgan Mid Cap Value Fund, Institutional Class Shares (b)	36,576,200
463,269	JPMorgan Small Cap Value Fund, Ultra Shares (b)	7,750,496
1,913,184	JPMorgan U.S. Equity Fund, Institutional Class Shares (b)	18,136,987
1,872,698	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares (b)	35,899,618
1,256,949	JPMorgan Value Opportunities Fund, Institutional Class Shares (b)	17,446,452
	Total U.S. Equity	167,388,751
	Total Investment Companies (Cost $840,391,749)	861,096,166
PRINCIPAL AMOUNT($)
Structured Notes — 6.9%
U.S. Equity — 2.6%
17,500,000	Barclays Bank plc, Medium Term Notes, Series A, Linked to the CBOE S&P 500 PutWrite Index, due 08/12/10 (a)	18,516,750
7,000,000	Credit Suisse AG, Return Enhanced Notes, Linked to the S&P 500 Index, maximum return of 16.875%, due 04/23/10 (a)	7,690,900

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
International Equity — 4.3%
7,000,000	Barclays Bank plc, Medium Term Notes, Series A, Autocallable Index Knock-Out Buffer Notes, Linked to the Dow Jones EURO STOXX 50 Index, maximum return of 7.000%, due 08/27/10 (a)	7,165,900
8,000,000	Credit Suisse AG, Return Enhanced Notes, Linked to the Dow Jones EURO STOXX 50 Index and the Euro Relative to the U.S. Dollar, maximum return of 20.700%, due 05/13/10 (a)	7,418,400
15,000,000	Credit Suisse AG, Return Enhanced Notes, Linked to the Tokyo Stock Price Index, maximum return of 8.300%., due 07/01/10 (a)	15,000,000
12,800,000	HSBC USA, Inc., Knock-Out Buffer Notes, Linked to the iShares MSCI EAFE Index Fund, due 02/25/11 (a)	13,980,160

	Total Structured Notes (Cost $67,300,000)	69,772,110
	Total Investments — 102.6% (Cost $1,012,859,889)	1,039,372,546
	Liabilities in Excess of Other Assets — (2.6)%	(26,062,046)
	NET ASSETS — 100.0%	$1,013,310,500

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	-	American Depositary Receipt
EAFE	-	Europe, Australasia, and Far East
TIPS	-	Treasury Inflation Protected Security

(a)		Non-income producing security.
(b)		Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)		Amount rounds to less than 0.1%.
(l)		The rate shown is the current yield as of March 31, 2010.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,643,838
Aggregate gross unrealized depreciation	(3,131,181)
Net unrealized appreciation/depreciation	$26,512,657
Federal income tax cost of investments	$1,012,859,889

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$969,600,436	$69,772,110	$–	$1,039,372,546

# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 2 consists of
Structured Notes, Please refer to the SOI for further details of the portfolio holdings.
JPMorgan Access Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2010 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 14.9%
Consumer Discretionary — 1.9%
	Automobiles — 0.1%
13,010	Bayerische Motoren Werke AG, (Germany)	600,192
8,700	Suzuki Motor Corp., (Japan)	192,096
		792,288
	Diversified Consumer Services — 0.0% (g)
1,800	Apollo Group, Inc., Class A (a)	110,322
700	Strayer Education, Inc.	170,464
		280,786
	Hotels, Restaurants & Leisure — 0.1%
20,770	International Game Technology	383,207
	Internet & Catalog Retail — 0.0% (g)
410	priceline.com, Inc. (a)	104,550
	Leisure Equipment & Products — 0.1%
4,200	Hasbro, Inc.	160,776
3,600	Pool Corp.	81,504
3,800	Sankyo Co., Ltd., (Japan)	188,120
		430,400
	Media — 1.1%
7,900	Discovery Communications, Inc., Class C (a)	232,339
28,040	Grupo Televisa S.A., (Mexico), ADR	589,401
18,400	McGraw-Hill Cos., Inc. (The)	655,960
4,800	National CineMedia, Inc.	82,848
50,930	Reed Elsevier plc, (United Kingdom)	405,658
51,280	Societe Television Francaise 1, (France)	949,946
40,630	Time Warner, Inc.	1,270,499
16,000	Virgin Media, Inc.	276,160
29,810	Walt Disney Co. (The)	1,040,667
		5,503,478
	Multiline Retail — 0.2%
7,160	Kohl's Corp. (a)	392,225
71,380	Marks & Spencer Group plc, (United Kingdom)	401,163
3,480	Nordstrom, Inc.	142,158
		935,546
	Specialty Retail — 0.2%
15,930	Dick's Sporting Goods, Inc. (a)	415,932
10,140	Lowe's Cos., Inc.	245,794
5,800	Sherwin-Williams Co. (The)	392,544
1,700	Tiffany & Co.	80,733
		1,135,003
	Textiles, Apparel & Luxury Goods — 0.1%
7,370	Adidas AG, (Germany)	394,020
	Total Consumer Discretionary	9,959,278
Consumer Staples — 1.9%
	Beverages — 0.3%
11,800	Diageo plc, (United Kingdom), ADR	795,910
15,090	Heineken N.V., (Netherlands)	774,993
		1,570,903
	Food & Staples Retailing — 0.9%
20,320	Carrefour S.A., (France)	979,063
17,160	Kroger Co. (The)	371,686
15,550	Safeway, Inc.	386,573
27,950	SYSCO Corp.	824,525
119,790	Tesco plc, (United Kingdom)	792,000
17,200	Wal-Mart Stores, Inc.	956,320
2,000	Whole Foods Market, Inc. (a)	72,300
		4,382,467
	Food Products — 0.6%
6,700	Danone, (France)	403,518
3,440	General Mills, Inc.	243,518
6,660	H.J. Heinz Co.	303,763
4,800	Kellogg Co.	256,464
15,360	Nestle S.A., (Switzerland)	787,077
15,500	Nestle S.A., (Switzerland), ADR	793,600
27,340	Unilever plc, (United Kingdom), ADR	800,515
		3,588,455
	Household Products — 0.1%
2,200	Church & Dwight Co., Inc.	147,290
11,125	Kimberly-Clark Corp.	699,540
		846,830
	Personal Products — 0.0% (g)
3,700	Herbalife Ltd., (Cayman Islands)	170,644
	Total Consumer Staples	10,559,299
Energy — 1.0%
	Energy Equipment & Services — 0.4%
3,100	Cameron International Corp. (a)	132,866
28,220	Cie Generale de Geophysique-Veritas, (France) (a)	799,016
1,900	Noble Corp., (Switzerland) (a)	79,458
14,240	Schlumberger Ltd.	903,670
38,760	Weatherford International Ltd., (Switzerland) (a)	614,734
		2,529,744
	Oil, Gas & Consumable Fuels — 0.6%
15,675	BP plc, (United Kingdom), ADR	894,573
10,710	Cameco Corp., (Canada)	293,561
9,200	Denbury Resources, Inc. (a)	155,204
13,780	Hess Corp.	861,939
2,600	Range Resources Corp.	121,862
46,180	Talisman Energy, Inc., (Canada)	789,786
3,300	Ultra Petroleum Corp. (a)	153,879
114,170	Uranium One, Inc., (Canada) (a)	301,261
1,200	Whiting Petroleum Corp. (a)	97,008
		3,669,073
	Total Energy	6,198,817
Financials — 1.5%
	Capital Markets — 0.6%
58,510	Bank of New York Mellon Corp. (The)	1,806,790
24,130	Federated Investors, Inc., Class B	636,549
7,200	Invesco Ltd.	157,752
7,540	Northern Trust Corp.	416,660
6,500	SEI Investments Co.	142,805
6,200	TD AMERITRADE Holding Corp. (a)	118,172
		3,278,728
	Consumer Finance — 0.2%
25,460	American Express Co.	1,050,480
	Diversified Financial Services — 0.1%
5,170	Deutsche Boerse AG, (Germany)	382,517
	Insurance — 0.6%
4,800	Aflac, Inc.	260,592
5,690	Allianz SE, (Germany)	712,143
2,600	AON Corp.	111,046
1,000	Arch Capital Group Ltd., (Bermuda) (a)	76,250
11,825	Berkshire Hathaway, Inc., Class B (a)	961,018
34,710	Progressive Corp. (The)	662,614
4,600	RenaissanceRe Holdings Ltd., (Bermuda)	261,096
2,200	Torchmark Corp.	117,722
12,220	Willis Group Holdings plc, (United Kingdom)	382,364
		3,544,845
	Total Financials	8,256,570
Health Care — 2.7%
	Biotechnology — 0.3%
2,500	Cephalon, Inc. (a)	169,450
14,920	CSL Ltd., (Australia)	498,348
10,770	Genzyme Corp. (a)	558,209
19,480	Grifols S.A., (Spain)	290,905
		1,516,912
	Health Care Equipment & Supplies — 1.1%
6,400	Becton, Dickinson & Co.	503,872
37,720	Boston Scientific Corp. (a)	272,338
7,825	CareFusion Corp. (a)	206,815
5,930	Cochlear Ltd., (Australia)	395,896
25,815	Covidien plc, (Ireland)	1,297,977
21,575	DENTSPLY International, Inc.	751,889
13,440	Gen-Probe, Inc. (a)	672,000
10,510	Inverness Medical Innovations, Inc. (a)	409,365
15,150	Nobel Biocare Holding AG, (Switzerland)	404,787
2,100	ResMed, Inc. (a)	133,665
2,800	St. Jude Medical, Inc. (a)	114,940
1,650	Straumann Holding AG, (Switzerland)	410,243
		5,573,787
	Health Care Providers & Services — 0.6%
18,475	AmerisourceBergen Corp.	534,296
6,200	BML, Inc., (Japan)	156,684
7,900	DaVita, Inc. (a)	500,860
2,500	Express Scripts, Inc. (a)	254,400
2,600	Humana, Inc. (a)	121,602
1,900	Laboratory Corp. of America Holdings (a)	143,849
1,300	Lincare Holdings, Inc. (a)	58,344
8,870	Quest Diagnostics, Inc.	517,032
105,000	Sonic Healthcare Ltd., (Australia)	1,383,960
		3,671,027
	Health Care Technology — 0.1%
4,290	Cerner Corp. (a)	364,907
20,040	Eclipsys Corp. (a)	398,396
		763,303
	Life Sciences Tools & Services — 0.4%
2,000	Illumina, Inc. (a)	77,800
14,480	Lonza Group AG, (Switzerland)	1,182,809
700	Mettler-Toledo International, Inc., (Switzerland) (a)	76,440
10,570	PerkinElmer, Inc.	252,623
10,120	Thermo Fisher Scientific, Inc. (a)	520,573
		2,110,245
	Pharmaceuticals — 0.2%
11,620	Johnson & Johnson	757,624
2,600	Shire plc, (Ireland), ADR	171,496
		929,120
	Total Health Care	14,564,394
Industrials — 2.4%
	Aerospace & Defense — 0.2%
2,270	Boeing Co. (The)	164,825
32,000	Empresa Brasileira de Aeronautica S.A., (Brazil), ADR	766,720
2,700	ITT Corp.	144,747
1,200	L-3 Communications Holdings, Inc.	109,956
2,900	Rockwell Collins, Inc.	181,511
		1,367,759
	Air Freight & Logistics — 0.5%
2,600	C.H. Robinson Worldwide, Inc.	145,210
3,970	FedEx Corp.	370,798
40,920	TNT N.V., (Netherlands)	1,171,836
19,870	United Parcel Service, Inc., Class B	1,279,826
		2,967,670
	Airlines — 0.3%
29,650	Ryanair Holdings plc, (Ireland), ADR (a)	805,591
58,320	Southwest Airlines Co.	770,990
		1,576,581
	Building Products — 0.0% (g)
7,100	Masco Corp.	110,192
	Commercial Services & Supplies — 0.2%
26,150	Cintas Corp.	734,554
2,500	Copart, Inc. (a)	89,000
2,300	Iron Mountain, Inc.	63,020
1,900	Stericycle, Inc. (a)	103,550
12,200	Waste Management, Inc.	420,046
		1,410,170
	Construction & Engineering — 0.0% (g)
3,600	URS Corp. (a)	178,596
	Electrical Equipment — 0.3%
45,070	ABB Ltd., (Switzerland), ADR (a)	984,328
3,100	AMETEK, Inc.	128,526
21,910	Gamesa Corp. Tecnologica S.A., (Spain)	300,089
4,480	Nexans S.A., (France)	381,167
15,690	Yingli Green Energy Holding Co. Ltd., (China), ADR (a)	199,891
		1,994,001
	Industrial Conglomerates — 0.5%
11,175	3M Co.	933,895
13,080	Siemens AG, (Germany)	1,306,914
20,900	Tyco International Ltd., (Switzerland)	799,425
		3,040,234
	Machinery — 0.1%
10,850	Pall Corp.	439,317
1,200	Parker Hannifin Corp.	77,688
2,100	SPX Corp.	139,272
		656,277
	Professional Services — 0.1%
5,460	Adecco S.A., (Switzerland)	309,973
	Road & Rail — 0.1%
4,920	Canadian National Railway Co., (Canada)	298,103
8,600	Heartland Express, Inc.	141,900
3,500	Norfolk Southern Corp.	195,615
		635,618
	Trading Companies & Distributors — 0.1%
1,700	Fastenal Co.	81,583
5,500	W.W. Grainger, Inc.	594,660
		676,243
	Total Industrials	14,923,314
Information Technology — 2.9%
	Communications Equipment — 0.3%
38,610	Cisco Systems, Inc. (a)	1,005,018
12,010	Juniper Networks, Inc. (a)	368,467
25,580	Nokia OYJ, (Finland), ADR	397,513
		1,770,998
	Computers & Peripherals — 0.1%
40,650	EMC Corp. (a)	733,326
3,300	NetApp, Inc. (a)	107,448
		840,774
	Electronic Equipment, Instruments & Components — 0.2%
2,900	Amphenol Corp., Class A	122,351
1,900	Dolby Laboratories, Inc., Class A (a)	111,473
31,350	Tyco Electronics Ltd., (Switzerland)	861,498
		1,095,322
	Internet Software & Services — 0.2%
2,250	Google, Inc., Class A (a)	1,275,773
	IT Services — 1.2%
29,820	Accenture plc, (Ireland), Class A	1,250,949
3,000	Alliance Data Systems Corp. (a)	191,970
61,230	Amdocs Ltd., (United Kingdom) (a)	1,843,634
30,615	Automatic Data Processing, Inc.	1,361,449
1,000	Cognizant Technology Solutions Corp., Class A (a)	50,980
3,700	Global Payments, Inc.	168,535
7,200	NeuStar, Inc., Class A (a)	181,440
13,000	Paychex, Inc.	399,100
44,130	Western Union Co. (The)	748,445
		6,196,502
	Semiconductors & Semiconductor Equipment — 0.4%
32,300	Advantest Corp., (Japan)	809,932
4,800	Altera Corp.	116,688
6,500	Analog Devices, Inc.	187,330
5,300	ASML Holding N.V., (Netherlands)	187,620
5,600	Broadcom Corp., Class A	185,808
10,210	KLA-Tencor Corp.	315,693
3,100	Linear Technology Corp.	87,668
9,000	Tokyo Electron Ltd., (Japan)	598,113
		2,488,852
	Software — 0.5%
2,300	Adobe Systems, Inc. (a)	81,351
27,160	Autodesk, Inc. (a)	799,046
18,580	Microsoft Corp.	543,837
2,800	Red Hat, Inc. (a)	81,956
12,310	SAP AG, (Germany), ADR	592,973
6,950	Shanda Interactive Entertainment Ltd., (China), ADR (a)	302,951
19,000	Square Enix Holdings Co., Ltd., (Japan)	416,013
		2,818,127
	Total Information Technology	16,486,348
Materials — 0.3%
	Chemicals — 0.2%
5,300	Ecolab, Inc.	232,935
8,710	Johnson Matthey plc, (United Kingdom)	231,219
10,470	Monsanto Co.	747,767
		1,211,921
	Paper & Forest Products — 0.1%
7,200	Norbord, Inc., (Canada) (a)	111,653
11,370	Weyerhaeuser Co.	514,720
		626,373
	Total Materials	1,838,294
Telecommunication Services — 0.3%
	Wireless Telecommunication Services — 0.3%
13,340	American Tower Corp., Class A (a)	568,417
16,300	Crown Castle International Corp. (a)	623,150
5,200	SBA Communications Corp., Class A (a)	187,564
34,190	SK Telecom Co. Ltd., (South Korea), ADR	590,119
	Total Telecommunication Services	1,969,250
	Total Common Stocks (Cost $82,621,734)	84,755,564
Preferred Stocks — 0.1%
Consumer Staples — 0.1%
	Household Products — 0.1%
6,330	Henkel AG & Co. KGaA, (Germany) (Cost $328,713)	340,928
Investment Companies — 80.2%
Alternative Assets — 8.9%
613,879	Arbitrage Fund (The), Class I	8,035,682
466,269	Highbridge Statistical Market Neutral Fund, Select Class Shares (a) (b)	7,399,694
544,784	Ivy Global Natural Resources Fund, Class I (a)	10,296,411
861,990	JPMorgan Research Market Neutral Fund, Institutional Class Shares (a) (b)	13,516,005
854,010	JPMorgan U.S. Real Estate Fund, Select Class Shares (b)	11,435,189
	Total Alternative Assets	50,682,981
Fixed Income — 19.8%
1,294,784	Eaton Vance Floating - Rate Fund, Class I	11,445,887
1,787,351	Harbor High-Yield Bond Fund, Institutional Class Shares	19,053,167
68,412	iShares Barclays TIPS Bond Fund	7,108,691
44,000	iShares iBoxx Investment Grade Corporate Bond Fund	4,652,120
376,076	JPMorgan Core Bond Fund, Ultra Shares (b)	4,208,293
Fixed Income— (continued)
3,965,572	JPMorgan High Yield Fund, Ultra Shares (b)	31,446,984
363,967	JPMorgan International Currency Income Fund, Select Class Shares (b)	3,938,126
448,314	JPMorgan Short Duration Bond Fund, Ultra Shares (b)	4,882,137
1,944,224	JPMorgan Strategic Income Opportunities Fund, Select Class Shares (b)	22,708,534
394,370	JPMorgan Total Return Fund, Select Class Shares (b)	4,097,500
	Total Fixed Income	113,541,439
International Equity — 19.3%
110,000	iShares MSCI Brazil Index Fund	8,102,600
548,801	iShares MSCI EAFE Index Fund	30,732,856
479,442	JPMorgan Asia Equity Fund, Institutional Class Shares (a) (b)	15,327,758
647,296	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (b)	14,130,479
400,774	JPMorgan International Equity Index Fund, Select Class Shares (b)	7,350,187
2,685,900	JPMorgan International Value Fund, Institutional Class Shares (b)	34,486,950
	Total International Equity	110,130,830
Money Market — 6.2%
35,486,736	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l)	35,486,736
	Total Money Market	35,486,736
U.S. Equity — 26.0%
180,672	Hartford Capital Appreciation Fund (The), Class Y (a)	6,231,382
127,994	iShares S&P 500 Index Fund	15,018,816
2,179,205	JPMorgan Equity Income Fund, Select Class Shares (b)	17,564,392
2,750,388	JPMorgan Growth Advantage Fund, Select Class Shares (a) (b)	20,985,460
1,319,332	JPMorgan Mid Cap Value Fund, Institutional Class Shares (b)	27,494,874
299,642	JPMorgan Small Cap Growth Fund, Institutional Class Shares (a) (b)	2,870,573
169,230	JPMorgan Small Cap Value Fund, Ultra Shares (b)	2,831,218
2,083,745	JPMorgan U.S. Equity Fund, Institutional Class Shares (b)	19,753,907
U.S. Equity— (continued)
1,074,773	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares (b)	20,603,390
1,065,828	JPMorgan Value Opportunities Fund, Institutional Class Shares (b)	14,793,694
	Total U.S. Equity	148,147,706
	Total Investment Companies (Cost $440,816,233)	457,989,692
PRINCIPAL AMOUNT($)
Structured Notes — 4.7%
U.S. Equity — 0.6%
3,000,000	Credit Suisse AG, Return Enhanced Notes, Linked to the S&P 500 Index, maximum return of 16.875%, due 04/23/10 (a)	3,296,100

International Equity — 4.1%
3,000,000	Barclays Bank plc, Medium Term Notes, Series A, Autocallable Index Knock-Out Buffer Notes, Linked to the Dow Jones EURO STOXX 50 Index, maximum return of 7.000%, due 08/27/10 (a)	3,071,100
9,400,000	Barclays Bank plc, Return Enhanced Notes, Global Medium Term Notes, Series A, Linked to the TOPIX Index, maximum return of 9.060%, due 07/01/10 (a)	9,601,160
4,000,000	Credit Suisse AG, Return Enhanced Notes, Linked to the Dow Jones EURO STOXX 50 Index and the Euro Relative to the U.S. Dollar, maximum return of 20.700%, due 05/13/10 (a)	3,709,200
6,700,000	HSBC USA, Inc., Knock-Out Buffer Notes, Linked to the iShares MSCI EAFE Index Fund, due 02/25/11 (a)	7,317,740

	Total Structured Notes (Cost $26,100,000)	26,995,300
	Total Investments — 99.9% (Cost $549,866,680)	570,081,484
	Other Assets in Excess of Liabilities — 0.1%	528,741
	NET ASSETS — 100.0%	$570,610,225

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	-	American Depositary Receipt
EAFE	-	Europe, Australasia, and Far East
TIPS	-	Treasury Inflation Protected Security

(a)		Non-income producing security.
(b)		Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)		Amount rounds to less than 0.1%.
(l)		The rate shown is the current yield as of March 31, 2010.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,576,385
Aggregate gross unrealized depreciation	(1,361,581)
Net unrealized appreciation/depreciation	$20,214,804
Federal income tax cost of investments	$549,866,680

Access Growth Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$543,086,184	$26,995,300	$–	$570,081,484

# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 2 consists of
Structured Notes, Please refer to the SOI for further details of the portfolio holdings.
JPMorgan Disciplined Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2010 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.6%
Consumer Discretionary — 10.4%
		Auto Components — 0.7%
47		Johnson Controls, Inc. (c)	1,551
7		TRW Automotive Holdings Corp. (a)	197

			1,748
		Automobiles — 0.2%
38		Ford Motor Co. (a) (c)	473

		Hotels, Restaurants & Leisure — 1.5%
20		Carnival Corp.	789
14		Darden Restaurants, Inc.	623
11		International Game Technology	196
7		McDonald's Corp.	454
18		MGM Mirage (a) (c)	215
28		Royal Caribbean Cruises Ltd. (a) (c)	907
2		Starwood Hotels & Resorts Worldwide, Inc. (c)	98
11		Yum! Brands, Inc.	414

			3,696
		Household Durables — 0.6%
9		D.R. Horton, Inc.	117
21		KB Home (c)	352
41		Lennar Corp., Class A	707
6		Toll Brothers, Inc. (a)	121
2		Whirlpool Corp. (c)	174

			1,471
		Internet & Catalog Retail — 0.3%
4		Amazon.com, Inc. (a) (c)	597
5		Expedia, Inc.	130

			727
		Media — 3.0%
32		Comcast Corp., Class A	566
7		DirecTV, Class A (a)	243
12		DISH Network Corp., Class A	242
53		Gannett Co., Inc. (c)	877
10		Interpublic Group of Cos., Inc. (a)	87
4		Time Warner Cable, Inc. (c)	187
60		Time Warner, Inc.	1,879
96		Walt Disney Co. (The)	3,365

			7,446
		Multiline Retail — 0.9%
10		Family Dollar Stores, Inc.	362
4		J.C. Penney Co., Inc.	129
29		Kohl's Corp. (a)	1,578

			2,069
		Specialty Retail — 1.9%
20		Bed Bath & Beyond, Inc. (a)	858
10		Home Depot, Inc.	317
83		Lowe's Cos., Inc.	2,014
39		Staples, Inc.	900
14		TJX Cos., Inc.	600

			4,689
		Textiles, Apparel & Luxury Goods — 1.3%
44		Coach, Inc.	1,754
13		Nike, Inc., Class B	919
7		V.F. Corp.	597

			3,270
		Total Consumer Discretionary	25,589
Consumer Staples — 10.9%
		Beverages — 1.9%
87		Coca-Cola Co. (The)	4,757

		Food & Staples Retailing — 2.5%
60		CVS/Caremark Corp.	2,194
22		Kroger Co. (The)	479
10		Safeway, Inc.	246
41		SYSCO Corp. (c)	1,212
37		Wal-Mart Stores, Inc.	2,046

			6,177
		Food Products — 2.0%
18		Archer-Daniels-Midland Co.	532
35		General Mills, Inc.	2,471
15		Kellogg Co.	823
39		Kraft Foods, Inc., Class A	1,188

			5,014
		Household Products — 2.8%
3		Colgate-Palmolive Co.	247
26		Kimberly-Clark Corp.	1,647
77		Procter & Gamble Co. (The)	4,891

			6,785
		Tobacco — 1.7%
79		Philip Morris International, Inc.	4,126

		Total Consumer Staples	26,859
Energy — 10.8%
		Energy Equipment & Services — 1.6%
16		Baker Hughes, Inc.	726
36		Halliburton Co.	1,088
7		Helmerich & Payne, Inc.	251
20		National Oilwell Varco, Inc.	812
17		Schlumberger Ltd. (c)	1,079

			3,956
		Oil, Gas & Consumable Fuels — 9.2%
26		Anadarko Petroleum Corp.	1,872
16		Apache Corp. (c)	1,573
4		Chesapeake Energy Corp.	99
43		Chevron Corp.	3,291
54		ConocoPhillips	2,743
5		Consol Energy, Inc.	230
12		EOG Resources, Inc. (c)	1,097
108		Exxon Mobil Corp.	7,200
10		Noble Energy, Inc.	745
28		Occidental Petroleum Corp.	2,375
4		Peabody Energy Corp.	201
15		Spectra Energy Corp.	345
11		Ultra Petroleum Corp. (a)	504
14		Williams Cos., Inc. (The)	328

			22,603
		Total Energy	26,559
Financials — 15.7%
		Capital Markets — 2.4%
11		Bank of New York Mellon Corp. (The)	349
2		Federated Investors, Inc., Class B	50
20		Goldman Sachs Group, Inc. (The)	3,362
10		Janus Capital Group, Inc.	139
32		Morgan Stanley	949
21		State Street Corp.	934

			5,783
		Commercial Banks — 3.5%
43		BB&T Corp. (c)	1,377
47		Fifth Third Bancorp	644
17		PNC Financial Services Group, Inc.	1,033
45		Regions Financial Corp.	352
14		TCF Financial Corp. (c)	222
10		U.S. Bancorp	248
156		Wells Fargo & Co.	4,849

			8,725
		Consumer Finance — 1.2%
19		American Express Co.	788
51		Capital One Financial Corp.	2,124

			2,912
		Diversified Financial Services — 4.5%
363		Bank of America Corp.	6,479
657		Citigroup, Inc. (a)	2,660
2		CME Group, Inc. (c)	601
3		IntercontinentalExchange, Inc. (a)	325
35		NASDAQ OMX Group, Inc. (The) (a)	745
6		NYSE Euronext	178

			10,988
		Insurance — 2.9%
15		ACE Ltd., (Switzerland)	774
26		Aflac, Inc.	1,390
10		Berkshire Hathaway, Inc., Class B (a)	780
3		Everest Re Group Ltd., (Bermuda)	235
9		Hartford Financial Services Group, Inc.	247
9		PartnerRe Ltd., (Bermuda)	685
4		Principal Financial Group, Inc. (c)	126
30		Prudential Financial, Inc. (c)	1,821
19		RenaissanceRe Holdings Ltd., (Bermuda)	1,084

			7,142
		Real Estate Investment Trusts (REITs) — 1.2%
11		Digital Realty Trust, Inc. (c)	602
61		Duke Realty Corp.	761
15		FelCor Lodging Trust, Inc. (a)	86
18		General Growth Properties, Inc. (c)	282
30		Host Hotels & Resorts, Inc.	436
7		Liberty Property Trust	231
11		Senior Housing Properties Trust (c)	235
3		Simon Property Group, Inc.	210
1		Universal Health Realty Income Trust	49

			2,892
		Total Financials	38,442
Health Care — 11.9%
		Biotechnology — 1.7%
15		Alexion Pharmaceuticals, Inc. (a)	821
22		Biogen Idec, Inc. (a) (c)	1,233
26		Celgene Corp. (a) (c)	1,623
11		Gilead Sciences, Inc. (a)	519

			4,196
		Health Care Equipment & Supplies — 1.3%
30		Baxter International, Inc.	1,717
23		Covidien plc, (Ireland)	1,166
7		Stryker Corp.	418

			3,301
		Health Care Providers & Services — 2.2%
9		Aetna, Inc.	319
24		Cardinal Health, Inc.	879
28		CIGNA Corp.	1,010
14		McKesson Corp.	920
17		Medco Health Solutions, Inc. (a)	1,098
4		Universal Health Services, Inc., Class B	133
16		WellPoint, Inc. (a)	1,017

			5,376
		Life Sciences Tools & Services — 0.5%
24		Thermo Fisher Scientific, Inc. (a)	1,245

		Pharmaceuticals — 6.2%
79		Abbott Laboratories	4,183
4		Allergan, Inc.	255
3		Bristol-Myers Squibb Co.	72
34		Johnson & Johnson	2,243
20		King Pharmaceuticals, Inc. (a)	231
135		Merck & Co., Inc.	5,053
7		Mylan, Inc. (a) (c)	150
172		Pfizer, Inc.	2,955

			15,142
		Total Health Care	29,260
Industrials — 10.6%
		Aerospace & Defense — 2.8%
7		General Dynamics Corp.	533
30		Honeywell International, Inc.	1,362
6		L-3 Communications Holdings, Inc.	504
8		Northrop Grumman Corp.	551
52		United Technologies Corp.	3,850

			6,800
		Air Freight & Logistics — 0.1%
4		United Parcel Service, Inc., Class B	258

		Airlines — 0.1%
7		Continental Airlines, Inc., Class B (a) (c)	160

		Electrical Equipment — 0.6%
30		Emerson Electric Co.	1,520

		Industrial Conglomerates — 1.9%
231		General Electric Co.	4,199
16		Textron, Inc. (c)	344

			4,543
		Machinery — 2.8%
43		Deere & Co.	2,563
4		Oshkosh Corp. (a)	177
53		PACCAR, Inc. (c)	2,297
30		Parker Hannifin Corp. (c)	1,929

			6,966
		Road & Rail — 2.3%
55		CSX Corp.	2,810
24		Norfolk Southern Corp.	1,319
21		Union Pacific Corp.	1,532

			5,661
		Total Industrials	25,908
Information Technology — 18.0%
		Communications Equipment — 3.1%
159		Cisco Systems, Inc. (a) (c)	4,131
19		Juniper Networks, Inc. (a) (c)	567
70		QUALCOMM, Inc.	2,948

			7,646
		Computers & Peripherals — 6.0%
22		Apple, Inc. (a)	5,098
7		EMC Corp. (a)	124
83		Hewlett-Packard Co.	4,396
35		International Business Machines Corp.	4,489
15		SanDisk Corp. (a) (c)	533

			14,640
		Electronic Equipment, Instruments & Components — 0.5%
64		Corning, Inc.	1,298

		Internet Software & Services — 1.7%
7		Google, Inc., Class A (a)	4,082

		IT Services — 1.1%
32		Cognizant Technology Solutions Corp., Class A (a)	1,611
1		Computer Sciences Corp. (a)	76
21		Genpact Ltd., (Bermuda) (a)	359
3		MasterCard, Inc., Class A (c)	788

			2,834
		Office Electronics — 0.1%
15		Xerox Corp.	146

		Semiconductors & Semiconductor Equipment — 1.9%
6		Analog Devices, Inc.	182
53		Applied Materials, Inc.	713
23		Broadcom Corp., Class A	753
14		Intel Corp.	301
66		Intersil Corp., Class A (c)	973
32		Marvell Technology Group Ltd., (Bermuda) (a)	650
11		National Semiconductor Corp.	163
25		Novellus Systems, Inc. (a) (c)	615
15		Xilinx, Inc.	372

			4,722
		Software — 3.6%
3		Citrix Systems, Inc. (a)	119
4		Intuit, Inc. (a)	137
253		Microsoft Corp.	7,405
37		Oracle Corp.	940
–	(h)	Rovi Corp. (a)	7
12		Symantec Corp. (a)	205

			8,813
		Total Information Technology	44,181
Materials — 3.4%
		Chemicals — 2.1%
8		Air Products & Chemicals, Inc.	599
4		Airgas, Inc.	235
55		Dow Chemical Co. (The)	1,621
54		E.l. du Pont de Nemours & Co.	1,992
12		PPG Industries, Inc.	811

			5,258
		Metals & Mining — 1.3%
4		Cliffs Natural Resources, Inc.	248
23		Freeport-McMoRan Copper & Gold, Inc.	1,896
17		United States Steel Corp. (c)	1,055

			3,199
		Total Materials	8,457
Telecommunication Services — 3.3%
		Diversified Telecommunication Services — 2.6%
106		AT&T, Inc.	2,737
157		Qwest Communications International, Inc.	817
90		Verizon Communications, Inc.	2,804

			6,358
		Wireless Telecommunication Services — 0.7%
12		American Tower Corp., Class A (a)	520
327		Sprint Nextel Corp. (a) (c)	1,243

			1,763
		Total Telecommunication Services	8,121
Utilities — 3.6%
		Electric Utilities — 2.0%
18		Edison International	601
6		Entergy Corp.	496
6		FirstEnergy Corp.	235
40		FPL Group, Inc.	1,909
54		NV Energy, Inc.	665
8		PPL Corp.	224
25		Southern Co.	819

			4,949
		Multi-Utilities — 1.4%
9		Ameren Corp.	245
22		Public Service Enterprise Group, Inc.	638
29		SCANA Corp.	1,075
70		Xcel Energy, Inc.	1,488

			3,446
		Water Utilities — 0.2%
22		American Water Works Co., Inc.	483

		Total Utilities	8,878
		Total Common Stocks (Cost $179,695)	242,254
PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 0.3%
715		U.S. Treasury Note, 2.875%, 06/30/10 (k) (Cost $720)	720
SHARES
Short-Term Investment — 0.9%
Investment Company — 0.9%
2,200		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m) (Cost $2,200)	2,200
Investment of Cash Collateral for Securities on Loan — 10.5%
		Investment Company — 10.5%
25,911		JPMorgan Prime Money Market Fund, Capital Shares, 0.100% (b) (l) (Cost $25,911)	25,911
		Total Investments — 110.3% (Cost $208,526)	271,085
		Liabilities in Excess of Other Assets — (10.3)%	(25,319)
		NET ASSETS — 100.0%	$245,766

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 03/31/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
57	E-mini S&P 500	06/18/10	$3,321	$35

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(h)	Amount rounds to less than one thousand (shares or dollars).
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$63,067
Aggregate gross unrealized depreciation	(508)
Net unrealized appreciation/depreciation	$62,559
Federal income tax cost of investments	$208,526

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$270,365	$720	$–	$271,085
Appreciation in Other Financial Instruments
Futures Contracts	$35	$–	$–	$35

# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.
JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2010 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 51.2%
Consumer Discretionary — 5.7%
		Auto Components — 0.5%
8		Compagnie Generale des Etablissements Michelin, (France), Class B	574
3		Drew Industries, Inc. (a)	70
13		Gentex Corp.	248
31		Johnson Controls, Inc.	1,035
—	(h)	Stoneridge, Inc. (a)	3
4		Superior Industries International, Inc.	60
1		TRW Automotive Holdings Corp. (a)	17
			2,007
		Automobiles — 0.4%
10		Daimler AG, (Germany)	461
3		Ford Motor Co. (a)	41
6		Harley-Davidson, Inc.	170
102		Nissan Motor Co., Ltd., (Japan) (a)	873
			1,545
		Diversified Consumer Services — 0.1%
1		Apollo Group, Inc., Class A (a) (m)	62
6		Coinstar, Inc. (a) (m)	179
9		Education Management Corp. (a)	198
2		Steiner Leisure Ltd., (Bahamas) (a)	98
			537
		Hotels, Restaurants & Leisure — 1.0%
1		AFC Enterprises, Inc. (a) (m)	13
15		Carnival Corp. (m)	589
8		Carrols Restaurant Group, Inc. (a) (m)	57
3		Cheesecake Factory, Inc. (The) (a) (m)	70
4		Darden Restaurants, Inc. (m)	181
1		DineEquity, Inc. (a) (m)	44
38		Intercontinental Hotels Group plc, (United Kingdom)	595
14		International Game Technology	256
1		McDonald's Corp.	41
2		MGM Mirage (a)	19
4		O'Charley's, Inc. (a)	31
1		PF Chang's China Bistro, Inc. (a)	57
18		Royal Caribbean Cruises Ltd. (a)	589
2		Ruby Tuesday, Inc. (a)	25
10		Sodexo, (France)	584
7		Starwood Hotels & Resorts Worldwide, Inc.	345
7		Wyndham Worldwide Corp.	175
18		Yum! Brands, Inc.	677
			4,348
		Household Durables — 0.5%
8		American Greetings Corp., Class A (m)	167
1		Blyth, Inc. (m)	38
1		CSS Industries, Inc. (m)	12
1		D.R. Horton, Inc. (m)	10
3		Furniture Brands International, Inc. (a)	17
5		Helen of Troy Ltd., (Bermuda) (a)	117
3		Jarden Corp.	105
10		KB Home	176
5		La-Z-Boy, Inc. (a)	65
7		Leggett & Platt, Inc.	145
13		Lennar Corp., Class A	221
5		LG Electronics, Inc., (South Korea)	500
2		Standard Pacific Corp. (a)	9
7		Tempur-Pedic International, Inc. (a)	217
7		Toll Brothers, Inc. (a)	142
1		Whirlpool Corp.	128
			2,069
		Internet & Catalog Retail — 0.3%
5		Amazon.com, Inc. (a) (m)	702
5		Expedia, Inc.	113
4		HSN, Inc. (a)	109
3		Netflix, Inc. (a)	198
3		NutriSystem, Inc.	45
			1,167
		Media — 1.3%
21		Comcast Corp., Class A (m)	400
1		DirecTV, Class A (a)	22
1		DISH Network Corp., Class A	21
25		Gannett Co., Inc.	421
1		Interpublic Group of Cos., Inc. (a)	8
5		Journal Communications, Inc., Class A (a)	19
8		LIN TV Corp., Class A (a)	46
2		Scholastic Corp.	50
16		Sinclair Broadcast Group, Inc., Class A (a)	79
—	(h)	Time Warner Cable, Inc.	17
58		Time Warner, Inc.	1,824
3		Viacom, Inc., Class B (a)	100
66		Walt Disney Co. (The) (m)	2,310
			5,317
		Multiline Retail — 0.3%
4		Dillard's, Inc., Class A (m)	90
1		Family Dollar Stores, Inc.	32
—	(h)	J.C. Penney Co., Inc.	11
10		Kohl's Corp. (a)	555
7		Macy's, Inc.	148
3		Nordstrom, Inc.	139
6		Retail Ventures, Inc. (a)	53
49		Takashimaya Co., Ltd., (Japan)	403
			1,431
		Specialty Retail — 1.0%
2		Advance Auto Parts, Inc. (m)	92
3		Asbury Automotive Group, Inc. (a) (m)	40
2		Bed Bath & Beyond, Inc. (a) (m)	75
21		Borders Group, Inc. (a) (m)	35
10		Cache, Inc. (a) (m)	57
6		Charming Shoppes, Inc. (a) (m)	34
2		Collective Brands, Inc. (a) (m)	45
12		Conn's, Inc. (a) (m)	97
11		Dick's Sporting Goods, Inc. (a) (m)	291
5		DSW, Inc., Class A (a) (m)	133
8		Finish Line, Inc. (The), Class A	122
—	(h)	Gap, Inc. (The)	—	(h)
4		Haverty Furniture Cos., Inc.	62
1		Home Depot, Inc.	28
6		Hot Topic, Inc. (a)	42
5		J Crew Group, Inc. (a)	227
6		Limited Brands, Inc.	135
27		Lowe's Cos., Inc.	656
7		MarineMax, Inc. (a)	71
2		Midas, Inc. (a)	22
17		OfficeMax, Inc. (a)	282
—	(h)	Rent-A-Center, Inc. (a)	7
4		Sherwin-Williams Co. (The)	275
4		Signet Jewelers Ltd., (Bermuda) (a)	136
5		Sonic Automotive, Inc., Class A (a)	57
25		Staples, Inc.	594
4		Talbots, Inc. (a)	56
1		TJX Cos., Inc.	53
13		Williams-Sonoma, Inc.	355
			4,079
		Textiles, Apparel & Luxury Goods — 0.3%
6		Coach, Inc. (m)	235
6		Jones Apparel Group, Inc.	118
9		Liz Claiborne, Inc. (a)	65
1		Nike, Inc., Class B	81
2		Oxford Industries, Inc.	30
4		Perry Ellis International, Inc. (a)	84
4		Phillips-Van Heusen Corp.	207
2		Timberland Co. (The), Class A (a)	47
4		V.F. Corp.	325
			1,192
		Total Consumer Discretionary	23,692
Consumer Staples — 4.4%
		Beverages — 0.8%
11		Anheuser-Busch InBev N.V., (Belgium)	551
34		Coca-Cola Co. (The) (m)	1,887
4		Dr. Pepper Snapple Group, Inc.	151
32		Kirin Holdings Co., Ltd., (Japan)	472
2		National Beverage Corp.	18
3		PepsiCo, Inc.	196
			3,275
		Food & Staples Retailing — 1.1%
5		Costco Wholesale Corp. (m)	296
17		CVS/Caremark Corp. (m)	630
1		Great Atlantic & Pacific Tea Co. (a)	7
31		Koninklijke Ahold N.V., (Netherlands)	408
13		Kroger Co. (The)	278
4		Pantry, Inc. (The) (a)	49
1		Safeway, Inc.	22
27		SYSCO Corp.	792
76		Tesco plc, (United Kingdom)	503
3		Walgreen Co.	128
30		Wal-Mart Stores, Inc.	1,660
			4,773
		Food Products — 0.6%
2		Archer-Daniels-Midland Co. (m)	46
3		B&G Foods, Inc., Class A (m)	28
10		Del Monte Foods Co. (m)	140
3		Dole Food Co., Inc. (a)	36
8		General Mills, Inc.	573
4		H.J. Heinz Co.	178
1		Kellogg Co.	73
8		Kraft Foods, Inc., Class A	235
7		Tyson Foods, Inc., Class A	128
30		Unilever N.V. CVA, (Netherlands)	909
			2,346
		Household Products — 0.8%
2		Cellu Tissue Holdings, Inc. (a) (m)	19
6		Central Garden & Pet Co., Class A (a) (m)	52
1		Clorox Co. (m)	66
—	(h)	Colgate-Palmolive Co. (m)	21
2		Energizer Holdings, Inc. (a)	126
11		Kimberly-Clark Corp.	675
29		Procter & Gamble Co. (The)	1,837
13		Reckitt Benckiser Group plc, (United Kingdom)	726
			3,522
		Personal Products — 0.1%
6		Herbalife Ltd., (Cayman Islands)	258
5		Prestige Brands Holdings, Inc. (a)	41
			299
		Tobacco — 1.0%
15		Altria Group, Inc. (m)	311
23		Imperial Tobacco Group plc, (United Kingdom)	694
—	(h)	Japan Tobacco, Inc., (Japan)	1,109
38		Philip Morris International, Inc.	1,961
			4,075
		Total Consumer Staples	18,290
Energy — 4.6%
		Energy Equipment & Services — 1.0%
4		Baker Hughes, Inc. (m)	208
1		Bolt Technology Corp. (a) (m)	11
3		Cal Dive International, Inc. (a) (m)	19
5		Cameron International Corp. (a) (m)	227
1		CARBO Ceramics, Inc. (m)	62
2		Complete Production Services, Inc. (a) (m)	17
1		Dresser-Rand Group, Inc. (a)	38
3		Ensco plc, (United Kingdom), ADR	134
19		Halliburton Co.	575
1		Helmerich & Payne, Inc.	22
5		Hercules Offshore, Inc. (a)	23
2		ION Geophysical Corp. (a)	11
10		Key Energy Services, Inc. (a)	99
14		National Oilwell Varco, Inc.	577
3		Noble Corp., (Switzerland) (a)	142
3		Oil States International, Inc. (a)	150
1		Patterson-UTI Energy, Inc.	15
7		Pioneer Drilling Co. (a)	46
10		Saipem S.p.A., (Italy)	388
15		Schlumberger Ltd.	971
4		Transocean Ltd., (Switzerland) (a)	320
			4,055
		Oil, Gas & Consumable Fuels — 3.6%
4		Anadarko Petroleum Corp. (m)	302
12		Apache Corp. (m)	1,216
58		BG Group plc, (United Kingdom)	1,008
2		Brigham Exploration Co. (a) (m)	24
78		Cairn Energy plc, (United Kingdom) (a)	497
2		Chesapeake Energy Corp. (m)	54
11		Chevron Corp. (m)	850
2		Cimarex Energy Co. (m)	119
—	(h)	Clayton Williams Energy, Inc. (a)	10
1		Cloud Peak Energy, Inc. (a) (m)	23
4		Concho Resources, Inc. (a) (m)	220
20		ConocoPhillips (m)	1,026
—	(h)	Consol Energy, Inc. (m)	20
3		Devon Energy Corp. (m)	208
11		Endeavour International Corp. (a)	13
4		EOG Resources, Inc.	345
50		Exxon Mobil Corp.	3,340
7		Forest Oil Corp. (a)	173
1		Frontline Ltd., (Bermuda)	31
2		Mariner Energy, Inc. (a)	33
2		McMoRan Exploration Co. (a)	32
6		Noble Energy, Inc.	407
23		Occidental Petroleum Corp.	1,977
—	(h)	Peabody Energy Corp.	18
1		PrimeEnergy Corp. (a)	19
1		Rosetta Resources, Inc. (a)	33
45		Royal Dutch Shell plc, (Netherlands), Class A	1,296
53		Santos Ltd., (Australia)	716
8		Southwestern Energy Co. (a)	331
1		Spectra Energy Corp.	30
2		Stone Energy Corp. (a)	37
2		Swift Energy Co. (a)	58
1		Tesoro Corp.	7
4		Ultra Petroleum Corp. (a)	175
12		VAALCO Energy, Inc.	57
1		W&T Offshore, Inc.	4
1		Westmoreland Coal Co. (a)	11
1		Williams Cos., Inc. (The)	29
6		World Fuel Services Corp.	154
			14,903
		Total Energy	18,958
Financials — 8.7%
		Capital Markets — 1.8%
1		Affiliated Managers Group, Inc. (a) (m)	87
9		Ameriprise Financial, Inc. (m)	408
1		Bank of New York Mellon Corp. (The) (m)	31
1		BlackRock, Inc. (m)	211
5		Charles Schwab Corp. (The)	98
17		Credit Suisse Group AG, (Switzerland)	893
9		Deutsche Bank AG, (Germany)	701
2		Federated Investors, Inc., Class B	43
1		Financial Engines, Inc. (a)	9
14		Goldman Sachs Group, Inc. (The)	2,382
1		Janus Capital Group, Inc.	16
15		Macquarie Group Ltd., (Australia)	629
83		Man Group plc, (United Kingdom)	302
24		Morgan Stanley	697
11		Och-Ziff Capital Management Group LLC, Class A	176
1		Oppenheimer Holdings, Inc., Class A	26
1		Piper Jaffray Cos. (a)	48
4		Pzena Investment Management, Inc., Class A (a)	28
6		State Street Corp.	287
4		T. Rowe Price Group, Inc.	237
9		TD AMERITRADE Holding Corp. (a)	167
			7,476
		Commercial Banks — 3.0%
1		1st Source Corp.	25
2		1st United Bancorp, Inc. (a)	19
3		BancFirst Corp. (m)	126
63		Banco Santander S.A., (Spain)	839
1		Bancorp, Inc. (a) (m)	6
23		BB&T Corp. (m)	732
12		BNP Paribas, (France)	919
3		Cathay General Bancorp (m)	30
2		Central Pacific Financial Corp. (a) (m)	3
276		China Merchants Bank Co., Ltd., (China), Class H	744
3		City Holding Co. (m)	106
1		CoBiz Financial, Inc. (m)	8
1		Farmers Capital Bank Corp.	4
4		Fifth Third Bancorp	57
1		Financial Institutions, Inc.	16
2		First Bancorp	4
3		First Financial Bancorp	46
1		First Interstate Bancsystem, Inc.	20
1		First Merchants Corp.	6
—	(h)	First South Bancorp, Inc.	1
5		FNB Corp.	38
3		Guaranty Bancorp (a)	4
1		Heartland Financial USA, Inc.	19
97		HSBC Holdings plc, (United Kingdom)	986
—	(h)	Hudson Valley Holding Corp.	8
12		KBC Groep N.V., (Belgium) (a)	562
1		Lakeland Financial Corp.	13
621		Lloyds Banking Group plc, (United Kingdom) (a)	590
2		Nara Bancorp, Inc. (a)	19
7		PNC Financial Services Group, Inc.	442
4		Regions Financial Corp.	31
1		Sierra Bancorp	18
3		Simmons First National Corp., Class A	94
8		Southwest Bancorp, Inc.	68
4		Suffolk Bancorp	126
17		Sumitomo Mitsui Financial Group, Inc., (Japan)	556
1		Sun Bancorp, Inc. (a)	2
5		Susquehanna Bancshares, Inc.	44
2		SVB Financial Group (a)	107
4		TCF Financial Corp.	59
27		U.S. Bancorp	696
1		UMB Financial Corp.	33
231		UniCredit S.p.A., (Italy) (a)	683
1		Union First Market Bankshares Corp.	11
107		Wells Fargo & Co.	3,330
2		West Bancorp., Inc.	13
			12,263
		Consumer Finance — 0.2%
2		Advance America Cash Advance Centers, Inc. (m)	14
2		American Express Co. (m)	70
15		Capital One Financial Corp. (m)	627
1		CompuCredit Holdings Corp. (m)	3
1		Credit Acceptance Corp. (a) (m)	49
6		Dollar Financial Corp. (a)	145
3		World Acceptance Corp. (a)	94
			1,002
		Diversified Financial Services — 1.4%
168		Bank of America Corp. (m)	3,000
235		Citigroup, Inc. (a) (m)	952
1		CME Group, Inc. (m)	285
74		ING Groep N.V. CVA, (Netherlands) (a)	734
—	(h)	IntercontinentalExchange, Inc. (a)	28
4		Marlin Business Services Corp. (a)	39
5		MSCI, Inc., Class A (a)	182
13		NASDAQ OMX Group, Inc. (The) (a)	278
1		NYSE Euronext	15
4		PHH Corp. (a)	82
1		Portfolio Recovery Associates, Inc. (a)	33
			5,628
		Insurance — 1.4%
14		ACE Ltd., (Switzerland)	716
8		Aflac, Inc. (m)	429
4		Allstate Corp. (The) (m)	135
5		American Equity Investment Life Holding Co. (m)	51
2		AON Corp. (m)	70
1		Argo Group International Holdings Ltd., (Bermuda)	31
1		Aspen Insurance Holdings Ltd., (Bermuda)	15
1		Assured Guaranty Ltd., (Bermuda)	31
1		Axis Capital Holdings Ltd., (Bermuda)	31
1		Berkshire Hathaway, Inc., Class B (a) (m)	69
13		Conseco, Inc. (a) (m)	80
1		Delphi Financial Group, Inc., Class A (m)	30
3		Endurance Specialty Holdings Ltd., (Bermuda)	115
—	(h)	Everest Re Group Ltd., (Bermuda)	20
3		Harleysville Group, Inc.	111
1		Hartford Financial Services Group, Inc.	22
5		Lincoln National Corp.	160
2		Meadowbrook Insurance Group, Inc.	17
1		Navigators Group, Inc. (a)	39
1		PartnerRe Ltd., (Bermuda)	60
3		Platinum Underwriters Holdings Ltd., (Bermuda)	100
1		Primerica, Inc. (a)	12
7		Principal Financial Group, Inc.	215
1		ProAssurance Corp. (a)	59
16		Prudential Financial, Inc.	963
39		Prudential plc, (United Kingdom)	319
9		RenaissanceRe Holdings Ltd., (Bermuda)	501
—	(h)	Sony Financial Holdings, Inc., (Japan)	411
1		Symetra Financial Corp. (a)	16
4		XL Capital Ltd., (Bermuda), Class A	76
3		Zurich Financial Services AG, (Switzerland)	793
			5,697
		Real Estate Investment Trusts (REITs) — 0.5%
1		Alexandria Real Estate Equities, Inc. (m)	54
3		Anworth Mortgage Asset Corp. (m)	22
—	(h)	Associated Estates Realty Corp. (m)	4
1		Boston Properties, Inc. (m)	64
1		Colonial Properties Trust (m)	7
6		DCT Industrial Trust, Inc. (m)	31
4		DiamondRock Hospitality Co. (a) (m)	36
2		Digital Realty Trust, Inc. (m)	123
5		Duke Realty Corp.	67
1		EastGroup Properties, Inc.	45
3		Education Realty Trust, Inc.	17
1		FelCor Lodging Trust, Inc. (a)	8
2		General Growth Properties, Inc.	25
3		Health Care REIT, Inc.	121
1		Home Properties, Inc.	61
3		Hospitality Properties Trust	77
3		Host Hotels & Resorts, Inc.	38
9		Lexington Realty Trust	60
1		Liberty Property Trust	20
5		LTC Properties, Inc.	143
14		MFA Financial, Inc.	101
—	(h)	Mid-America Apartment Communities, Inc.	16
4		Pennsylvania Real Estate Investment Trust	54
1		PS Business Parks, Inc.	75
2		Public Storage	141
7		Ramco-Gershenson Properties Trust	73
3		Realty Income Corp.	98
2		Saul Centers, Inc.	79
4		Senior Housing Properties Trust	88
2		Simon Property Group, Inc.	187
4		Strategic Hotels & Resorts, Inc. (a)	15
10		Sunstone Hotel Investors, Inc. (a)	107
1		Taubman Centers, Inc.	36
6		UDR, Inc.	102
—	(h)	Universal Health Realty Income Trust	4
			2,199
		Real Estate Management & Development — 0.4%
214		China Overseas Land & Investment Ltd., (Hong Kong)	482
180		China Resources Land Ltd., (Hong Kong)	390
107		Hang Lung Properties Ltd., (Hong Kong)	431
26		Mitsui Fudosan Co., Ltd., (Japan)	443
			1,746
		Thrifts & Mortgage Finance — 0.0% (g)
2		Northwest Bancshares, Inc.	23
3		OceanFirst Financial Corp.	32
4		Ocwen Financial Corp. (a)	41
			96
		Total Financials	36,107
Health Care — 5.8%
		Biotechnology — 0.7%
2		Affymax, Inc. (a) (m)	42
5		Alexion Pharmaceuticals, Inc. (a)(m)	285
6		Amgen, Inc. (a) (m)	385
6		Anadys Pharmaceuticals, Inc. (a) (m)	16
7		Ariad Pharmaceuticals, Inc. (a) (m)	24
6		ArQule, Inc. (a) (m)	32
10		AVI BioPharma, Inc. (a) (m)	12
1		BioCryst Pharmaceuticals, Inc. (a)	9
4		Biogen Idec, Inc. (a) (m)	245
1		BioMarin Pharmaceutical, Inc. (a) (m)	21
4		Bionovo, Inc. (a) (m)	2
17		Celgene Corp. (a) (m)	1,048
1		Chelsea Therapeutics International, Inc. (a) (m)	3
5		Cytokinetics, Inc. (a) (m)	15
1		Gilead Sciences, Inc. (a)	46
2		Halozyme Therapeutics, Inc. (a)	17
3		Human Genome Sciences, Inc. (a)	85
4		Idenix Pharmaceuticals, Inc. (a)	12
3		Immunomedics, Inc. (a)	9
3		Incyte Corp., Ltd. (a)	46
9		Intercell AG, (Austria) (a)	273
2		InterMune, Inc. (a)	71
6		MannKind Corp. (a)	41
—	(h)	Martek Biosciences Corp. (a)	7
5		Medivation, Inc. (a)	50
3		Molecular Insight Pharmaceuticals, Inc. (a)	4
3		Novavax, Inc. (a)	6
2		Osiris Therapeutics, Inc. (a)	18
1		Pharmasset, Inc. (a)	37
6		Protalix BioTherapeutics, Inc., (Israel) (a)	37
2		Regeneron Pharmaceuticals, Inc. (a)	48
3		Savient Pharmaceuticals, Inc. (a)	36
4		Seattle Genetics, Inc. (a)	47
4		Theravance, Inc. (a)	55
—	(h)	United Therapeutics Corp. (a)	11
			3,095
		Health Care Equipment & Supplies — 0.7%
4		American Medical Systems Holdings, Inc. (a) (m)	69
7		Baxter International, Inc. (m)	436
5		Boston Scientific Corp. (a) (m)	34
1		Cantel Medical Corp. (m)	22
12		Covidien plc, (Ireland)	614
2		Electro-Optical Sciences, Inc. (a)	13
4		Endologix, Inc. (a)	14
2		Hospira, Inc. (a)	119
12		Insulet Corp. (a)	180
3		Kinetic Concepts, Inc. (a)	124
12		Medtronic, Inc.	536
3		Micrus Endovascular Corp. (a)	49
1		Orthofix International N.V., (Netherlands) (a)	33
2		Sirona Dental Systems, Inc. (a)	61
1		Somanetics Corp. (a)	23
1		Stryker Corp.	37
2		Teleflex, Inc.	147
7		Thoratec Corp. (a)	225
17		TomoTherapy, Inc. (a)	59
			2,795
		Health Care Providers & Services — 1.2%
19		Aetna, Inc. (m)	659
2		America Service Group, Inc. (m)	24
2		American Dental Partners, Inc. (a) (m)	21
1		AMERIGROUP Corp. (a) (m)	30
1		Brookdale Senior Living, Inc. (a) (m)	25
19		Cardinal Health, Inc. (m)	674
2		CIGNA Corp. (m)	90
3		Community Health Systems, Inc. (a) (m)	125
15		Cross Country Healthcare, Inc. (a) (m)	152
1		Emergency Medical Services Corp., Class A (a)	79
9		Emeritus Corp. (a)	176
4		Express Scripts, Inc. (a)	368
3		Magellan Health Services, Inc. (a)	148
9		McKesson Corp.	582
4		Medco Health Solutions, Inc. (a)	289
21		Nighthawk Radiology Holdings, Inc. (a)	67
4		Omnicare, Inc.	116
1		Psychiatric Solutions, Inc. (a)	30
1		Team Health Holdings, Inc. (a)	20
2		Triple-S Management Corp., Class B (a)	43
21		UnitedHealth Group, Inc.	684
—	(h)	Universal Health Services, Inc., Class B	12
7		WellPoint, Inc. (a)	430
			4,844
		Health Care Technology — 0.1%
6		MedAssets, Inc. (a)	134
2		Medidata Solutions, Inc. (a)	29
2		Vital Images, Inc. (a)	39
			202
		Life Sciences Tools & Services — 0.2%
8		Affymetrix, Inc. (a) (m)	57
14		Bruker Corp. (a) (m)	206
2		eResearchTechnology, Inc. (a)	14
7		Harvard Bioscience, Inc. (a)	26
1		Mettler-Toledo International, Inc., (Switzerland) (a)	76
2		PerkinElmer, Inc.	41
9		Thermo Fisher Scientific, Inc. (a)	455
			875
		Pharmaceuticals — 2.9%
30		Abbott Laboratories (m)	1,602
—	(h)	Allergan, Inc. (m)	23
2		Ardea Biosciences, Inc. (a) (m)	44
12		Bayer AG, (Germany)	790
3		Biodel, Inc. (a) (m)	14
9		Bristol-Myers Squibb Co. (m)	243
4		Cadence Pharmaceuticals, Inc. (a) (m)	35
2		Cardiome Pharma Corp., (Canada) (a) (m)	12
4		Endo Pharmaceuticals Holdings, Inc. (a)	92
47		GlaxoSmithKline plc, (United Kingdom)	894
7		Johnson & Johnson	441
2		King Pharmaceuticals, Inc. (a)	20
2		MAP Pharmaceuticals, Inc. (a)	25
85		Merck & Co., Inc.	3,192
1		Mylan, Inc. (a)	13
1		Optimer Pharmaceuticals, Inc. (a)	6
2		Pain Therapeutics, Inc. (a)	15
107		Pfizer, Inc.	1,840
3		Roche Holding AG, (Switzerland)	456
11		Sanofi-Aventis S.A., (France)	793
22		Shire plc, (Ireland)	490
12		Teva Pharmaceutical Industries Ltd., (Israel), ADR	750
—	(h)	Vivus, Inc. (a)	1
6		Warner Chilcott plc, (Ireland), Class A (a)	156
1		Watson Pharmaceuticals, Inc. (a)	50
1		XenoPort, Inc. (a)	13
			12,010
		Total Health Care	23,821
Industrials — 5.9%
		Aerospace & Defense — 1.0%
—	(h)	DynCorp International, Inc., Class A (a)	5
3		GenCorp, Inc. (a)	19
4		General Dynamics Corp.	309
3		Goodrich Corp.	237
3		HEICO Corp.	171
17		Honeywell International, Inc.	751
—	(h)	L-3 Communications Holdings, Inc.	44
1		Northrop Grumman Corp.	49
8		Orbital Sciences Corp. (a)	142
3		Precision Castparts Corp.	369
26		United Technologies Corp.	1,880
			3,976
		Air Freight & Logistics — 0.1%
1		FedEx Corp.	131
1		Hub Group, Inc., Class A (a)	25
3		United Parcel Service, Inc., Class B	177
			333
		Airlines — 0.1%
1		Continental Airlines, Inc., Class B (a) (m)	14
2		Copa Holdings S.A., (Panama), Class A	116
14		Hawaiian Holdings, Inc. (a)	104
4		SkyWest, Inc.	61
			295
		Building Products — 0.3%
9		Cie de St-Gobain, (France)	415
2		Gibraltar Industries, Inc. (a)	30
8		Lennox International, Inc.	342
86		Nippon Sheet Glass Co. Ltd., (Japan)	255
3		Quanex Building Products Corp.	49
5		Trex Co., Inc. (a)	114
			1,205
		Commercial Services & Supplies — 0.2%
11		ACCO Brands Corp. (a) (m)	80
5		American Reprographics Co. (a) (m)	48
1		ATC Technology Corp. (a) (m)	21
3		Cenveo, Inc. (a) (m)	29
4		Deluxe Corp. (m)	74
1		G&K Services, Inc., Class A	34
9		Knoll, Inc.	101
2		Metalico, Inc. (a)	11
6		R.R. Donnelley & Sons Co.	119
1		Standard Parking Corp. (a)	15
5		Standard Register Co. (The)	25
1		Steelcase, Inc., Class A	6
—	(h)	SYKES Enterprises, Inc. (a)	7
7		Waste Connections, Inc. (a)	227
			797
		Construction & Engineering — 0.1%
7		Aecom Technology Corp. (a) (m)	203
3		Dycom Industries, Inc. (a)	24
7		EMCOR Group, Inc. (a)	172
			399
		Electrical Equipment — 0.7%
2		Acuity Brands, Inc. (m)	67
6		Cooper Industries plc	308
9		Emerson Electric Co.	454
3		EnerSys (a)	64
1		First Solar, Inc. (a)	87
13		Generac Holdings, Inc. (a)	175
3		LSI Industries, Inc.	18
102		Mitsubishi Electric Corp., (Japan)	939
4		Roper Industries, Inc.	234
3		Schneider Electric S.A., (France)	395
3		Thomas & Betts Corp. (a)	122
			2,863
		Industrial Conglomerates — 0.7%
34		Cookson Group plc, (United Kingdom) (a)	280
61		General Electric Co.	1,106
79		Hutchison Whampoa Ltd., (Hong Kong)	577
21		Koninklijke Philips Electronics N.V., (Netherlands)	676
36		Ruukki Group OYJ, (Finland) (a)	99
2		Standex International Corp.	59
1		Textron, Inc.	30
3		Tredegar Corp.	50
			2,877
		Machinery — 1.3%
1		Ampco-Pittsburgh Corp. (m)	12
1		Cascade Corp. (m)	29
8		Cummins, Inc. (m)	501
16		Deere & Co. (m)	931
1		Duoyuan Printing, Inc., (China) (a)	12
9		Eaton Corp.	655
2		Joy Global, Inc.	136
61		Kubota Corp., (Japan)	557
3		Mueller Industries, Inc.	83
3		Nordson Corp.	231
3		Oshkosh Corp. (a)	128
16		PACCAR, Inc.	706
10		Parker Hannifin Corp.	651
90		Sumitomo Heavy Industries Ltd., (Japan)	543
3		Toro Co.	128
3		Trimas Corp. (a)	18
4		Wabtec Corp.	167
			5,488
		Marine — 0.0% (g)
11		Horizon Lines, Inc., Class A	59
		Professional Services — 0.2%
1		COMSYS IT Partners, Inc. (a)	25
41		Experian plc, (Ireland)	407
1		GP Strategies Corp. (a)	11
6		Kforce, Inc. (a)	96
24		SFN Group, Inc. (a)	194
			733
		Road & Rail — 0.7%
4		Canadian National Railway Co., (Canada) (m)	264
1		Celadon Group, Inc. (a) (m)	13
1		Con-way, Inc. (m)	46
5		CSX Corp. (m)	247
1		Heartland Express, Inc.	8
5		Landstar System, Inc.	222
27		Norfolk Southern Corp.	1,526
1		Saia, Inc. (a)	19
10		Union Pacific Corp.	721
			3,066
		Trading Companies & Distributors — 0.5%
3		Aircastle Ltd.	30
126		Marubeni Corp., (Japan)	784
47		Mitsui & Co., Ltd., (Japan)	786
3		W.W. Grainger, Inc.	321
9		WESCO International, Inc. (a)	300
			2,221
		Total Industrials	24,312
Information Technology — 10.2%
		Communications Equipment — 1.4%
2		Arris Group, Inc. (a) (m)	27
3		Aviat Networks, Inc. (a) (m)	18
3		Black Box Corp. (m)	86
—	(h)	Calix, Inc. (a) (m)	3
110		Cisco Systems, Inc. (a) (m)	2,874
4		Emulex Corp. (a)	49
4		InterDigital, Inc. (a)	123
19		Juniper Networks, Inc. (a)	568
1		Meru Networks, Inc. (a)	27
6		Oplink Communications, Inc. (a)	108
42		QUALCOMM, Inc.	1,744
			5,627
		Computers & Peripherals — 2.7%
14		Apple, Inc. (a) (m)	3,261
20		Dell, Inc. (a) (m)	305
2		Electronics for Imaging, Inc. (a)	21
29		EMC Corp. (a)	531
82		Hewlett-Packard Co.	4,368
5		Imation Corp. (a)	52
17		International Business Machines Corp.	2,202
4		Lexmark International, Inc., Class A (a)	141
3		Novatel Wireless, Inc. (a)	17
7		Quantum Corp. (a)	18
3		SanDisk Corp. (a)	94
8		Seagate Technology, (Cayman Islands) (a)	139
3		Western Digital Corp. (a)	119
			11,268
		Electronic Equipment, Instruments & Components — 1.0%
1		Agilysys, Inc. (m)	16
6		Amphenol Corp., Class A (m)	263
4		Arrow Electronics, Inc. (a) (m)	130
3		Benchmark Electronics, Inc. (a) (m)	58
13		Brightpoint, Inc. (a) (m)	98
7		Checkpoint Systems, Inc. (a) (m)	148
4		Coherent, Inc. (a) (m)	128
41		Corning, Inc. (m)	836
1		CTS Corp. (m)	13
2		DDi Corp. (a) (m)	11
1		Electro Rent Corp.	12
20		FUJIFILM Holdings Corp., (Japan)	696
65		HON HAI Precision Industry Co., Ltd., (Taiwan), GDR	601
3		Ingram Micro, Inc., Class A (a)	45
9		Jabil Circuit, Inc.	138
9		Methode Electronics, Inc.	87
1		Newport Corp. (a)	17
6		Nidec Corp., (Japan)	622
1		OSI Systems, Inc. (a)	36
81		Premier Farnell plc, (United Kingdom)	276
1		RadiSys Corp. (a)	9
2		Technitrol, Inc.	13
1		TTM Technologies, Inc. (a)	12
			4,265
		Internet Software & Services — 0.7%
1		Ancestry.com, Inc. (a) (m)	15
1		DealerTrack Holdings, Inc. (a) (m)	22
2		Equinix, Inc. (a)	165
4		Google, Inc., Class A (a)	2,454
1		Perficient, Inc. (a)	16
—	(h)	QuinStreet, Inc. (a)	7
6		ValueClick, Inc. (a)	57
7		Web.com Group, Inc. (a)	35
			2,771
		IT Services — 1.0%
6		Acxiom Corp. (a) (m)	108
5		Alliance Data Systems Corp. (a)(m)	337
15		Amdocs Ltd., (United Kingdom) (a)	438
8		Atos Origin S.A., (France) (a)	379
4		CIBER, Inc. (a) (m)	13
12		Cognizant Technology Solutions Corp., Class A (a) (m)	634
2		Computer Sciences Corp. (a) (m)	121
10		Convergys Corp. (a) (m)	119
2		CSG Systems International, Inc. (a) (m)	34
1		Gartner, Inc. (a)	31
4		Genpact Ltd., (Bermuda) (a)	75
2		Global Cash Access Holdings, Inc. (a)	18
2		Hackett Group, Inc. (The) (a)	6
1		Heartland Payment Systems, Inc.	22
7		Hewitt Associates, Inc., Class A (a)	298
9		Infosys Technologies Ltd., (India), ADR	557
3		MasterCard, Inc., Class A	811
1		Unisys Corp. (a)	49
20		Western Union Co. (The)	332
			4,382
		Office Electronics — 0.2%
40		Ricoh Co., Ltd., (Japan)	626
23		Xerox Corp.	220
			846
		Semiconductors & Semiconductor Equipment — 1.3%
2		Amkor Technology, Inc. (a) (m)	17
8		Analog Devices, Inc. (m)	227
22		Applied Materials, Inc. (m)	294
2		Applied Micro Circuits Corp. (a) (m)	15
13		ASML Holding N.V., (Netherlands)	449
18		Broadcom Corp., Class A (m)	600
15		Cirrus Logic, Inc. (a) (m)	126
1		Cymer, Inc. (a) (m)	52
1		DSP Group, Inc. (a) (m)	10
3		GSI Technology, Inc. (a)	15
2		Integrated Device Technology, Inc. (a)	13
22		Intel Corp.	479
25		Intersil Corp., Class A	370
3		Kopin Corp. (a)	11
6		Lam Research Corp. (a)	215
62		LSI Corp. (a)	379
25		Marvell Technology Group Ltd., (Bermuda) (a)	503
—	(h)	MaxLinear, Inc., Class A (a)	7
9		Micrel, Inc.	96
8		National Semiconductor Corp.	118
8		Novellus Systems, Inc. (a)	190
2		Photronics, Inc. (a)	11
8		RF Micro Devices, Inc. (a)	41
1		Rudolph Technologies, Inc. (a)	12
1		Semtech Corp. (a)	24
18		Sumco Corp., (Japan) (a)	380
56		Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	586
—	(h)	Veeco Instruments, Inc. (a)	9
4		Xilinx, Inc.	100
1		Zoran Corp. (a)	15
			5,364
		Software — 1.9%
12		Aspen Technology, Inc. (a) (m)	126
4		Blackboard, Inc. (a) (m)	169
—	(h)	Citrix Systems, Inc. (a) (m)	10
6		EPIQ Systems, Inc. (a)	71
1		Fair Isaac Corp.	30
—	(h)	Fortinet, Inc. (a)	7
—	(h)	Intuit, Inc. (a)	12
1		JDA Software Group, Inc. (a)	33
4		Manhattan Associates, Inc. (a)	112
162		Microsoft Corp.	4,738
2		MicroStrategy, Inc., Class A (a)	136
13		Monotype Imaging Holdings, Inc. (a)	127
5		Net 1 UEPS Technologies, Inc., (South Africa) (a)	96
2		Nintendo Co., Ltd., (Japan)	604
42		Oracle Corp.	1,074
—	(h)	Rovi Corp. (a)	5
2		S1 Corp. (a)	9
1		SS&C Technologies Holdings, Inc. (a)	9
4		Sybase, Inc. (a)	191
1		Symantec Corp. (a)	18
3		Take-Two Interactive Software, Inc. (a)	26
5		Taleo Corp., Class A (a)	135
2		TIBCO Software, Inc. (a)	24
			7,762
		Total Information Technology	42,285
Materials — 2.6%
		Chemicals — 1.1%
1		Air Products & Chemicals, Inc.(m)	53
—	(h)	Airgas, Inc. (m)	21
2		Ashland, Inc. (m)	116
2		Cytec Industries, Inc. (m)	103
33		Dow Chemical Co. (The)	962
10		E.l. du Pont de Nemours & Co.	383
237		Huabao International Holdings Ltd., (Hong Kong)	284
1		Innospec, Inc., (United Kingdom) (a)	14
13		Lanxess AG, (Germany)	588
1		Lubrizol Corp.	46
3		Minerals Technologies, Inc.	161
6		PolyOne Corp. (a)	56
8		PPG Industries, Inc.	503
5		Praxair, Inc.	455
8		Shin-Etsu Chemical Co., Ltd., (Japan)	436
13		Spartech Corp. (a)	147
2		STR Holdings, Inc. (a)	47
			4,375
		Construction Materials — 0.2%
—	(h)	Headwaters, Inc. (a)	1
9		Lafarge S.A., (France)	619
			620
		Containers & Packaging — 0.1%
1		Boise, Inc. (a) (m)	5
3		Bway Holding Co. (a) (m)	56
3		Graham Packaging Co., Inc. (a)	32
3		Greif, Inc., Class A	186
2		Myers Industries, Inc.	21
2		Rock-Tenn Co., Class A	100
6		Temple-Inland, Inc.	123
			523
		Metals & Mining — 1.2%
20		ArcelorMittal, (Luxembourg)	883
20		BHP Billiton plc, (United Kingdom)	674
—	(h)	Cliffs Natural Resources, Inc. (m)	22
5		First Quantum Minerals Ltd., (Canada)	414
19		Freeport-McMoRan Copper & Gold, Inc.	1,606
2		Hecla Mining Co. (a)	11
20		Kinross Gold Corp., (Canada)	350
1		Reliance Steel & Aluminum Co.	34
11		United States Steel Corp.	699
8		Worthington Industries, Inc.	142
			4,835
		Paper & Forest Products — 0.0% (g)
6		Buckeye Technologies, Inc. (a) (m)	83
—	(h)	Domtar Corp., (Canada) (a)	19
2		Schweitzer-Mauduit International, Inc.	71
			173
		Total Materials	10,526
Telecommunication Services — 1.7%
		Diversified Telecommunication Services — 1.3%
42		AT&T, Inc. (m)	1,077
201		BT Group plc, (United Kingdom), Class A	377
192		Cable & Wireless Communications plc, (United Kingdom)	162
192		Cable & Wireless Worldwide, (United Kingdom) (a)	268
6		CenturyTel, Inc. (m)	215
7		Consolidated Communications Holdings, Inc. (m)	127
4		Frontier Communications Corp.	30
47		Koninklijke KPN N.V., (Netherlands)	740
18		PAETEC Holding Corp. (a)	86
14		Qwest Communications International, Inc.	72
223		Singapore Telecommunications Ltd. , (Singapore)	504
250		Telekomunikasi Indonesia Tbk PT, (Indonesia)	222
52		Verizon Communications, Inc.	1,600
			5,480
		Wireless Telecommunication Services — 0.4%
5		American Tower Corp., Class A (a) (m)	204
82		Sprint Nextel Corp. (a)	310
4		USA Mobility, Inc. (a)	50
461		Vodafone Group plc, (United Kingdom)	1,065
			1,629
		Total Telecommunication Services	7,109
Utilities — 1.6%
		Electric Utilities — 0.4%
6		American Electric Power Co., Inc. (m)	196
7		Edison International	255
3		El Paso Electric Co. (a)	64
3		Entergy Corp.	222
4		Exelon Corp.	185
1		FirstEnergy Corp.	21
9		FPL Group, Inc.	431
21		NV Energy, Inc.	262
1		PPL Corp.	20
2		Southern Co.	72
1		UniSource Energy Corp.	41
			1,769
		Gas Utilities — 0.3%
—	(h)	Chesapeake Utilities Corp. (m)	9
1		New Jersey Resources Corp.	43
2		Nicor, Inc.	75
624		Perusahaan Gas Negara PT, (Indonesia)	291
122		Snam Rete Gas S.p.A., (Italy)	617
1		Southwest Gas Corp.	33
			1,068
		Independent Power Producers & Energy Traders — 0.1%
50		International Power plc, (United Kingdom)	241
		Multi-Utilities — 0.8%
1		Ameren Corp. (m)	22
131		Centrica plc, (United Kingdom)	584
2		DTE Energy Co. (m)	94
17		GDF Suez, (France)	654
54		National Grid plc, (United Kingdom)	522
7		NorthWestern Corp.	179
5		PG&E Corp.	216
11		Public Service Enterprise Group, Inc.	333
3		SCANA Corp.	95
8		Sempra Energy	409
14		Xcel Energy, Inc.	290
			3,398
		Water Utilities — 0.0% (g)
11		American Water Works Co., Inc. (m)	230
		Total Utilities	6,706
		Total Common Stocks (Cost $168,765)	211,806
Preferred Stocks — 0.1%
Consumer Discretionary — 0.1%
		Automobiles — 0.1%
4		Volkswagen AG, (Germany) (Cost $379)	376

PRINCIPAL AMOUNT ($)
Asset-Backed Securities — 0.8%
50		Ally Auto Receivables Trust, Series 2010-1, Class A3, 1.450%, 05/15/14 (m)	50
61		AmeriCredit Automobile Receivables Trust, Series 2005-BM, Class A4, VAR, 0.308%, 05/06/12 (m)	61
38		Capital One Auto Finance Trust, Series 2007-C, Class A3A, 5.130%, 04/16/12 (m)	39
150		Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8, 5.650%, 09/20/19 (m)	166
125		CNH Equipment Trust, Series 2010-A, Class A3, 1.540%, 07/15/14 (m)	125
1,315		Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4, Class AF4, SUB, 5.028%, 08/25/35 (m)	1,288
44		CS First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, 5.510%, 08/25/32	37
100		Discover Card Master Trust, Series 2008-A4, Class A4, 5.650%, 12/15/15 (m)	110
75		John Deere Owner Trust, Series 2009-B, Class A3, 1.570%, 10/15/13	75
250		MASTR Asset Backed Securities Trust, Series 2005-OPT1, Class M1, VAR, 0.646%, 03/25/35	197
1,346		Merrill Lynch Mortgage Investors, Inc., Series 2002-NC1, Class M1, VAR, 1.296%, 05/25/33	1,050
250		New Century Home Equity Loan Trust, Series 2005-1, Class M1, VAR, 0.696%, 03/25/35	216
53		Wachovia Asset Securitization, Inc., Series 2003-HE2, Class AII1, VAR, 0.506%, 06/25/33	31

		Total Asset-Backed Securities (Cost $3,541)	3,445

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — 9.2%
		Agency CMO — 9.0%
521		Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 31, Class Z, 8.000%, 04/25/24	579
		Federal Home Loan Mortgage Corp. REMICS,
23		Series 50, Class I, 8.000%, 06/15/20	26
11		Series 1087, Class I, 8.500%, 06/15/21	12
10		Series 1136, Class H, 6.000%, 09/15/21	11
17		Series 1254, Class N, 8.000%, 04/15/22	18
280		Series 1617, Class PM, 6.500%, 11/15/23	303
194		Series 1710, Class GH, 8.000%, 04/15/24	218
152		Series 1732, Class K, 6.500%, 05/15/24	165
195		Series 1843, Class Z, 7.000%, 04/15/26	211
243		Series 2033, Class K, 6.050%, 08/15/23	257
1,592		Series 2097, Class PD, 8.000%, 11/15/28	1,786
153		Series 2115, Class PE, 6.000%, 01/15/14	161
564		Series 2378, Class BD, 5.500%, 11/15/31	608
123		Series 2391, Class QR, 5.500%, 12/15/16	131
296		Series 2394, Class MC, 6.000%, 12/15/16	319
369		Series 2405, Class JF, 6.000%, 01/15/17	397
192		Series 2425, Class OB, 6.000%, 03/15/17	207
479		Series 2455, Class GK, 6.500%, 05/15/32	523
139		Series 2457, Class PE, 6.500%, 06/15/32	151
359		Series 2473, Class JZ, 6.500%, 07/15/32	392
53		Series 2503, Class TG, 5.500%, 09/15/17	57
56		Series 2508, Class AQ, 5.500%, 10/15/17	60
370		Series 2515, Class DE, 4.000%, 03/15/32	383
200		Series 2522, Class AH, 5.250%, 02/15/32	212
438		Series 2527, Class BP, 5.000%, 11/15/17	465
236		Series 2531, Class HN, 5.000%, 12/15/17	251
194		Series 2538, Class CB, 5.000%, 12/15/17	206
250		Series 2594, Class OL, 5.000%, 04/15/18	269
129		Series 2595, Class HO, 4.500%, 03/15/23	134
431		Series 2617, Class TJ, 4.500%, 08/15/16	448
350		Series 2627, Class KM, 4.500%, 06/15/18	372
972		Series 2636, Class Z, 4.500%, 06/15/18	1,024
617		Series 2651, Class VZ, 4.500%, 07/15/18	650
180		Series 2657, Class ME, 5.000%, 10/15/22	192
400		Series 2663, Class VQ, 5.000%, 06/15/22	418
575		Series 2695, Class DE, 4.000%, 01/15/17	599
500		Series 2699, Class TC, 4.000%, 11/15/18	514
400		Series 2715, Class NG, 4.500%, 12/15/18	422
133		Series 2727, Class PE, 4.500%, 07/15/32	139
500		Series 2733, Class PC, 4.500%, 06/15/28	524
500		Series 2744, Class TU, 5.500%, 05/15/32	509
345		Series 2748, Class LE, 4.500%, 12/15/17	362
313		Series 2756, Class NA, 5.000%, 02/15/24	333
500		Series 2763, Class PD, 4.500%, 12/15/17	528
150		Series 2764, Class OE, 4.500%, 03/15/19	158
230		Series 2773, Class CD, 4.500%, 04/15/24	239
189		Series 2775, Class WA, 4.500%, 04/15/19	188
49		Series 2778, Class TD, 4.250%, 06/15/33	51
146		Series 2780, Class JA, 4.500%, 04/15/19	147
166		Series 2780, Class JG, 4.500%, 04/15/19	173
500		Series 2780, Class MD, 5.000%, 09/15/31	530
325		Series 2780, Class TH, 5.000%, 09/15/29	345
179		Series 2783, Class AT, 4.000%, 04/15/19	182
275		Series 2809, Class UB, 4.000%, 09/15/17	284
100		Series 2809, Class UC, 4.000%, 06/15/19	103
1,000		Series 2835, Class HB, 5.500%, 08/15/24	1,075
400		Series 2877, Class AD, 4.000%, 10/15/19	410
150		Series 2899, Class KB, 4.500%, 03/15/19	158
113		Series 2922, Class GA, 5.500%, 05/15/34	122
163		Series 2931, Class AM, 4.500%, 07/15/19	170
520		Series 2931, Class DC, 4.000%, 06/15/18	543
225		Series 2966, Class NC, 5.000%, 04/15/31	239
300		Series 2988, Class TY, 5.500%, 06/15/25	324
125		Series 3000, Class PB, 3.900%, 01/15/23	129
25		Series 3007, Class LB, 4.500%, 04/15/25	25
500		Series 3028, Class ME, 5.000%, 02/15/34	524
290		Series 3031, Class AG, 5.000%, 02/15/34	304
100		Series 3064, Class OG, 5.500%, 06/15/34	107
330		Series 3098, Class PE, 5.000%, 06/15/34	348
395		Series 3106, Class PD, 5.500%, 06/15/34	422
350		Series 3151, Class UC, 5.500%, 08/15/35	376
300		Series 3334, Class MC, 5.000%, 04/15/33	317
361		Series 3349, Class DP, 6.000%, 09/15/36	391
196		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-54, Class 2A, 6.500%, 02/25/43	215
		Federal National Mortgage Association REMICS,
15		Series 1990-7, Class B, 8.500%, 01/25/20	17
6		Series 1990-35, Class E, 9.500%, 04/25/20	7
18		Series 1990-76, Class G, 7.000%, 07/25/20	20
49		Series 1990-106, Class J, 8.500%, 09/25/20	55
11		Series 1991-73, Class A, 8.000%, 07/25/21	12
156		Series 1992-112, Class GB, 7.000%, 07/25/22	173
62		Series 1992-195, Class C, 7.500%, 10/25/22	69
225		Series 1997-42, Class PG, 7.000%, 07/18/12	237
226		Series 1998-37, Class VZ, 6.000%, 06/17/28	246
109		Series 1998-66, Class B, 6.500%, 12/25/28	118
318		Series 2002-19, Class PE, 6.000%, 04/25/17	342
500		Series 2002-24, Class AJ, 6.000%, 04/25/17	542
430		Series 2002-55, Class PG, 5.500%, 09/25/32	458
74		Series 2002-63, Class KC, 5.000%, 10/25/17	79
302		Series 2002-63, Class LB, 5.500%, 10/25/17	323
1,000		Series 2003-24, Class BC, 5.000%, 04/25/18	1,070
167		Series 2003-33, Class AC, 4.250%, 03/25/33	175
500		Series 2003-39, Class PG, 5.500%, 05/25/23	531
218		Series 2003-53, Class JL, 5.000%, 12/25/31	229
142		Series 2003-58, Class AD, 3.250%, 07/25/33	142
111		Series 2003-63, Class PE, 3.500%, 07/25/33	112
177		Series 2003-67, Class VQ, 7.000%, 01/25/19	187
348		Series 2003-81, Class CB, 4.750%, 09/25/18	350
500		Series 2003-81, Class LC, 4.500%, 09/25/18	529
194		Series 2003-81, Class YC, 5.000%, 09/25/33	202
550		Series 2003-83, Class PG, 5.000%, 06/25/23	585
344		Series 2003-110, Class WA, 4.000%, 08/25/33	357
500		Series 2003-122, Class TE, 5.000%, 12/25/22	536
805		Series 2004-32, Class AY, 4.000%, 05/25/19	825
500		Series 2004-36, Class PC, 5.500%, 02/25/34	537
135		Series 2004-53, Class NC, 5.500%, 07/25/24	144
300		Series 2005-18, Class EG, 5.000%, 03/25/25	319
84		Series 2005-23, Class TG, 5.000%, 04/25/35	90
180		Series 2005-34, Class PC, 5.500%, 06/25/32	191
188		Series 2005-38, Class TB, 6.000%, 11/25/34	201
500		Series 2005-67, Class HG, 5.500%, 01/25/35	530
283		Series 2005-68, Class BC, 5.250%, 06/25/35	302
400		Series 2005-118, Class PN, 6.000%, 01/25/32	433
574		Series 2006-43, Class LB, 5.500%, 04/25/35	611
500		Series 2007-79, Class PC, 5.000%, 01/25/32	532
425		Series 2009-50, Class PT, VAR, 5.625%, 05/25/37	457
104		Series G92-35, Class E, 7.500%, 07/25/22	115

			37,135
		Non-Agency CMO — 0.2%
119		Cendant Mortgage Corp., Series 2003-8, Class 1A8, 5.250%, 10/25/33 (m)	110
142		Countrywide Alternative Loan Trust, Series 2004-16CB, Class 2A2, 5.000%, 08/25/19 (m)	136
29		CS First Boston Mortgage Securities Corp., Series 2004-5, Class 1A8, 6.000%, 09/25/34 (m)	29
28		First Horizon Asset Securities, Inc., Series 2004-AR7, Class 2A1, VAR, 2.880%, 02/25/35	27
49		GSR Mortgage Loan Trust, Series 2004-8F, Class 2A3, 6.000%, 09/25/34	44
		MASTR Asset Securitization Trust,
5		Series 2003-4, Class 2A2, 5.000%, 05/25/18	4
54		Series 2003-11, Class 3A1, 4.500%, 12/25/18	54
124		Medallion Trust, (Australia), Series 2005-2G, Class A, VAR, 0.291%, 08/22/36	120
116		Residential Accredit Loans, Inc., Series 2004-QS8, Class A12, 5.000%, 06/25/34	103
138		SACO I, Inc. (Bear Stearns), Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e)	135
63		Structured Asset Securities Corp., Series 2003-37A, Class 2A, VAR, 4.997%, 12/25/33	62
93		WaMu Mortgage Pass-Through Certificates, Series 2003-AR9, Class 1A6, VAR, 2.829%, 09/25/33	91
		Wells Fargo Mortgage Backed Securities Trust,
121		Series 2004-7, Class 2A2, 5.000%, 07/25/19	125
53		Series 2004-EE, Class 3A1, VAR, 3.876%, 12/25/34	52

			1,092
		Total Collateralized Mortgage Obligations (Cost $35,246)	38,227

Commercial Mortgage-Backed Securities — 0.3%
		Banc of America Commercial Mortgage, Inc.,
100		Series 2005-3, Class A4, 4.668%, 07/10/43 (m)	100
50		Series 2005-5, Class A4, VAR, 5.115%, 10/10/45 (m)	51
400		Series 2005-6, Class ASB, VAR, 5.179%, 09/10/47 (m)	421
150		Series 2006-4, Class A4, 5.634%, 07/10/46 (m)	152
100		Bear Stearns Commercial Mortgage Securities, Series 2006-PW11, Class A4, VAR, 5.456%, 03/11/39 (m)	103
100		Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, VAR, 5.656%, 05/12/39	104
150		TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 6.072%, 08/15/39	162

		Total Commercial Mortgage-Backed Securities (Cost $1,050)	1,093

Corporate Bonds — 7.1%
Consumer Discretionary — 0.7%
		Auto Components — 0.0% (g)
45		Johnson Controls, Inc., 5.000%, 03/30/20	45

		Hotels, Restaurants & Leisure — 0.0% (g)
75		Darden Restaurants, Inc., 6.800%, 10/15/37 (m)	79

		Household Durables — 0.0% (g)
100		Newell Rubbermaid, Inc., 6.250%, 04/15/18	101

		Leisure Equipment & Products — 0.0% (g)
85		Hasbro, Inc., 6.350%, 03/15/40	84

		Media — 0.6%
		CBS Corp.,
55		5.500%, 05/15/33	47
50		8.875%, 05/15/19 (m)	60
37		Comcast Cable Communications Holdings, Inc., 8.375%, 03/15/13 (m)	43
		Comcast Corp.,
145		4.950%, 06/15/16 (m)	151
200		5.850%, 11/15/15 (m)	219
55		6.300%, 11/15/17 (m)	61
100		Cox Communications, Inc., 7.750%, 11/01/10 (m)	104
85		DirecTV Holdings LLC/DirecTV Financing Co., 7.625%, 05/15/16 (m)	95
250		Historic TW, Inc., 9.125%, 01/15/13	292
		News America, Inc.,
250		6.750%, 01/09/38	262
80		6.900%, 08/15/39	87
20		7.850%, 03/01/39	24
150		Thomson Reuters Corp., (Canada), 5.950%, 07/15/13	166
		Time Warner Cable, Inc.,
125		7.300%, 07/01/38	139
120		8.750%, 02/14/19	149
5		Time Warner Entertainment Co. LP, 8.375%, 07/15/33	6
60		Time Warner, Inc., 6.500%, 11/15/36	62
145		Viacom, Inc., 6.250%, 04/30/16	160
130		WPP Finance, (United Kingdom), 8.000%, 09/15/14	149

			2,276
		Multiline Retail — 0.0% (g)
100		Target Corp., 7.000%, 01/15/38	116

		Specialty Retail — 0.1%
150		AutoZone, Inc., 6.500%, 01/15/14 (m)	166

		Total Consumer Discretionary	2,867
Consumer Staples — 0.4%
		Beverages — 0.1%
100		Anheuser-Busch Cos., Inc., 7.550%, 10/01/30 (m)	115
		Anheuser-Busch InBev Worldwide, Inc.,
65		6.875%, 11/15/19 (e) (m)	75
150		7.200%, 01/15/14 (e) (m)	172
30		8.000%, 11/15/39 (e) (m)	38

			400
		Food & Staples Retailing — 0.1%
90		CVS Caremark Corp., 6.125%, 09/15/39 (m)	89
45		CVS Pass-Through Trust, 7.507%, 01/10/32 (e) (m)	50
100		Kroger Co. (The), 6.400%, 08/15/17	111
90		Wal-Mart Stores, Inc., 6.200%, 04/15/38	97

			347
		Food Products — 0.1%
100		General Mills, Inc., 6.000%, 02/15/12	109
		Kraft Foods, Inc.,
158		5.375%, 02/10/20	161
100		6.500%, 08/11/17	112
40		6.875%, 01/26/39	43
40		7.000%, 08/11/37	44

			469
		Tobacco — 0.1%
		Altria Group, Inc.,
50		9.700%, 11/10/18 (m)	62
95		10.200%, 02/06/39 (m)	127
65		BAT International Finance plc, (United Kingdom), 9.500%, 11/15/18 (e) (m)	84
		Philip Morris International, Inc.,
90		5.650%, 05/16/18	97
115		6.875%, 03/17/14	132

			502
		Total Consumer Staples	1,718
Energy — 0.3%
		Oil, Gas & Consumable Fuels — 0.3%
		Anadarko Petroleum Corp.,
55		6.450%, 09/15/36 (m)	56
55		8.700%, 03/15/19 (m)	68
165		Canadian Natural Resources Ltd., (Canada), 4.900%, 12/01/14 (m)	176
200		Cenovus Energy, Inc., (Canada), 4.500%, 09/15/14 (e) (m)	209
100		ConocoPhillips, 6.500%, 02/01/39 (m)	112
100		Marathon Oil Corp., 7.500%, 02/15/19	117
45		Motiva Enterprises LLC, 6.850%, 01/15/40 (e)	48
70		Nexen, Inc., (Canada), 6.400%, 05/15/37	71
125		Shell International Finance BV, (Netherlands), 5.500%, 03/25/40	122
		Suncor Energy, Inc., (Canada),
100		6.500%, 06/15/38	104
5		6.850%, 06/01/39	6
50		Williams Partners LP, 6.300%, 04/15/40 (e)	50

		Total Energy	1,139
Financials — 3.4%
		Capital Markets — 0.8%
500		Credit Suisse USA, Inc., 6.500%, 01/15/12 (m)	544
		Goldman Sachs Group, Inc. (The),
375		4.750%, 07/15/13	396
185		5.950%, 01/18/18	194
80		6.250%, 09/01/17	86
145		7.500%, 02/15/19	166
205		Lehman Brothers Holdings Capital Trust VII, 0.000%, 05/31/12 (d) (f) (i) (x)	1
450		Lehman Brothers Holdings, Inc., 6.625%, 01/18/12 (d)	105
330		Macquarie Group Ltd., (Australia), 7.300%, 08/01/14 (e)	368
100		Merrill Lynch & Co., Inc., 6.875%, 04/25/18	108
		Morgan Stanley,
305		5.625%, 09/23/19	304
500		5.750%, 10/18/16	520
115		6.625%, 04/01/18	122
100		Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	104
230		UBS AG, (Switzerland), 5.875%, 12/20/17	238

			3,256
		Commercial Banks — 0.9%
49		Bank of Nova Scotia, (Canada), 3.400%, 01/22/15 (m)	49
		Barclays Bank plc, (United Kingdom),
130		5.125%, 01/08/20 (m)	128
100		6.750%, 05/22/19 (m)	111
150		Branch Banking & Trust Co., 4.875%, 01/15/13 (m)	159
		Credit Suisse, (Switzerland),
100		5.000%, 05/15/13 (m)	108
175		6.000%, 02/15/18 (m)	185
90		Credit Suisse AG, (Switzerland), 5.400%, 01/14/20 (m)	91
100		Fifth Third Bancorp, 6.250%, 05/01/13	107
240		HSBC Bank USA N.A., 4.625%, 04/01/14	250
100		HSBC Holdings plc, (United Kingdom), 6.800%, 06/01/38	107
115		Lloyds TSB Bank plc, (United Kingdom), 5.800%, 01/13/20 (e)	112
250		National City Corp., 4.900%, 01/15/15	261
		Royal Bank of Scotland plc (The), (United Kingdom),
115		4.875%, 08/25/14 (e)	116
155		4.875%, 03/16/15	155
220		Standard Chartered plc, (United Kingdom), 5.500%, 11/18/14 (e)	237
300		SunTrust Banks, Inc., 5.000%, 09/01/15	301
		Svenska Handelsbanken AB, (Sweden),
105		4.875%, 06/10/14 (e)	110
100		5.125%, 03/30/20 (e)	100
50		UnionBanCal Corp., 5.250%, 12/16/13	53
250		Wachovia Corp., 5.500%, 05/01/13	270
		Wells Fargo & Co.,
400		3.750%, 10/01/14	405
300		6.375%, 08/01/11	317
		Westpac Banking Corp., (Australia),
100		4.200%, 02/27/15	103
55		4.875%, 11/19/19	55

			3,890
		Consumer Finance — 0.3%
135		American Express Co., 6.150%, 08/28/17 (m)	146
120		American General Finance Corp., 4.000%, 03/15/11 (m)	117
345		Capital One Financial Corp., 7.375%, 05/23/14 (m)	394
600		HSBC Finance Corp., 8.000%, 07/15/10 (m)	612
100		International Lease Finance Corp., 5.000%, 04/15/10	100

			1,369
		Diversified Financial Services — 0.8%
75		Allstate Life Global Funding Trusts, 5.375%, 04/30/13 (m)	82
		Bank of America Corp.,
110		4.500%, 04/01/15 (m)	111
360		5.650%, 05/01/18 (m)	364
150		6.500%, 08/01/16 (m)	162
175		BP Capital Markets plc, (United Kingdom), 5.250%, 11/07/13 (m)	193
		Citigroup, Inc.,
644		5.000%, 09/15/14 (m)	643
295		5.500%, 10/15/14 (m)	305
150		6.125%, 11/21/17 (m)	154
50		8.125%, 07/15/39 (m)	58
		General Electric Capital Corp.,
550		5.875%, 02/15/12	591
280		5.875%, 01/14/38	266
70		National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	93
45		Teco Finance, Inc., 5.150%, 03/15/20	45
167		Textron Financial Corp., 4.600%, 05/03/10	167
		Xstrata Finance Canada Ltd., (Canada),
55		5.800%, 11/15/16 (e)	57
45		6.900%, 11/15/37 (e)	47

			3,338
		Insurance — 0.4%
100		ACE INA Holdings, Inc., 5.875%, 06/15/14 (m)	110
350		Allstate Corp. (The), 6.125%, 02/15/12 (m)	378
90		Axis Specialty Finance LLC, 5.875%, 06/01/20 (m)	89
100		Berkshire Hathaway Finance Corp., 5.400%, 05/15/18 (m)	106
130		Markel Corp., 7.125%, 09/30/19	140
80		MetLife, Inc., 6.750%, 06/01/16	90
100		Metropolitan Life Global Funding I, 5.125%, 04/10/13 (e)	107
60		Principal Financial Group, Inc., 8.875%, 05/15/19	72
100		Principal Life Income Funding Trusts, 5.100%, 04/15/14	105
150		Protective Life Secured Trusts, 4.000%, 04/01/11 (m)	153
		Prudential Financial, Inc.,
70		5.900%, 03/17/36	67
90		7.375%, 06/15/19	103
75		WR Berkley Corp., 7.375%, 09/15/19 (m)	82

			1,602
		Real Estate Investment Trusts (REITs) — 0.1%
40		Duke Realty LP, 6.750%, 03/15/20	41
60		HRPT Properties Trust, 6.650%, 01/15/18	60
50		Mack-Cali Realty LP, 7.750%, 08/15/19	55
17		Simon Property Group LP, 5.650%, 02/01/20	17

			173
		Thrifts & Mortgage Finance — 0.1%
300		Countrywide Home Loans, Inc., 4.000%, 03/22/11 (m)	308
190		Nationwide Building Society, (United Kingdom), 4.650%, 02/25/15 (e)	190

			498
		Total Financials	14,126
Health Care — 0.1%
		Health Care Providers & Services — 0.0% (g)
85		Roche Holdings, Inc., 6.000%, 03/01/19 (e)	94

		Pharmaceuticals — 0.1%
150		Pharmacia Corp., 6.500%, 12/01/18	170

		Total Health Care	264
Industrials — 0.4%
		Aerospace & Defense — 0.1%
40		BAE Systems Holdings, Inc., 6.375%, 06/01/19 (e) (m)	44
180		United Technologies Corp., 5.400%, 05/01/35	174

			218
		Commercial Services & Supplies — 0.1%
50		Browning-Ferris Industries, Inc., 9.250%, 05/01/21 (m)	61
150		Pitney Bowes, Inc., 3.875%, 06/15/13	158

			219
		Diversified Financial Services — 0.0% (g)
100		Hutchison Whampoa International 09/16 Ltd., (Cayman Islands), 4.625%, 09/11/15 (e)	103

		Industrial Conglomerates — 0.0% (g)
15		General Electric Co., 5.250%, 12/06/17	16
35		Tyco International Finance S.A., (Luxembourg), 8.500%, 01/15/19	43
125		Tyco International Ltd. / Tyco International Finance SA, (Bermuda), 7.000%, 12/15/19	143

			202
		Machinery — 0.0% (g)
60		Caterpillar, Inc., 8.250%, 12/15/38 (m)	80

		Road & Rail — 0.2%
100		Burlington Northern Santa Fe LLC, 5.650%, 05/01/17 (m)	107
50		Canadian Pacific Railway Co., (Canada), 7.250%, 05/15/19 (m)	57
350		Norfolk Southern Corp., 7.050%, 05/01/37	405
250		Union Pacific Corp., 6.650%, 01/15/11 (m)	261
100		United Parcel Service of America, Inc., 8.375%, 04/01/20	129

			959
		Total Industrials	1,781
Information Technology — 0.2%
		Communications Equipment — 0.1%
		Cisco Systems, Inc.,
100		4.450%, 01/15/20 (m)	99
100		5.500%, 01/15/40 (m)	96

			195
		Computers & Peripherals — 0.0% (g)
100		International Business Machines Corp., 5.700%, 09/14/17	111

		IT Services — 0.0% (g)
75		Electronic Data Systems LLC, 6.000%, 08/01/13	84

		Office Electronics — 0.0% (g)
75		Xerox Corp., 4.250%, 02/15/15	76

		Software — 0.1%
		Oracle Corp.,
100		5.250%, 01/15/16	110
75		5.750%, 04/15/18	82
70		6.125%, 07/08/39	75

			267
		Total Information Technology	733
Materials — 0.3%
		Chemicals — 0.1%
250		Dow Capital BV, (Netherlands), 8.500%, 06/08/10 (m)	252
100		PPG Industries, Inc., 9.000%, 05/01/21	121

			373
		Metals & Mining — 0.2%
100		Anglo American Capital plc, (United Kingdom), 9.375%, 04/08/19 (e) (m)	127
		ArcelorMittal, (Luxembourg),
90		6.125%, 06/01/18 (m)	94
65		9.850%, 06/01/19 (m)	83
45		Barrick Australian Finance Pty Ltd., (Australia), 5.950%, 10/15/39 (m)	44
35		BHP Billiton Finance USA Ltd., (Australia), 6.500%, 04/01/19 (m)	40
		Vale Overseas Ltd., (Cayman Islands),
105		5.625%, 09/15/19	109
60		6.875%, 11/21/36	62

			559
		Paper & Forest Products — 0.0% (g)
100		International Paper Co., 7.950%, 06/15/18	117

		Total Materials	1,049
Telecommunication Services — 0.5%
		Diversified Telecommunication Services — 0.5%
		AT&T, Inc.,
250		5.875%, 02/01/12	268
235		6.300%, 01/15/38 (m)	239
250		BellSouth Corp., 6.000%, 10/15/11 (m)	268
		British Telecommunications plc, (United Kingdom),
150		5.950%, 01/15/18 (m)	154
180		9.125%, 12/15/10 (m)	190
55		9.625%, 12/15/30 (m)	69
		Cellco Partnership / Verizon Wireless Capital LLC,
90		7.375%, 11/15/13	104
210		8.500%, 11/15/18	262
140		Deutsche Telekom International Finance BV, (Netherlands), 8.500%, 06/15/10 (m)	142
		Telecom Italia Capital S.A., (Luxembourg),
30		6.999%, 06/04/18	33
60		7.721%, 06/04/38	64
75		Telefonica Emisiones SAU, (Spain), 7.045%, 06/20/36	85
110		Verizon Communications, Inc., 6.100%, 04/15/18	120

			1,998
		Wireless Telecommunication Services — 0.0% (g)
165		America Movil SAB de CV, (Mexico), 5.000%, 03/30/20 (e) (m)	163
5		New Cingular Wireless Services, Inc., 8.750%, 03/01/31 (m)	6

			169
		Total Telecommunication Services	2,167
Utilities — 0.8%
		Electric Utilities — 0.4%
100		Carolina Power & Light Co., 5.125%, 09/15/13 (m)	109
90		CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14 (m)	98
50		Consolidated Edison Co. of New York, Inc., 6.300%, 08/15/37 (m)	53
80		Detroit Edison Co. (The), 6.400%, 10/01/13 (m)	90
500		Duke Energy Carolinas LLC, 6.250%, 01/15/12	543
75		Duke Energy Corp., 5.050%, 09/15/19	76
50		Florida Power & Light Co., 5.950%, 10/01/33	51
		MidAmerican Energy Holdings Co.,
100		5.750%, 04/01/18	106
120		6.125%, 04/01/36	121
50		Nevada Power Co., 6.500%, 08/01/18	54
		Pacific Gas & Electric Co.,
5		6.250%, 03/01/39	5
115		8.250%, 10/15/18	141
10		PacifiCorp, 5.650%, 07/15/18	11
235		PSEG Power LLC, 7.750%, 04/15/11 (m)	251
100		Southern California Edison Co., 5.500%, 08/15/18	107
70		Union Electric Co., 6.700%, 02/01/19	77

			1,893
		Gas Utilities — 0.3%
100		AGL Capital Corp., 5.250%, 08/15/19 (m)	101
150		ANR Pipeline Co., 9.625%, 11/01/21 (m)	206
60		DCP Midstream LLC, 9.750%, 03/15/19 (e) (m)	77
65		Enbridge Energy Partners LP, 9.875%, 03/01/19	84
		Enterprise Products Operating LP,
50		6.650%, 04/15/18	55
50		7.550%, 04/15/38	58
150		9.750%, 01/31/14	182
35		EQT Corp., 8.125%, 06/01/19	42
		Kinder Morgan Energy Partners LP,
50		6.500%, 09/01/39	51
115		6.850%, 02/15/20	129
100		Plains All American Pipeline LP / PAA Finance Corp., 5.750%, 01/15/20	103

			1,088
		Multi-Utilities — 0.1%
		Dominion Resources, Inc.,
135		5.200%, 08/15/19	138
210		6.250%, 06/30/12	229

			367
		Total Utilities	3,348
		Total Corporate Bonds (Cost $28,476)	29,192
Foreign Government Securities — 0.0% (g)
100		Province of Ontario, (Canada), 2.950%, 02/05/15	100
60		United Mexican States, (Mexico), 6.375%, 01/16/13	67

		Total Foreign Government Securities (Cost $160)	167
SHARES
Investment Companies — 18.0% (b)
799		JPMorgan Emerging Markets Debt Fund, Select Class Shares	6,208
758		JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	16,548
2,533		JPMorgan High Yield Fund, Ultra Shares	20,085
429		JPMorgan International Realty Fund, Select Class Shares	3,931
531		JPMorgan Realty Income Fund, Institutional Class Shares	4,333
1,412		JPMorgan Value Advantage Fund, Institutional Class Shares	23,333
		Total Investment Companies (Cost $53,093)	74,438
PRINCIPAL AMOUNT ($)
Mortgage Pass-Through Securities — 0.5%
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
66		6.000%, 04/01/14	71
22		6.500%, 03/01/13 - 06/01/13	23
16		7.000%, 06/01/13	17
1		8.000%, 10/01/10	1
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
246		6.500%, 11/01/22 - 03/01/26	270
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
9		6.500%, 02/01/26	10
9		7.000%, 02/01/26	10
25		7.500%, 05/01/26 - 08/01/27	29
21		8.000%, 04/01/25 - 05/01/25	25
16		8.500%, 07/01/26	18
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
48		7.000%, 12/01/14 - 03/01/16	51
		Federal National Mortgage Association, 15 Year, Single Family,
73		4.500%, 05/01/19	77
86		5.000%, 10/01/19	92
43		6.000%, 01/01/14	46
66		6.500%, 05/01/11 - 04/01/13	71
30		7.000%, 06/01/13	32
		Federal National Mortgage Association, 30 Year, Single Family,
277		6.000%, 05/01/33 - 08/01/33	301
5		6.500%, 02/01/26	5
61		7.000%, 03/01/26 - 05/01/26	68
40		7.500%, 05/01/26 - 11/01/26	44
71		8.000%, 11/01/22 - 06/01/24	82
36		8.500%, 11/01/18	40
32		9.000%, 08/01/24	38
7		Government National Mortgage Association II, 15 Year, Single Family, 5.500%, 04/20/11	7
		Government National Mortgage Association II, 30 Year, Single Family,
12		8.000%, 07/20/28	14
62		8.500%, 09/20/25	71
74		Government National Mortgage Association, 15 Year, Single Family, 6.500%, 09/15/13	80
		Government National Mortgage Association, 30 Year, Single Family,
93		6.500%, 01/15/24 - 03/15/28	101
158		7.000%, 04/15/24 - 05/15/26	177
30		7.500%, 06/15/25 - 05/15/26	33
38		8.000%, 04/15/24 - 09/15/27	44
114		8.500%, 06/15/22 - 12/15/22	131
5		10.000%, 07/15/18	6
–	(h)	13.500%, 05/15/11	–	(h)

		Total Mortgage Pass-Through Securities (Cost $1,899)	2,085
U.S. Government Agency Security — 0.0% (g)
65		Tennessee Valley Authority, 5.250%, 09/15/39 (Cost $65)	64

U.S. Treasury Obligations — 7.6%
		U.S. Treasury Bonds,
30		4.375%, 11/15/39 (m)	28
5,000		5.375%, 02/15/31 (m)	5,531
2,000		6.250%, 08/15/23 (m)	2,404
		U.S. Treasury Bonds Coupon STRIPS,
1,705		02/15/15 (m)	1,502
3,000		08/15/16 (m)	2,443
		U.S. Treasury Notes,
3,795		0.875%, 01/31/11	3,811
55		1.250%, 11/30/10	56
1,115		1.375%, 10/15/12 (m)	1,116
885		1.375%, 11/15/12 (m)	885
2,000		2.625%, 06/30/14 (m)	2,030
5,000		2.625%, 02/29/16 (m)	4,914
2,000		2.750%, 11/30/16 (m)	1,945
1,000		2.750%, 02/15/19 (m)	928
25		2.875%, 06/30/10	25
600		3.125%, 10/31/16 (m)	598
2,450		3.250%, 12/31/16 (m)	2,453
105		3.375%, 11/15/19 (m)	101
275		3.625%, 02/15/20 (m)	270
95		4.250%, 09/30/12	102
255		4.250%, 11/15/14	276

		Total U.S. Treasury Obligations (Cost $31,471)	31,418
NUMBER OF RIGHTS
Rights — 0.0% (g)
Consumer Discretionary — 0.0% (g)
		Automobiles — 0.0% (g)
4		Volkswagen AG, (Germany), expiring 04/13/10 (a) (Cost $—)	3
SHARES
Short-Term Investment — 5.5%
		Investment Company — 5.5%
22,573		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m) (Cost $22,573)	22,573
		Total Investments — 100.3% (Cost $346,718)	414,887
		Liabilities in Excess of Other Assets — (0.3)%	(1,169)
		NET ASSETS — 100.0%	$413,718

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 03/31/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
43	Amsterdam Index	04/16/10	$3,978	$113
292	OMX Stockholm 30 Index	04/16/10	4,115	61
6	Euro Bund	06/08/10	999	5
61	TOPIX Index	06/10/10	6,378	418
10	DAX	06/18/10	2,074	47
156	E-mini Russell 2000	06/18/10	10,563	68
14	E-mini S&P 500	06/18/10	816	14
23	FTSE 100 Index	06/18/10	1,958	13
5	30 Year U.S. Treasury Bond	06/21/10	581	3
20	Long Gilt	06/28/10	3,483	27
15	2 Year U.S. Treasury Note	06/30/10	3,254	–	(h)
203	5 Year U.S. Treasury Note	06/30/10	23,313	(119)
	Short Futures Outstanding
(3)	10 Year Japanese Government Bond	06/10/10	(4,435)	34
(37)	SFE SPI 200 Index	06/17/10	(4,141)	(43)
(150)	Dow Jones Euro STOXX 50 Index	06/18/10	(5,776)	(51)
(13)	E-mini S&P 500	06/18/10	(757)	–	(h)
(27)	FTSE MIB Index	06/18/10	(4,083)	(74)
(22)	10 Year U.S. Treasury Note	06/21/10	(2,558)	(2)
(233)	2 Year U.S. Treasury Note	06/30/10	(50,550)	6
(42)	5 Year U.S. Treasury Note	06/30/10	(4,824)	36
				$556

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 03/31/10		NET UNREALIZED APPRECIATION (DEPRECIATION)
378,535	AUD
2,680,193	for HKD	05/26/10	$345	#	$345	#	$–	(h)
3,353,979	AUD	05/26/10	2,988		3,060		72
94,297	CHF	04/06/10	88		89		1
3,264,177	CHF	05/26/10	3,029		3,097		68
476,128	EUR	04/06/10	640		643		3
1,541,939	EUR	05/26/10	2,095		2,083		(12)
338,729	GBP	04/06/10	511		514		3
154,661	GBP	05/26/10	235		235		–	(h)
911,807	HKD	04/07/10	117		117		–	(h)
2,046,877	HKD	05/26/10	264		264		–	(h)
113,092,212	JPY	05/26/10	1,234		1,210		(24)
1,578,440	NOK	05/26/10	266		265		(1)
9,841,418	SEK	05/26/10	1,366		1,363		(3)
1,000,478	SGD	05/26/10	710		715		5
			$13,888		$14,000		$112

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 03/31/10		NET UNREALIZED APPRECIATION (DEPRECIATION)
673,796	CAD	05/26/10	$647		$663		$(16)
999,271	CHF	05/26/10	939		948		(9)
3,156,844	EUR	05/26/10	4,277		4,264		13
1,220,254	GBP	05/26/10	1,870		1,851		19
11,894,235	HKD	05/26/10	1,533		1,532		1
152,825,042	JPY	05/26/10	1,669		1,635		34
607,371	SGD	05/26/10	431		434		(3)
			$11,366		$11,327		$39

_________________________
#  For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 03/31/10 of the currency being sold, and the value at 03/31/10 is the U.S. Dollar market value of the currency being purchased.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CMO	—	Collateralized Mortgage Obligation
CVA	—	Dutch Certification
EUR	—	Euro
GBP	—	British Pound
GDR	—	Global Depositary Receipt
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
REMICS	—	Real Estate Mortgage Investment Conduits
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
STRIPS	—
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of March 31, 2010.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2010.

(a)		Non-income producing security.
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)		Defaulted Security.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)
Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $1,000 which amounts to 0.2% of total investments.

(g)		Amount rounds to less than 0.1%.
(h)		Amount rounds to less than one thousand (shares or dollars).
(i)		Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)		The rate shown is the current yield as of March 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(x)
Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2010.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation			$71,662
Aggregate gross unrealized depreciation			(3,493)
Net unrealized appreciation/depreciation			$68,169
Federal income tax cost of investments			$346,718

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$19,702	$3,990	$–	$23,692
Consumer Staples	12,918	5,372	–	18,290
Energy	15,053	3,905	–	18,958
Financials	23,700	12,407	–	36,107
Health Care	19,375	4,446	–	23,821
Industrials	17,599	6,713	–	24,312
Information Technology	37,652	4,633	–	42,285
Materials	7,042	3,484	–	10,526
Telecommunication Services	3,771	3,338	–	7,109
Utilities	3,797	2,909	–	6,706
Total Common Stocks	160,609	51,197	–	211,806
Preferred Stocks
Consumer Discretionary	–	376	–	376
Total Preferred Stocks	–	376	–	376
Debt Securities
Asset-Backed Securities	–	3,445	–	3,445
Collateralized Mortgage Obligations	–	38,227	–	38,227
Commercial Mortgage-Backed Securities	–	1,093	–	1,093
Corporate Bonds
Consumer Discretionary	–	2,867	–	2,867
Consumer Staples	–	1,718	–	1,718
Energy	–	1,139	–	1,139
Financials	–	14,125	1	14,126
Health Care	–	264	–	264
Industrials	–	1,781	–	1,781
Information Technology	–	733	–	733
Materials	–	1,049	–	1,049
Telecommunication Services	–	2,167	–	2,167
Utilities	–	3,348	–	3,348
Total Corporate Bonds	–	29,191	1	29,192
Foreign Government Securities	–	167	–	167
Mortgage Pass-Through Securities	–	2,085	–	2,085
U.S. Government Agency Securities	–	64	–	64
U.S. Treasury Obligations	–	31,418	–	31,418
Investment Companies	74,438	–	–	74,438
Rights
Consumer Discretionary	–	3	–	3
Short-Term Investment
Investment Company	22,573	–	–	22,573
Total Investments in Securities	$257,620	$157,266	$1	$414,887

Appreciation in Other Financial Instruments
Futures Contracts	$845	$–	$–	$845
Forward Foreign Currency Exchange Contracts	–	219	–	219
Total Appreciation in Other Financial Instruments	$845	$219	$–	$1,064

Depreciation in Other Financial Instruments
Futures Contracts	$(289)	$–	$–	$(289)
Forward Foreign Currency Exchange Contracts	–	(68)	–	(68)
Total Depreciation in Other Financial Instruments	$(289)	$(68)	$–	$(357)

The following is a summary of investments for which signifcant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 6/30/09	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 3/31/10
Investments in Securities
Corporate Bond - Financials	-	-	1	-	-	-	-	1
Total	$-	$-	$1	$-	$-	$-	$-	$1

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at March 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to approximately $1,000.

JPMorgan Dynamic Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
As OF MARCH 31, 2010 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.7%
Consumer Discretionary — 15.3%
	Hotels, Restaurants & Leisure — 4.5%
2,500	Starwood Hotels & Resorts Worldwide, Inc.	116,600

	Internet & Catalog Retail — 4.7%
900	Amazon.com, Inc. (a)	122,157

	Specialty Retail — 2.7%
1,650	Bed Bath & Beyond, Inc. (a)	72,204

	Textiles, Apparel & Luxury Goods — 3.4%
600	Coach, Inc.	23,712
900	Nike, Inc., Class B	66,150

		89,862
	Total Consumer Discretionary	400,823
Consumer Staples — 3.3%
	Household Products — 3.3%
1,000	Colgate-Palmolive Co.	85,260

Energy — 5.7%
	Energy Equipment & Services — 2.6%
800	Transocean Ltd., (Switzerland) (a)	69,104

	Oil, Gas & Consumable Fuels — 3.1%
950	Occidental Petroleum Corp.	80,313

	Total Energy	149,417
Financials — 9.0%
	Capital Markets — 7.4%
2,000	Charles Schwab Corp. (The)	37,380
680	Goldman Sachs Group, Inc. (The)	116,028
750	T. Rowe Price Group, Inc.	41,198

		194,606
	Consumer Finance — 1.6%
1,000	Capital One Financial Corp.	41,410

	Total Financials	236,016
Health Care — 17.6%
	Biotechnology — 8.5%
1,900	Celgene Corp. (a)	117,724
2,300	Gilead Sciences, Inc. (a)	104,604

		222,328
	Health Care Providers & Services — 4.3%
1,100	Express Scripts, Inc. (a)	111,936

	Pharmaceuticals — 4.8%
2,000	Teva Pharmaceutical Industries Ltd., (Israel), ADR	126,160

	Total Health Care	460,424
Industrials — 5.0%
	Machinery — 2.0%
800	Bucyrus International, Inc.	52,792

	Road & Rail — 3.0%
1,050	Union Pacific Corp.	76,965

	Total Industrials	129,757
Information Technology — 39.9%
	Communications Equipment — 3.8%
3,200	Juniper Networks, Inc. (a)	98,176

	Computers & Peripherals — 12.3%
1,000	Apple, Inc. (a)	234,930
2,600	NetApp, Inc. (a)	84,656

		319,586
	Internet Software & Services — 6.2%
286	Google, Inc., Class A (a)	162,164

	IT Services — 7.7%
1,505	Cognizant Technology Solutions Corp., Class A (a)	76,725
490	MasterCard, Inc., Class A	124,460

		201,185
	Semiconductors & Semiconductor Equipment — 5.0%
4,800	ARM Holdings plc, (United Kingdom), ADR	51,312
3,900	Marvell Technology Group Ltd., (Bermuda) (a)	79,482

		130,794
	Software — 4.9%
5,700	Activision Blizzard, Inc.	68,742
1,700	Adobe Systems, Inc. (a)	60,129

		128,871
	Total Information Technology	1,040,776
Materials — 2.9%
	Chemicals — 1.6%
500	Praxair, Inc.	41,500

	Metals & Mining — 1.3%
400	Freeport-McMoRan Copper & Gold, Inc.	33,416

	Total Materials	74,916
	Total Common Stocks (Cost $2,038,503)	2,577,389
Short-Term Investment — 3.2%
	Investment Company — 3.2%
82,618	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (Cost $82,618)	82,618
	Total Investments — 101.9% (Cost $2,121,121)	2,660,007
	Liabilities in Excess of Other Assets — (1.9)%	(50,023)
	NET ASSETS — 100.0%	$2,609,984

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	-	American Depositary Receipt
(a)		Non-income producing security.
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)		The rate shown is the current yield as of March 31, 2010.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$591,683
Aggregate gross unrealized depreciation	(52,797)
Net unrealized appreciation/depreciation	$538,886
Federal income tax cost of investments	$2,121,121

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$2,533,847	$126,160	$ –	$2,660,007

# Portfolio holdings designated as Level 1 and 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 2 consists of an ADR, the reported value of which is an evaluated price. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Dynamic Small Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2010 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.0%
Consumer Discretionary — 20.6%
	Diversified Consumer Services — 2.8%
48	American Public Education, Inc. (a) (c)	2,246
67	Coinstar, Inc. (a) (c)	2,181
65	Lincoln Educational Services Corp. (a)	1,652

		6,079
	Hotels, Restaurants & Leisure — 1.3%
68	Life Time Fitness, Inc. (a) (c)	1,919
25	Vail Resorts, Inc. (a) (c)	986

		2,905
	Household Durables — 0.9%
66	Tempur-Pedic International, Inc. (a)	2,003

	Media — 1.2%
25	Morningstar, Inc. (a) (c)	1,188
76	National CineMedia, Inc.	1,313

		2,501
	Specialty Retail — 10.6%
157	AnnTaylor Stores Corp. (a) (c)	3,252
64	Children's Place Retail Stores, Inc. (The) (a) (c)	2,838
64	DSW, Inc., Class A (a) (c)	1,642
56	hhgregg, Inc. (a) (c)	1,411
56	J Crew Group, Inc. (a) (c)	2,584
71	Kirkland's, Inc. (a)	1,489
111	Lumber Liquidators Holdings, Inc. (a)	2,971
179	OfficeMax, Inc. (a)	2,934
180	Talbots, Inc. (a) (c)	2,326
69	Ulta Salon Cosmetics & Fragrance, Inc. (a) (c)	1,559

		23,006
	Textiles, Apparel & Luxury Goods — 3.8%
115	G-III Apparel Group Ltd. (a) (c)	3,164
67	Lululemon Athletica, Inc., (Canada) (a) (c)	2,780
82	Under Armour, Inc., Class A (a) (c)	2,415

		8,359
	Total Consumer Discretionary	44,853
Energy — 3.5%
	Energy Equipment & Services — 0.8%
28	Oceaneering International, Inc. (a)	1,765

	Oil, Gas & Consumable Fuels — 2.7%
37	Concho Resources, Inc. (a)	1,853
91	Forest Oil Corp. (a) (c)	2,360
57	Swift Energy Co. (a)	1,740

		5,953
	Total Energy	7,718
Financials — 6.7%
	Capital Markets — 2.7%
27	Affiliated Managers Group, Inc. (a) (c)	2,125
250	Broadpoint Gleacher Securities, Inc. (a) (c)	1,001
93	Financial Engines, Inc. (a)	1,573
115	PennantPark Investment Corp.	1,196

		5,895
	Commercial Banks — 1.0%
20	City National Corp. (c)	1,063
53	Columbia Banking System, Inc. (c)	1,073

		2,136
	Diversified Financial Services — 1.0%
61	MSCI, Inc., Class A (a) (c)	2,206

	Insurance — 1.3%
29	ProAssurance Corp. (a)	1,704
57	Tower Group, Inc.	1,261

		2,965
	Thrifts & Mortgage Finance — 0.7%
38	WSFS Financial Corp.	1,466

	Total Financials	14,668
Health Care — 24.3%
	Biotechnology — 5.9%
20	Alexion Pharmaceuticals, Inc. (a)	1,066
274	Ariad Pharmaceuticals, Inc. (a) (c)	933
76	AVEO Pharmaceuticals, Inc. (a) (c)	681
73	BioMarin Pharmaceutical, Inc. (a) (c)	1,711
141	Exelixis, Inc. (a)	855
259	Halozyme Therapeutics, Inc. (a) (c)	2,073
62	Human Genome Sciences, Inc. (a) (c)	1,878
117	Incyte Corp. Ltd. (a) (c)	1,637
22	Onyx Pharmaceuticals, Inc. (a)	678
105	Theravance, Inc. (a) (c)	1,395

		12,907
	Health Care Equipment & Supplies — 3.6%
159	Insulet Corp. (a) (c)	2,402
65	Masimo Corp.	1,713
81	Micrus Endovascular Corp. (a)	1,601
61	Thoratec Corp. (a) (c)	2,054

		7,770
	Health Care Providers & Services — 5.2%
34	Amedisys, Inc. (a) (c)	1,894
157	Emeritus Corp. (a) (c)	3,201
41	Genoptix, Inc. (a) (c)	1,468
108	Health Net, Inc. (a)	2,688
120	Healthspring, Inc. (a)	2,103

		11,354
	Health Care Technology — 3.7%
23	athenahealth, Inc. (a) (c)	856
91	MedAssets, Inc. (a) (c)	1,913
218	Omnicell, Inc. (a)	3,061
134	Vital Images, Inc. (a)	2,164

		7,994
	Life Sciences Tools & Services — 3.1%
226	Bruker Corp. (a)	3,308
298	Enzo Biochem, Inc. (a) (c)	1,794
64	Icon plc, (Ireland), ADR (a)	1,690

		6,792
	Pharmaceuticals — 2.8%
119	Cumberland Pharmaceuticals, Inc. (a) (c)	1,255
137	Nektar Therapeutics (a) (c)	2,085
366	Sucampo Pharmaceuticals, Inc., Class A (a)	1,307
105	ViroPharma, Inc. (a) (c)	1,429

		6,076
	Total Health Care	52,893
Industrials — 15.8%
	Aerospace & Defense — 2.3%
75	DigitalGlobe, Inc. (a)	2,088
57	HEICO Corp.	2,918

		5,006
	Building Products — 3.1%
54	Lennox International, Inc.	2,406
68	Simpson Manufacturing Co., Inc. (c)	1,888
116	Trex Co., Inc. (a) (c)	2,469

		6,763
	Commercial Services & Supplies — 1.5%
88	GEO Group, Inc. (The) (a) (c)	1,748
46	Waste Connections, Inc. (a)	1,557

		3,305
	Construction & Engineering — 0.9%
105	Orion Marine Group, Inc. (a)	1,899

	Electrical Equipment — 2.6%
59	Baldor Electric Co. (c)	2,206
57	EnerSys (a) (c)	1,401
145	Generac Holdings, Inc. (a)	2,037

		5,644
	Industrial Conglomerates — 1.1%
60	Carlisle Cos., Inc.	2,294

	Machinery — 1.9%
63	Graco, Inc.	2,013
50	Wabtec Corp. (c)	2,106

		4,119
	Road & Rail — 2.4%
52	Landstar System, Inc.	2,168
81	Marten Transport Ltd. (a)	1,597
45	Old Dominion Freight Line, Inc. (a)	1,499

		5,264
	Total Industrials	34,294
Information Technology — 22.5%
	Communications Equipment — 2.8%
18	F5 Networks, Inc. (a)	1,086
89	Riverbed Technology, Inc. (a) (c)	2,536
72	ViaSat, Inc. (a) (c)	2,507

		6,129
	Computers & Peripherals — 0.8%
101	Compellent Technologies, Inc. (a) (c)	1,764

	Internet Software & Services — 3.1%
89	Archipelago Learning, Inc. (a)	1,296
600	Art Technology Group, Inc. (a) (c)	2,644
100	DealerTrack Holdings, Inc. (a) (c)	1,712
34	Digital River, Inc. (a) (c)	1,039

		6,691
	IT Services — 0.7%
48	NCI, Inc., Class A (a)	1,448

	Semiconductors & Semiconductor Equipment — 5.7%
90	Cavium Networks, Inc. (a)	2,237
48	Hittite Microwave Corp. (a)	2,115
24	MaxLinear, Inc., Class A (a)	426
120	Mellanox Technologies Ltd., (Israel) (a)	2,831
126	Monolithic Power Systems, Inc. (a)	2,801
62	Varian Semiconductor Equipment Associates, Inc. (a)	2,060

		12,470
	Software — 9.4%
38	ANSYS, Inc. (a) (c)	1,635
65	Blackboard, Inc. (a) (c)	2,725
40	Concur Technologies, Inc. (a) (c)	1,632
97	Fortinet, Inc. (a) (c)	1,704
188	NetSuite, Inc. (a)	2,739
175	Nuance Communications, Inc. (a) (c)	2,910
107	SolarWinds, Inc. (a) (c)	2,320
80	Sourcefire, Inc. (a)	1,829
111	Taleo Corp., Class A (a)	2,881

		20,375
	Total Information Technology	48,877
Materials — 2.4%
	Chemicals — 1.6%
140	Innospec, Inc., (United Kingdom) (a)	1,585
74	STR Holdings, Inc. (a) (c)	1,739

		3,324
	Metals & Mining — 0.8%
119	Commercial Metals Co.	1,795

	Total Materials	5,119
Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 1.2%
86	Cbeyond, Inc. (a) (c)	1,170
95	Neutral Tandem, Inc. (a) (c)	1,512

	Total Telecommunication Services	2,682
	Total Common Stocks (Cost $173,761)	211,104
Short-Term Investment — 2.5%
	Investment Company — 2.5%
5,366	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m) (Cost $5,366)	5,366
Investment of Cash Collateral for Securities on Loan — 31.7%
	Investment Company — 31.7%
69,071	JPMorgan Prime Money Market Fund, Capital Shares, 0.100% (b) (l) (Cost $69,071)	69,071

	Total Investments — 131.2% (Cost $248,198)	285,541
	Liabilities in Excess of Other Assets — (31.2)%	(67,877)
	NET ASSETS — 100.0%	$217,664

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	—	American Depositary Receipt
(a)		Non-income producing security.
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)		Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)		The rate shown is the current yield as of March 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$43,100
Aggregate gross unrealized depreciation	(5,757)
Net unrealized appreciation/depreciation	$37,343
Federal income tax cost of investments	$248,198

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$285,541	$–	$–	$285,541

# All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Growth & Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2010 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 99.8%
Consumer Discretionary — 14.0%
	Hotels, Restaurants & Leisure — 3.1%
37	Darden Restaurants, Inc.	1,633
69	Marriott International, Inc., Class A (c)	2,184
54	McDonald's Corp.	3,610
67	Yum! Brands, Inc.	2,560

		9,987
	Internet & Catalog Retail — 0.8%
98	Expedia, Inc.	2,456

	Media — 5.7%
134	Comcast Corp., Class A	2,520
112	Gannett Co., Inc.	1,852
93	McGraw-Hill Cos., Inc. (The)	3,330
70	Omnicom Group, Inc. (c)	2,716
36	Scripps Networks Interactive, Inc., Class A	1,610
80	Time Warner, Inc.	2,495
108	Walt Disney Co. (The)	3,767

		18,290
	Specialty Retail — 3.2%
11	AutoZone, Inc. (a) (c)	1,869
78	Home Depot, Inc.	2,536
75	Lowe's Cos., Inc.	1,828
40	Tiffany & Co.	1,885
47	TJX Cos., Inc.	1,982

		10,100
	Textiles, Apparel & Luxury Goods — 1.2%
31	Nike, Inc., Class B	2,301
20	V.F. Corp. (c)	1,603

		3,904
	Total Consumer Discretionary	44,737
Consumer Staples — 8.6%
	Food & Staples Retailing — 3.9%
65	Safeway, Inc.	1,626
127	Walgreen Co. (c)	4,692
112	Wal-Mart Stores, Inc.	6,238

		12,556
	Food Products — 2.7%
122	Dean Foods Co. (a)	1,908
47	General Mills, Inc.	3,306
20	JM Smucker Co. (The)	1,223
44	Mead Johnson Nutrition Co.	2,289

		8,726
	Household Products — 1.0%
48	Procter & Gamble Co. (The)	3,027

	Tobacco — 1.0%
62	Philip Morris International, Inc.	3,224

	Total Consumer Staples	27,533
Energy — 11.1%
	Energy Equipment & Services — 0.6%
19	Diamond Offshore Drilling, Inc.	1,696

	Oil, Gas & Consumable Fuels — 10.5%
81	Chevron Corp.	6,131
101	ConocoPhillips	5,182
89	Devon Energy Corp.	5,721
87	Exxon Mobil Corp.	5,800
72	Marathon Oil Corp.	2,272
161	Teekay Corp., (Canada) (c)	3,659
205	Williams Cos., Inc. (The)	4,731

		33,496
	Total Energy	35,192
Financials — 27.2%
	Capital Markets — 4.8%
23	Affiliated Managers Group, Inc. (a) (c)	1,801
41	Artio Global Investors, Inc.	1,012
28	Goldman Sachs Group, Inc. (The)	4,761
59	Northern Trust Corp. (c)	3,238
81	T. Rowe Price Group, Inc. (c)	4,466

		15,278
	Commercial Banks — 8.7%
46	BancorpSouth, Inc. (c)	960
97	BB&T Corp.	3,135
16	City National Corp. (c)	869
55	M&T Bank Corp. (c)	4,358
76	SunTrust Banks, Inc. (c)	2,025
184	TCF Financial Corp. (c)	2,935
100	U.S. Bancorp	2,583
304	Wells Fargo & Co.	9,461
59	Zions Bancorp (c)	1,297

		27,623
	Consumer Finance — 2.1%
167	American Express Co.	6,894

	Diversified Financial Services — 3.9%
550	Bank of America Corp.	9,826
625	Citigroup, Inc. (a)	2,530

		12,356
	Insurance — 4.9%
54	Aflac, Inc.	2,932
21	Arch Capital Group Ltd., (Bermuda) (a)	1,586
104	Loews Corp.	3,892
52	MetLife, Inc.	2,254
30	Transatlantic Holdings, Inc.	1,605
61	Travelers Cos., Inc. (The) (c)	3,263

		15,532
	Real Estate Investment Trusts (REITs) — 0.7%
149	Kimco Realty Corp.	2,335

	Real Estate Management & Development — 2.1%
124	Brookfield Asset Management, Inc., (Canada), Class A	3,157
229	Brookfield Properties Corp. (c)	3,518

		6,675
	Total Financials	86,693
Health Care — 11.8%
	Health Care Equipment & Supplies — 2.2%
50	Baxter International, Inc.	2,927
19	Becton, Dickinson & Co.	1,504
53	Covidien plc, (Ireland)	2,666

		7,097
	Health Care Providers & Services — 1.2%
35	Lincare Holdings, Inc. (a) (c)	1,589
63	UnitedHealth Group, Inc.	2,058

		3,647
	Life Sciences Tools & Services — 0.6%
36	Life Technologies Corp. (a)	1,861

	Pharmaceuticals — 7.8%
27	Abbott Laboratories	1,438
83	Johnson & Johnson	5,392
186	Merck & Co., Inc.	6,965
86	Novartis AG, (Switzerland), ADR (c)	4,653
375	Pfizer, Inc.	6,433

		24,881
	Total Health Care	37,486
Industrials — 8.8%
	Aerospace & Defense — 4.1%
48	Honeywell International, Inc.	2,177
17	L-3 Communications Holdings, Inc.	1,530
25	Precision Castparts Corp.	3,130
85	United Technologies Corp.	6,235

		13,072
	Electrical Equipment — 2.0%
44	Cooper Industries plc	2,100
49	Emerson Electric Co.	2,477
29	Roper Industries, Inc. (c)	1,677

		6,254
	Industrial Conglomerates — 1.5%
262	General Electric Co.	4,770

	Machinery — 1.2%
42	Deere & Co.	2,480
31	Illinois Tool Works, Inc.	1,468

		3,948
	Total Industrials	28,044
Information Technology — 8.4%
	Communications Equipment — 1.6%
92	Cisco Systems, Inc. (a) (c)	2,395
67	QUALCOMM, Inc.	2,826

		5,221
	Computers & Peripherals — 3.4%
17	Apple, Inc. (a)	3,876
52	Hewlett-Packard Co.	2,737
32	International Business Machines Corp.	4,040

		10,653
	Electronic Equipment, Instruments & Components — 1.0%
111	Tyco Electronics Ltd., (Switzerland)	3,056

	Software — 2.4%
262	Microsoft Corp.	7,675

	Total Information Technology	26,605
Materials — 3.0%
	Chemicals — 0.9%
98	Dow Chemical Co. (The)	2,889

	Construction Materials — 0.7%
45	Vulcan Materials Co. (c)	2,107

	Containers & Packaging — 0.5%
55	Bemis Co., Inc.	1,591

	Metals & Mining — 0.9%
12	Rio Tinto plc, (United Kingdom), ADR (c)	2,935

	Total Materials	9,522
Telecommunication Services — 2.8%
	Diversified Telecommunication Services — 2.8%
121	AT&T, Inc.	3,121
186	Verizon Communications, Inc.	5,761

	Total Telecommunication Services	8,882
Utilities — 4.1%
	Electric Utilities — 0.5%
36	FPL Group, Inc.	1,735

	Gas Utilities — 1.4%
29	Energen Corp.	1,326
74	EQT Corp.	3,022

		4,348
	Multi-Utilities — 1.6%
160	CMS Energy Corp. (c)	2,472
61	PG&E Corp.	2,575

		5,047
	Water Utilities — 0.6%
83	American Water Works Co., Inc.	1,804

	Total Utilities	12,934
	Total Common Stocks (Cost $256,338)	317,628
Short-Term Investment — 1.4%
	Investment Company — 1.4%
4,313	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (Cost $4,313)	4,313
Investment of Cash Collateral for Securities on Loan — 16.0%
	Investment Company — 16.0%
50,902	JPMorgan Prime Money Market Fund, Capital Shares, 0.100% (b) (l) (Cost $50,902)	50,902

	Total Investments — 117.2% (Cost $311,553)	372,843
	Liabilities in Excess of Other Assets — (17.2)%	(54,615)
	NET ASSETS — 100.0%	$318,228

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	—	American Depositary Receipt
(a)		Non-income producing security.
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)		Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)		The rate shown is the current yield as of March 31, 2010.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$70,311
Aggregate gross unrealized depreciation	(9,021)
Net unrealized appreciation/depreciation	$61,290
Federal income tax cost of investments	$311,553

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$369,908	$2,935	$–	$372,843

# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 2 consists of an ADR, the reported value of which is an evaluated price. Please refer to the SOI for industry specifics of the portfolio holdings.
JPMorgan Intrepid America Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2010 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.5%
Consumer Discretionary — 8.5%
	Auto Components — 0.4%
189	Johnson Controls, Inc.	6,243

	Hotels, Restaurants & Leisure — 1.4%
194	Carnival Corp.	7,543
232	Royal Caribbean Cruises Ltd. (a) (c)	7,650
378	Wyndham Worldwide Corp. (c)	9,734

		24,927
	Household Durables — 0.4%
74	Whirlpool Corp. (c)	6,456

	Media — 4.1%
623	Gannett Co., Inc. (c)	10,295
1,033	Time Warner, Inc.	32,293
162	Viacom, Inc., Class B (a)	5,563
663	Walt Disney Co. (The)	23,156

		71,307
	Multiline Retail — 0.9%
379	Macy's, Inc.	8,255
187	Nordstrom, Inc. (c)	7,635

		15,890
	Specialty Retail — 0.9%
305	Limited Brands, Inc.	7,514
233	Signet Jewelers Ltd., (Bermuda) (a)	7,526

		15,040
	Textiles, Apparel & Luxury Goods — 0.4%
345	Jones Apparel Group, Inc.	6,558

	Total Consumer Discretionary	146,421
Consumer Staples — 8.5%
	Beverages — 0.5%
237	Dr. Pepper Snapple Group, Inc.	8,335

	Food & Staples Retailing — 2.5%
785	Wal-Mart Stores, Inc.	43,618

	Food Products — 1.4%
533	Del Monte Foods Co. (c)	7,780
216	H.J. Heinz Co.	9,843
375	Tyson Foods, Inc., Class A	7,178

		24,801
	Household Products — 1.4%
109	Energizer Holdings, Inc. (a)	6,828
260	Kimberly-Clark Corp.	16,318

		23,146
	Personal Products — 0.5%
166	Herbalife Ltd., (Cayman Islands)	7,642

	Tobacco — 2.2%
289	Altria Group, Inc.	5,927
626	Philip Morris International, Inc.	32,668

		38,595
	Total Consumer Staples	146,137
Energy — 10.8%
	Energy Equipment & Services — 3.6%
689	National Oilwell Varco, Inc.	27,964
192	Noble Corp., (Switzerland) (a)	8,029
185	Oil States International, Inc. (a) (c)	8,406
205	Transocean Ltd., (Switzerland) (a)	17,734

		62,133
	Oil, Gas & Consumable Fuels — 7.2%
279	Apache Corp.	28,349
108	Chesapeake Energy Corp.	2,544
143	Chevron Corp.	10,866
110	Cimarex Energy Co.	6,538
644	Exxon Mobil Corp.	43,105
299	Occidental Petroleum Corp.	25,273
254	World Fuel Services Corp. (c)	6,774

		123,449
	Total Energy	185,582
Financials — 16.2%
	Capital Markets — 3.9%
502	Ameriprise Financial, Inc. (c)	22,789
191	Goldman Sachs Group, Inc. (The)	32,558
426	Morgan Stanley	12,488

		67,835
	Commercial Banks — 3.1%
331	PNC Financial Services Group, Inc.	19,773
1,051	Wells Fargo & Co.	32,721

		52,494
	Consumer Finance — 1.0%
432	Capital One Financial Corp.	17,897

	Diversified Financial Services — 3.8%
3,022	Bank of America Corp.	53,940
2,753	Citigroup, Inc. (a)	11,148

		65,088
	Insurance — 2.8%
113	ACE Ltd., (Switzerland)	5,894
171	Endurance Specialty Holdings Ltd., (Bermuda)	6,356
288	Lincoln National Corp.	8,833
376	Prudential Financial, Inc. (c)	22,754
224	XL Capital Ltd., (Bermuda), Class A	4,230

		48,067
	Real Estate Investment Trusts (REITs) — 1.6%
46	Alexandria Real Estate Equities, Inc.	3,117
75	Digital Realty Trust, Inc. (c)	4,043
176	Realty Income Corp. (c)	5,405
167	Senior Housing Properties Trust (c)	3,708
66	Simon Property Group, Inc. (c)	5,532
320	UDR, Inc. (c)	5,648

		27,453
	Total Financials	278,834
Health Care — 12.7%
	Biotechnology — 1.2%
358	Amgen, Inc. (a)	21,412

	Health Care Equipment & Supplies — 2.6%
125	Hospira, Inc. (a)	7,098
145	Kinetic Concepts, Inc. (a) (c)	6,923
682	Medtronic, Inc.	30,724

		44,745
	Health Care Providers & Services — 3.9%
612	Aetna, Inc.	21,477
143	Cardinal Health, Inc.	5,134
191	Community Health Systems, Inc. (a) (c)	7,061
331	McKesson Corp.	21,773
356	UnitedHealth Group, Inc. (a)	11,637

		67,082
	Life Sciences Tools & Services — 0.5%
161	Thermo Fisher Scientific, Inc. (a)	8,261

	Pharmaceuticals — 4.5%
216	Endo Pharmaceuticals Holdings, Inc. (a)	5,112
587	Merck & Co., Inc.	21,921
2,424	Pfizer, Inc.	41,564
346	Warner Chilcott plc, (Ireland), Class A (a) (c)	8,846

		77,443
	Total Health Care	218,943
Industrials — 10.8%
	Aerospace & Defense — 2.3%
189	General Dynamics Corp.	14,567
335	United Technologies Corp.	24,689

		39,256
	Air Freight & Logistics — 0.9%
79	FedEx Corp.	7,379
135	United Parcel Service, Inc., Class B	8,695

		16,074
	Airlines — 0.4%
107	Copa Holdings S.A., (Panama), Class A	6,500

	Commercial Services & Supplies — 0.4%
309	R.R. Donnelley & Sons Co.	6,599

	Electrical Equipment — 0.8%
162	Cooper Industries plc	7,776
171	Thomas & Betts Corp. (a)	6,690

		14,466
	Industrial Conglomerates — 0.2%
184	General Electric Co.	3,353

	Machinery — 3.9%
172	Cummins, Inc.	10,649
366	Eaton Corp. (c)	27,739
131	Joy Global, Inc. (c)	7,409
160	Oshkosh Corp. (a)	6,471
116	Parker Hannifin Corp. (c)	7,477
142	Toro Co. (c)	7,002

		66,747
	Road & Rail — 1.5%
470	Norfolk Southern Corp.	26,252

	Trading Companies & Distributors — 0.4%
213	WESCO International, Inc. (a) (c)	7,400

	Total Industrials	186,647
Information Technology — 20.3%
	Communications Equipment — 1.8%
775	Cisco Systems, Inc. (a)	20,168
250	QUALCOMM, Inc.	10,514

		30,682
	Computers & Peripherals — 8.7%
110	Apple, Inc. (a)	25,866
1,148	Dell, Inc. (a)	17,226
512	EMC Corp. (a)	9,244
927	Hewlett-Packard Co.	49,267
197	International Business Machines Corp.	25,297
218	Lexmark International, Inc., Class A (a) (c)	7,858
424	Seagate Technology, (Cayman Islands) (a) (c)	7,742
172	Western Digital Corp. (a)	6,706

		149,206
	Electronic Equipment, Instruments & Components — 1.0%
239	Arrow Electronics, Inc. (a)	7,195
143	Ingram Micro, Inc., Class A (a)	2,516
484	Jabil Circuit, Inc.	7,828

		17,539
	Internet Software & Services — 0.4%
12	Google, Inc., Class A (a)	6,804

	IT Services — 1.4%
105	Alliance Data Systems Corp. (a) (c)	6,745
116	Computer Sciences Corp. (a)	6,304
539	Convergys Corp. (a) (c)	6,607
282	Western Union Co. (The)	4,783

		24,439
	Office Electronics — 0.4%
739	Xerox Corp.	7,201

	Semiconductors & Semiconductor Equipment — 2.0%
220	Broadcom Corp., Class A	7,313
227	Intel Corp.	5,055
313	Intersil Corp., Class A	4,620
834	LSI Corp. (a)	5,105
258	Marvell Technology Group Ltd., (Bermuda) (a)	5,260
268	National Semiconductor Corp.	3,870
128	Novellus Systems, Inc. (a) (c)	3,190

		34,413
	Software — 4.6%
1,948	Microsoft Corp.	57,015
870	Oracle Corp.	22,340

		79,355
	Total Information Technology	349,639
Materials — 5.5%
	Chemicals — 2.8%
121	Ashland, Inc.	6,380
123	Cytec Industries, Inc.	5,758
838	Dow Chemical Co. (The)	24,786
30	Lubrizol Corp. (c)	2,779
128	PPG Industries, Inc.	8,371

		48,074
	Containers & Packaging — 0.4%
331	Temple-Inland, Inc.	6,769

	Metals & Mining — 2.3%
369	Freeport-McMoRan Copper & Gold, Inc.	30,793
36	Reliance Steel & Aluminum Co.	1,762
123	United States Steel Corp. (c)	7,794

		40,349
	Total Materials	95,192
Telecommunication Services — 2.2%
	Diversified Telecommunication Services — 2.2%
126	AT&T, Inc.	3,259
335	CenturyTel, Inc. (c)	11,873
755	Verizon Communications, Inc.	23,426

	Total Telecommunication Services	38,558
Utilities — 3.0%
	Electric Utilities — 0.7%
319	American Electric Power Co., Inc.	10,905

	Multi-Utilities — 2.3%
118	DTE Energy Co. (c)	5,272
281	PG&E Corp. (c)	11,907
453	Sempra Energy	22,585

		39,764
	Total Utilities	50,669
	Total Common Stocks (Cost $1,334,099)	1,696,622
Short-Term Investment — 2.0%
	Investment Company — 2.0%
33,566	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m) (Cost $33,566)	33,566
Investment of Cash Collateral for Securities on Loan — 7.6%
	Investment Company — 7.6%
130,961	JPMorgan Prime Money Market Fund, Capital Shares, 0.100% (b) (l) (Cost $130,961)	130,961

	Total Investments — 108.1% (Cost $1,498,626)	1,861,149
	Liabilities in Excess of Other Assets — (8.1)%	(139,287)
	NET ASSETS — 100.0%	$1,721,862

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 03/31/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
400	E-mini S&P 500	06/18/10	$23,304	$332

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	The rate shown is the current yield as of March 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$368,199
Aggregate gross unrealized depreciation	(5,676)
Net unrealized appreciation/depreciation	$362,523
Federal income tax cost of investments	$1,498,626

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$1,861,149	$–	$–	$1,861,149
Appreciation in Other Financial Instruments
Futures Contracts	$332	$–	$–	$332

# All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Intrepid Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2010 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 96.8%
Consumer Discretionary — 9.4%
	Auto Components — 0.2%
38	Johnson Controls, Inc.	1,237

	Hotels, Restaurants & Leisure — 2.6%
177	Carnival Corp.	6,890
84	Royal Caribbean Cruises Ltd. (a) (c)	2,771
182	Starbucks Corp. (a)	4,424
124	Wyndham Worldwide Corp. (c)	3,188

		17,273
	Household Durables — 0.4%
30	Whirlpool Corp. (c)	2,617

	Media — 2.5%
238	Gannett Co., Inc. (c)	3,924
49	Omnicom Group, Inc.	1,913
349	Time Warner, Inc.	10,916

		16,753
	Multiline Retail — 1.3%
46	Kohl's Corp. (a)	2,520
139	Macy's, Inc.	3,033
76	Nordstrom, Inc. (c)	3,088

		8,641
	Specialty Retail — 2.0%
201	Chico's FAS, Inc.	2,894
82	Gap, Inc. (The)	1,885
108	Limited Brands, Inc.	2,652
89	Signet Jewelers Ltd., (Bermuda) (a)	2,891
120	Williams-Sonoma, Inc. (c)	3,157

		13,479
	Textiles, Apparel & Luxury Goods — 0.4%
158	Jones Apparel Group, Inc.	3,013

	Total Consumer Discretionary	63,013
Consumer Staples — 13.8%
	Beverages — 0.5%
93	Dr. Pepper Snapple Group, Inc.	3,264

	Food & Staples Retailing — 3.9%
66	Walgreen Co.	2,440
427	Wal-Mart Stores, Inc.	23,719

		26,159
	Food Products — 2.4%
209	Del Monte Foods Co. (c)	3,049
177	H.J. Heinz Co.	8,082
181	Sara Lee Corp.	2,524
148	Tyson Foods, Inc., Class A	2,828

		16,483
	Household Products — 2.5%
56	Colgate-Palmolive Co.	4,749
188	Kimberly-Clark Corp.	11,834

		16,583
	Personal Products — 0.9%
72	Herbalife Ltd., (Cayman Islands)	3,311
58	NBTY, Inc. (a)	2,802

		6,113
	Tobacco — 3.6%
234	Altria Group, Inc.	4,794
380	Philip Morris International, Inc.	19,831

		24,625
	Total Consumer Staples	93,227
Energy — 4.6%
	Energy Equipment & Services — 2.6%
241	National Oilwell Varco, Inc.	9,780
135	Noble Corp., (Switzerland) (a)	5,627
25	Transocean Ltd., (Switzerland) (a)	2,130

		17,537
	Oil, Gas & Consumable Fuels — 2.0%
13	Apache Corp.	1,350
8	Cimarex Energy Co.	445
68	Exxon Mobil Corp.	4,561
81	Occidental Petroleum Corp.	6,861

		13,217
	Total Energy	30,754
Financials — 5.3%
	Capital Markets — 3.1%
241	Ameriprise Financial, Inc. (c)	10,909
57	Goldman Sachs Group, Inc. (The)	9,641

		20,550
	Diversified Financial Services — 0.5%
202	Bank of America Corp.	3,613

	Insurance — 1.1%
86	Lincoln National Corp.	2,637
85	Prudential Financial, Inc. (c)	5,130

		7,767
	Real Estate Investment Trusts (REITs) — 0.6%
31	Digital Realty Trust, Inc. (c)	1,653
25	Simon Property Group, Inc. (c)	2,095

		3,748
	Total Financials	35,678
Health Care — 14.5%
	Biotechnology — 1.8%
206	Amgen, Inc. (a)	12,304

	Health Care Equipment & Supplies — 4.3%
71	Hospira, Inc. (a)	4,022
57	Kinetic Concepts, Inc. (a) (c)	2,725
341	Medtronic, Inc.	15,346
113	Zimmer Holdings, Inc. (a)	6,690

		28,783
	Health Care Providers & Services — 3.1%
232	Aetna, Inc. (c)	8,131
55	Cardinal Health, Inc.	1,978
79	Community Health Systems, Inc. (a) (c)	2,929
122	McKesson Corp.	8,005

		21,043
	Life Sciences Tools & Services — 1.4%
177	Thermo Fisher Scientific, Inc. (a)	9,095

	Pharmaceuticals — 3.9%
83	Endo Pharmaceuticals Holdings, Inc. (a)	1,971
83	Johnson & Johnson	5,422
170	Merck & Co., Inc.	6,331
514	Pfizer, Inc.	8,808
158	Warner Chilcott plc, (Ireland), Class A (a) (c)	4,038

		26,570
	Total Health Care	97,795
Industrials — 10.7%
	Aerospace & Defense — 3.7%
116	General Dynamics Corp.	8,932
219	United Technologies Corp.	16,106

		25,038
	Air Freight & Logistics — 1.1%
42	FedEx Corp. (c)	3,941
56	United Parcel Service, Inc., Class B (c)	3,633

		7,574
	Airlines — 0.4%
41	Copa Holdings S.A., (Panama), Class A	2,511

	Commercial Services & Supplies — 0.4%
120	R.R. Donnelley & Sons Co.	2,554

	Electrical Equipment — 0.8%
62	Cooper Industries plc	2,982
66	Thomas & Betts Corp. (a)	2,586

		5,568
	Machinery — 2.9%
69	Cummins, Inc. (c)	4,250
29	Eaton Corp. (c)	2,220
37	Gardner Denver, Inc.	1,645
46	Joy Global, Inc. (c)	2,581
74	Oshkosh Corp. (a)	2,989
46	Parker Hannifin Corp. (c)	2,965
55	Toro Co. (c)	2,704

		19,354
	Road & Rail — 1.4%
164	Norfolk Southern Corp.	9,163

	Total Industrials	71,762
Information Technology — 32.5%
	Communications Equipment — 4.5%
856	Cisco Systems, Inc. (a) (c)	22,287
187	QUALCOMM, Inc.	7,848

		30,135
	Computers & Peripherals — 12.5%
83	Apple, Inc. (a)	19,605
538	Dell, Inc. (a)	8,077
145	EMC Corp. (a)	2,608
440	Hewlett-Packard Co.	23,373
170	International Business Machines Corp.	21,860
85	Lexmark International, Inc., Class A (a) (c)	3,056
148	Seagate Technology, (Cayman Islands) (a) (c)	2,697
68	Western Digital Corp. (a)	2,667

		83,943
	Electronic Equipment, Instruments & Components — 0.9%
93	Arrow Electronics, Inc. (a)	2,796
183	Jabil Circuit, Inc.	2,968

		5,764
	Internet Software & Services — 2.4%
28	Google, Inc., Class A (a)	15,819

	IT Services — 1.8%
29	Alliance Data Systems Corp. (a) (c)	1,846
86	Cognizant Technology Solutions Corp., Class A (a)	4,369
356	Western Union Co. (The)	6,033

		12,248
	Office Electronics — 0.4%
310	Xerox Corp.	3,018

	Semiconductors & Semiconductor Equipment — 2.5%
51	Applied Materials, Inc.	693
125	Broadcom Corp., Class A	4,157
174	Intel Corp.	3,875
121	Intersil Corp., Class A (c)	1,779
142	Marvell Technology Group Ltd., (Bermuda) (a)	2,901
108	National Semiconductor Corp.	1,554
86	Novellus Systems, Inc. (a) (c)	2,139

		17,098
	Software — 7.5%
1,217	Microsoft Corp.	35,626
576	Oracle Corp.	14,805

		50,431
	Total Information Technology	218,456
Materials — 5.6%
	Chemicals — 3.1%
44	Ashland, Inc.	2,311
87	Celanese Corp., Class A	2,765
49	Cytec Industries, Inc.	2,290
262	Dow Chemical Co. (The)	7,759
35	Lubrizol Corp. (c)	3,229
40	PPG Industries, Inc.	2,590

		20,944
	Containers & Packaging — 0.4%
121	Temple-Inland, Inc.	2,474

	Metals & Mining — 2.1%
146	Freeport-McMoRan Copper & Gold, Inc. (c)	12,193
33	United States Steel Corp. (c)	2,121

		14,314
	Total Materials	37,732
Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.4%
72	CenturyTel, Inc.	2,568

	Total Common Stocks (Cost $512,571)	650,985
Short-Term Investment — 2.9%
	Investment Company — 2.9%
19,615	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m) (Cost $19,615)	19,615
Investments of Cash Collateral for Securities on Loan — 12.6%
	Investment Company — 12.6%
84,551	JPMorgan Prime Money Market Fund, Capital Shares, 0.100% (b) (l) (Cost $84,551)	84,551

	Total Investments — 112.3% (Cost $616,737)	755,151
	Liabilities in Excess of Other Assets — (12.3)%	(83,001)
	NET ASSETS — 100.0%	$672,150

Percentages indicated are based on net assets.

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2010 (Unaudited)(continued)
(Amounts in thousands, except number of contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 03/31/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
300	E-mini S&P 500	06/18/10	$17,478	$300

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	The rate shown is the current yield as of March 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$139,329
Aggregate gross unrealized depreciation	(915)
Net unrealized appreciation/depreciation	$138,414
Federal income tax cost of investments	$616,737

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities	$755,151	$ –	$ –	$755,151
Appreciation in Other Financial Instruments
Futures Contracts	$300	$ –	$ –	$300

# All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Intrepid Multi Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2010 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.6%
Consumer Discretionary — 10.4%
		Auto Components — 0.6%
1		Autoliv, Inc., (Sweden) (a)	75

		Hotels, Restaurants & Leisure — 1.5%
3		Royal Caribbean Cruises Ltd. (a)	112
3		Wyndham Worldwide Corp.	82

			194
		Household Durables — 0.8%
1		Whirlpool Corp.	105

		Media — 4.0%
6		Gannett Co., Inc.	104
4		Omnicom Group, Inc.	171
3		Time Warner, Inc.	78
5		Walt Disney Co. (The)	157

			510
		Multiline Retail — 1.4%
2		J.C. Penney Co., Inc.	68
5		Macy's, Inc.	112

			180
		Specialty Retail — 1.6%
7		Chico's FAS, Inc.	101
3		Signet Jewelers Ltd., (Bermuda) (a)	110

			211
		Textiles, Apparel & Luxury Goods — 0.5%
2		Jones Apparel Group, Inc.	35
1		Phillips-Van Heusen Corp.	34

			69
		Total Consumer Discretionary	1,344
Consumer Staples — 8.5%
		Beverages — 0.8%
3		Dr. Pepper Snapple Group, Inc.	106

		Food & Staples Retailing — 3.1%
4		SUPERVALU, Inc.	70
6		Wal-Mart Stores, Inc.	328

			398
		Food Products — 2.3%
1		American Italian Pasta Co., Class A (a)	35
7		Del Monte Foods Co.	108
1		H.J. Heinz Co.	55
5		Tyson Foods, Inc., Class A	99

			297
		Household Products — 0.8%
2		Energizer Holdings, Inc. (a)	101

		Personal Products — 1.1%
1		Herbalife Ltd., (Cayman Islands)	41
2		NBTY, Inc. (a)	106

			147
		Tobacco — 0.4%
3		Altria Group, Inc.	52

		Total Consumer Staples	1,101
Energy — 9.8%
		Energy Equipment & Services — 3.6%
7		National Oilwell Varco, Inc.	270
2		Noble Corp., (Switzerland) (a)	96
2		Oil States International, Inc. (a)	100

			466
		Oil, Gas & Consumable Fuels — 6.2%
1		Apache Corp.	71
2		Chevron Corp.	117
1		Cimarex Energy Co.	83
3		Exxon Mobil Corp.	204
3		Occidental Petroleum Corp.	224
4		World Fuel Services Corp.	99

			798
		Total Energy	1,264
Financials — 16.1%
		Capital Markets — 3.3%
2		Ameriprise Financial, Inc.	109
2		Goldman Sachs Group, Inc. (The)	316

			425
		Commercial Banks — 3.1%
2		BB&T Corp.	52
3		PNC Financial Services Group, Inc.	173
6		Wells Fargo & Co.	184

			409
		Consumer Finance — 0.9%
2		Capital One Financial Corp.	74
2		Nelnet, Inc., Class A	43

			117
		Diversified Financial Services — 3.7%
22		Bank of America Corp.	399
19		Citigroup, Inc. (a)	76

			475
		Insurance — 3.1%
–	(h)	Allied World Assurance Co. Holdings Ltd., (Bermuda)	20
1		Endurance Specialty Holdings Ltd., (Bermuda)	33
2		Lincoln National Corp.	71
3		Prudential Financial, Inc.	169
1		Travelers Cos., Inc. (The)	62
2		XL Capital Ltd., (Bermuda), Class A	42

			397
		Real Estate Investment Trusts (REITs) — 2.0%
3		Annaly Capital Management, Inc.	54
2		Brandywine Realty Trust	26
2		Omega Healthcare Investors, Inc.	32
–	(h)	Public Storage	37
2		Realty Income Corp.	64
1		Simon Property Group, Inc.	42

			255
		Total Financials	2,078
Health Care — 12.5%
		Biotechnology — 1.3%
3		Amgen, Inc. (a)	167

		Health Care Equipment & Supplies — 3.3%
3		American Medical Systems Holdings, Inc. (a)	52
1		Hospira, Inc. (a)	62
4		Kinetic Concepts, Inc. (a)	186
3		Medtronic, Inc.	122

			422
		Health Care Providers & Services — 3.1%
4		Aetna, Inc.	137
1		Cardinal Health, Inc.	39
1		Community Health Systems, Inc. (a)	52
2		McKesson Corp.	112
2		UnitedHealth Group, Inc.	62

			402
		Life Sciences Tools & Services — 0.4%
1		Thermo Fisher Scientific, Inc. (a)	52

		Pharmaceuticals — 4.4%
4		Endo Pharmaceuticals Holdings, Inc. (a)	91
1		Merck & Co., Inc.	26
16		Pfizer, Inc.	268
7		Warner Chilcott plc, (Ireland), Class A (a)	188

			573
		Total Health Care	1,616
Industrials — 10.0%
		Aerospace & Defense — 1.8%
1		General Dynamics Corp.	100
2		United Technologies Corp.	133

			233
		Air Freight & Logistics — 1.3%
1		FedEx Corp.	65
2		United Parcel Service, Inc., Class B	103

			168
		Airlines — 0.6%
1		Copa Holdings S.A., (Panama), Class A	73

		Commercial Services & Supplies — 0.5%
1		HNI Corp.	29
2		R.R. Donnelley & Sons Co.	39

			68
		Construction & Engineering — 0.7%
4		EMCOR Group, Inc. (a)	86

		Electrical Equipment — 0.5%
1		Cooper Industries plc	58

		Industrial Conglomerates — 0.8%
1		3M Co.	109

		Machinery — 3.3%
1		Cummins, Inc.	68
1		Eaton Corp.	83
3		Ingersoll-Rand plc, (Ireland)	108
1		Joy Global, Inc.	51
3		Oshkosh Corp. (a)	113

			423
		Road & Rail — 0.5%
1		Norfolk Southern Corp.	67

		Total Industrials	1,285
Information Technology — 18.9%
		Communications Equipment — 2.1%
8		Cisco Systems, Inc. (a)	216
2		CommScope, Inc. (a)	62

			278
		Computers & Peripherals — 5.7%
8		Dell, Inc. (a)	122
6		Hewlett-Packard Co.	292
2		Lexmark International, Inc., Class A (a)	78
8		Seagate Technology, (Cayman Islands) (a)	139
3		Western Digital Corp. (a)	101

			732
		Electronic Equipment, Instruments & Components — 1.3%
3		Arrow Electronics, Inc. (a)	96
4		Jabil Circuit, Inc.	68

			164
		Internet Software & Services — 0.3%
4		EarthLink, Inc.	34

		IT Services — 1.7%
2		Acxiom Corp. (a)	39
2		Computer Sciences Corp. (a)	104
2		Convergys Corp. (a)	26
1		CSG Systems International, Inc. (a)	27
2		Global Cash Access Holdings, Inc. (a)	20

			216
		Office Electronics — 0.1%
2		Xerox Corp.	19

		Semiconductors & Semiconductor Equipment — 2.7%
1		Broadcom Corp., Class A	37
1		Cree, Inc. (a)	49
4		Intel Corp.	93
1		National Semiconductor Corp.	17
3		ON Semiconductor Corp. (a)	24
1		Sigma Designs, Inc. (a)	12
3		Skyworks Solutions, Inc. (a)	54
3		Xilinx, Inc.	68

			354
		Software — 5.0%
1		Fair Isaac Corp.	33
10		Microsoft Corp.	287
1		MicroStrategy, Inc., Class A (a)	42
7		Oracle Corp.	185
2		Sybase, Inc. (a)	93

			640
		Total Information Technology	2,437
Materials — 6.6%
		Chemicals — 3.0%
1		Ashland, Inc.	74
1		CF Industries Holdings, Inc.	50
1		Cytec Industries, Inc.	52
6		Dow Chemical Co. (The)	180
1		OM Group, Inc. (a)	34

			390
		Containers & Packaging — 0.7%
4		Temple-Inland, Inc.	88

		Metals & Mining — 2.9%
1		Cliffs Natural Resources, Inc.	35
3		Freeport-McMoRan Copper & Gold, Inc.	230
2		United States Steel Corp.	108

			373
		Total Materials	851
Telecommunication Services — 2.1%
		Diversified Telecommunication Services — 2.1%
4		AT&T, Inc.	98
3		CenturyTel, Inc.	96
7		Cincinnati Bell, Inc. (a)	22
11		Qwest Communications International, Inc.	56

		Total Telecommunication Services	272
Utilities — 2.7%
		Gas Utilities — 1.2%
2		Energen Corp.	93
2		UGI Corp.	61

			154
		Independent Power Producers & Energy Traders — 0.4%
4		Mirant Corp. (a)	45

		Multi-Utilities — 1.1%
2		DTE Energy Co.	76
1		Sempra Energy	65

			141
		Total Utilities	340
		Total Common Stocks (Cost $10,321)	12,588
Short-Term Investment — 2.5%
		Investment Company — 2.5%
322		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m) (Cost $322)	322

		Total Investments — 100.1% (Cost $10,643)	12,910
		Liabilities in Excess of Other Assets — (0.1)%	(18)
		NET ASSETS — 100.0%	$12,892

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 03/31/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
5	E-mini S&P 500	06/18/10	$291	$2

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	Amount rounds to less than one thousand (shares or dollars).
(l)	The rate shown is the current yield as of March 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,320
Aggregate gross unrealized depreciation	(53)
Net unrealized appreciation/depreciation	$2,267
Federal income tax cost of investments	$10,643

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$12,910	$–	$–	$12,910
Appreciation in Other Financial Instruments
Futures Contracts	$2	$–	$–	$2

# All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan U.S. Dynamic Plus Fund
(formerly JPMorgan Intrepid Plus Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2010 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — 125.4% (j)
Common Stocks — 119.9%
Consumer Discretionary — 14.3%
	Auto Components — 0.8%
48	Johnson Controls, Inc.	1,587

	Automobiles — 0.7%
106	Ford Motor Co. (a)	1,336

	Household Durables — 1.2%
66	Lennar Corp., Class A	1,138
15	Whirlpool Corp.	1,299

		2,437
	Internet & Catalog Retail — 2.5%
38	Amazon.com, Inc. (a)	5,100

	Leisure Equipment & Products — 1.6%
139	Mattel, Inc.	3,172

	Media — 3.7%
188	Gannett Co., Inc.	3,102
88	McGraw-Hill Cos., Inc. (The)	3,138
36	Walt Disney Co. (The)	1,274

		7,514
	Multiline Retail — 1.3%
49	Big Lots, Inc. (a)	1,786
37	Macy's, Inc.	795

		2,581
	Specialty Retail — 2.5%
14	AutoZone, Inc. (a)	2,488
47	Ross Stores, Inc.	2,502

		4,990
	Total Consumer Discretionary	28,717
Consumer Staples — 10.8%
	Food & Staples Retailing — 5.0%
81	Safeway, Inc.	2,012
68	Walgreen Co.	2,536
98	Wal-Mart Stores, Inc.	5,474

		10,022
	Food Products — 2.0%
131	Kraft Foods, Inc., Class A	3,963

	Household Products — 2.3%
74	Procter & Gamble Co. (The)	4,669

	Tobacco — 1.5%
58	Philip Morris International, Inc.	3,046

	Total Consumer Staples	21,700
Energy — 11.8%
	Energy Equipment & Services — 3.8%
33	Baker Hughes, Inc.	1,549
33	Cameron International Corp. (a)	1,419
42	Ensco plc, (United Kingdom), ADR	1,886
67	National Oilwell Varco, Inc.	2,730

		7,584
	Oil, Gas & Consumable Fuels — 8.0%
21	Cimarex Energy Co.	1,242
88	Exxon Mobil Corp.	5,927
47	Hess Corp.	2,917
37	Occidental Petroleum Corp.	3,145
31	Peabody Energy Corp.	1,418
65	Williams Cos., Inc. (The)	1,512

		16,161
	Total Energy	23,745
Financials — 20.4%
	Capital Markets — 3.3%
31	Ameriprise Financial, Inc.	1,419
16	BlackRock, Inc.	3,559
10	Goldman Sachs Group, Inc. (The)	1,762

		6,740
	Commercial Banks — 6.0%
83	Comerica, Inc.	3,164
60	PNC Financial Services Group, Inc.	3,583
174	Wells Fargo & Co.	5,420

		12,167
	Consumer Finance — 1.7%
80	Capital One Financial Corp.	3,321

	Diversified Financial Services — 2.9%
327	Bank of America Corp.	5,835

	Insurance — 5.0%
81	Genworth Financial, Inc., Class A (a)	1,481
66	Lincoln National Corp.	2,030
59	MetLife, Inc.	2,573
29	Prudential Financial, Inc.	1,751
43	Travelers Cos., Inc. (The)	2,296

		10,131
	Thrifts & Mortgage Finance — 1.5%
183	New York Community Bancorp, Inc.	3,022

	Total Financials	41,216
Health Care — 14.5%
	Biotechnology — 1.1%
35	Cephalon, Inc. (a)	2,343

	Health Care Equipment & Supplies — 3.1%
58	Covidien plc, (Ireland)	2,912
63	Hologic, Inc. (a)	1,176
48	Medtronic, Inc.	2,165

		6,253
	Health Care Providers & Services — 3.8%
89	Cardinal Health, Inc.	3,198
33	McKesson Corp.	2,147
36	WellPoint, Inc. (a)	2,330

		7,675
	Pharmaceuticals — 6.5%
79	Bristol-Myers Squibb Co.	2,097
117	Johnson & Johnson	7,631
89	Merck & Co., Inc.	3,316

		13,044
	Total Health Care	29,315
Industrials — 13.1%
	Aerospace & Defense — 2.0%
70	Raytheon Co.	4,002

	Airlines — 0.6%
53	Continental Airlines, Inc., Class B (a)	1,154

	Electrical Equipment — 4.1%
39	Cooper Industries plc	1,865
88	Emerson Electric Co.	4,409
35	Rockwell Automation, Inc.	1,991

		8,265
	Industrial Conglomerates — 1.2%
134	General Electric Co.	2,433

	Machinery — 5.2%
44	Cummins, Inc.	2,701
49	Deere & Co.	2,932
90	Oshkosh Corp. (a)	3,617
21	Parker Hannifin Corp.	1,380

		10,630
	Total Industrials	26,484
Information Technology — 23.0%
	Communications Equipment — 2.0%
155	Cisco Systems, Inc. (a)	4,022

	Computers & Peripherals — 11.0%
22	Apple, Inc. (a)	5,122
192	Dell, Inc. (a)	2,882
261	EMC Corp. (a)	4,709
45	Hewlett-Packard Co.	2,401
25	International Business Machines Corp.	3,186
70	Lexmark International, Inc., Class A (a)	2,518
42	SanDisk Corp. (a)	1,456

		22,274
	Electronic Equipment, Instruments & Components — 1.5%
108	Tyco Electronics Ltd., (Switzerland)	2,955

	Office Electronics — 1.0%
206	Xerox Corp.	2,011

	Semiconductors & Semiconductor Equipment — 4.5%
117	Broadcom Corp., Class A	3,874
238	Intel Corp.	5,304

		9,178
	Software — 3.0%
205	Microsoft Corp.	6,004

	Total Information Technology	46,444
Materials — 6.3%
	Chemicals — 3.9%
20	CF Industries Holdings, Inc.	1,846
49	E.l. du Pont de Nemours & Co.	1,817
30	Eastman Chemical Co.	1,890
189	Huntsman Corp.	2,283

		7,836
	Metals & Mining — 2.4%
30	Freeport-McMoRan Copper & Gold, Inc.	2,518
46	Newmont Mining Corp.	2,348

		4,866
	Total Materials	12,702
Telecommunication Services — 2.3%
	Diversified Telecommunication Services — 2.3%
113	AT&T, Inc. (m)	2,919
53	Verizon Communications, Inc.	1,639

	Total Telecommunication Services	4,558
Utilities — 3.4%
	Electric Utilities — 1.8%
25	American Electric Power Co., Inc.	862
23	Edison International	790
11	Entergy Corp.	889
32	Southern Co.	1,075

		3,616
	Independent Power Producers & Energy Traders — 0.3%
19	Constellation Energy Group, Inc.	654

	Multi-Utilities — 1.3%
27	Dominion Resources, Inc.	1,102
16	DTE Energy Co.	695
20	PG&E Corp.	842

		2,639
	Total Utilities	6,909
	Total Common Stocks (Cost $228,697)	241,790
Short-Term Investment — 5.5%
Investment Company — 5.5%
11,052	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m) (Cost $11,052)	11,052
	Total Investments — 125.4% (Cost $239,749)	252,842
	Liabilities in Excess of Other Assets — (25.4)%	(51,163)
	NET ASSETS — 100.0%	$201,679

Short Positions — 23.2%
Common Stocks — 17.9%
Consumer Discretionary — 4.5%
	Hotels, Restaurants & Leisure — 0.6%
26	Starwood Hotels & Resorts Worldwide, Inc.	1,206

	Media — 1.2%
18	Discovery Communications, Inc., Class A (a)	619
15	Omnicom Group, Inc.	585
40	Time Warner, Inc.	1,263

		2,467
	Multiline Retail — 0.3%
11	Target Corp.	593

	Specialty Retail — 1.2%
13	Abercrombie & Fitch Co., Class A	599
63	American Eagle Outfitters, Inc.	1,174
26	Staples, Inc.	600

		2,373
	Textiles, Apparel & Luxury Goods — 1.2%
14	Polo Ralph Lauren Corp.	1,185
15	V.F. Corp.	1,182

		2,367
	Total Consumer Discretionary	9,006
Consumer Staples — 0.6%
	Food & Staples Retailing — 0.6%
10	Costco Wholesale Corp.	591
20	SYSCO Corp.	597

	Total Consumer Staples	1,188
Financials — 3.6%
	Capital Markets — 0.9%
58	Invesco Ltd.	1,272
31	TD AMERITRADE Holding Corp. (a)	597

		1,869
	Commercial Banks — 0.3%
22	SunTrust Banks, Inc.	602

	Diversified Financial Services — 0.6%
5	IntercontinentalExchange, Inc. (a)	610
20	Moody's Corp.	598

		1,208
	Insurance — 1.8%
22	Aflac, Inc.	1,214
14	AON Corp.	595
22	Chubb Corp.	1,165
23	Principal Financial Group, Inc.	662

		3,636
	Total Financials	7,315
Health Care — 1.5%
	Health Care Equipment & Supplies — 0.9%
13	C.R. Bard, Inc.	1,162
15	St. Jude Medical, Inc. (a)	605

		1,767
	Health Care Providers & Services — 0.6%
16	Laboratory Corp. of America Holdings (a)	1,206

	Total Health Care	2,973
Industrials — 2.9%
	Commercial Services & Supplies — 0.6%
34	Waste Management, Inc.	1,171

	Machinery — 1.4%
25	Dover Corp.	1,177
13	Illinois Tool Works, Inc.	596
17	Ingersoll-Rand plc, (Ireland)	601
13	Navistar International Corp. (a)	598

		2,972
	Road & Rail — 0.6%
24	CSX Corp.	1,215

	Trading Companies & Distributors — 0.3%
5	W.W. Grainger, Inc.	563

	Total Industrials	5,921
Information Technology — 3.0%
	Communications Equipment — 0.3%
87	Motorola, Inc. (a)	614

	Electronic Equipment, Instruments & Components — 0.3%
18	Agilent Technologies, Inc. (a)	616

	IT Services — 0.3%
13	Automatic Data Processing, Inc.	598

	Semiconductors & Semiconductor Equipment — 1.2%
24	Altera Corp.	585
17	ASML Holding NV, (Netherlands)	609
21	Linear Technology Corp.	604
24	Texas Instruments, Inc.	588

		2,386
	Software — 0.9%
50	Activision Blizzard, Inc.	599
12	SAP AG, (Germany), ADR	597
35	Symantec Corp. (a)	595

		1,791
	Total Information Technology	6,005
Materials — 1.8%
	Chemicals — 1.2%
8	Air Products & Chemicals, Inc.	578
14	Ecolab, Inc.	609
5	Potash Corp. of Saskatchewan, Inc., (Canada)	588
7	Praxair, Inc.	608

		2,383
	Containers & Packaging — 0.6%
35	Owens-Illinois, Inc. (a)	1,260

	Total Materials	3,643
	Total Common Stocks (Cost $34,965)	36,051
Investment Companies — 5.3%
10	Energy Select Sector SPDR Fund	603
53	Materials Select Sector SPDR Fund	1,782
51	SPDR S&P 500 ETF Trust	5,925
79	Utilities Select Sector SPDR Fund	2,330

	Total Investment Companies (Cost $10,358)	10,640
	Total Short Positions (Proceeds $45,323)	46,691

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	—	American Depositary Receipt
SPDR	—	Standard & Poor's Depository Receipts
(a)		Non-income producing security.
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)		All or a portion of these securities are segregated for short sales.
(l)		The rate shown is the current yield as of March 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,189
Aggregate gross unrealized depreciation	(1,096)
Net unrealized appreciation/depreciation	$13,093
Federal income tax cost of investments	$239,749

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$252,842	$–	$–	$252,842
Total Liabilities	(46,691)	–	–	(46,691)

# All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Intrepid Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2010 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.5%
Consumer Discretionary — 9.2%
	Auto Components — 0.7%
29	Autoliv, Inc., (Sweden) (a) (c)	1,471
21	Johnson Controls, Inc.	690

		2,161
	Hotels, Restaurants & Leisure — 1.1%
40	Royal Caribbean Cruises Ltd. (a) (c)	1,326
75	Wyndham Worldwide Corp. (c)	1,940

		3,266
	Household Durables — 0.3%
17	Stanley Black & Decker, Inc.	999

	Media — 5.3%
108	Gannett Co., Inc.	1,787
179	News Corp., Class A	2,574
209	Time Warner, Inc.	6,536
153	Walt Disney Co. (The)	5,340

		16,237
	Multiline Retail — 0.6%
88	Macy's, Inc.	1,906

	Specialty Retail — 0.7%
131	Office Depot, Inc. (a)	1,042
31	Signet Jewelers Ltd., (Bermuda) (a)	986

		2,028
	Textiles, Apparel & Luxury Goods — 0.5%
75	Jones Apparel Group, Inc.	1,417

	Total Consumer Discretionary	28,014
Consumer Staples — 3.6%
	Food & Staples Retailing — 1.0%
41	Safeway, Inc.	1,014
47	SUPERVALU, Inc. (c)	778
20	Wal-Mart Stores, Inc.	1,084

		2,876
	Food Products — 1.2%
62	Dean Foods Co. (a)	977
102	Del Monte Foods Co. (c)	1,494
66	Tyson Foods, Inc., Class A	1,254

		3,725
	Household Products — 1.1%
19	Energizer Holdings, Inc. (a)	1,218
35	Kimberly-Clark Corp.	2,194

		3,412
	Tobacco — 0.3%
44	Altria Group, Inc.	906

	Total Consumer Staples	10,919
Energy — 17.0%
	Energy Equipment & Services — 5.5%
132	National Oilwell Varco, Inc.	5,361
104	Noble Corp., (Switzerland) (a)	4,358
29	Oil States International, Inc. (a) (c)	1,319
47	Rowan Cos., Inc. (a) (c)	1,359
50	Transocean Ltd., (Switzerland) (a)	4,293

		16,690
	Oil, Gas & Consumable Fuels — 11.5%
58	Apache Corp. (c)	5,877
128	Chesapeake Energy Corp.	3,033
97	Chevron Corp.	7,345
19	Cimarex Energy Co.	1,146
27	ConocoPhillips	1,366
137	Exxon Mobil Corp.	9,186
87	Occidental Petroleum Corp.	7,313

		35,266
	Total Energy	51,956
Financials — 24.8%
	Capital Markets — 4.6%
51	Ameriprise Financial, Inc. (c)	2,300
47	Goldman Sachs Group, Inc. (The)	8,062
82	Morgan Stanley	2,403
31	State Street Corp.	1,409

		14,174
	Commercial Banks — 5.0%
89	BB&T Corp. (c)	2,880
61	PNC Financial Services Group, Inc.	3,646
279	Wells Fargo & Co.	8,690

		15,216
	Consumer Finance — 2.0%
122	Capital One Financial Corp.	5,039
75	SLM Corp. (a)	934

		5,973
	Diversified Financial Services — 5.4%
712	Bank of America Corp.	12,705
962	Citigroup, Inc. (a)	3,896

		16,601
	Insurance — 4.8%
22	ACE Ltd., (Switzerland)	1,132
16	Allied World Assurance Co. Holdings Ltd., (Bermuda)	729
31	Endurance Specialty Holdings Ltd., (Bermuda)	1,133
71	Lincoln National Corp.	2,164
89	Prudential Financial, Inc. (c)	5,409
54	Travelers Cos., Inc. (The) (c)	2,923
60	XL Capital Ltd., (Bermuda), Class A	1,142

		14,632
	Real Estate Investment Trusts (REITs) — 2.5%
10	Alexandria Real Estate Equities, Inc. (c)	703
40	Apartment Investment & Management Co., Class A	744
18	Liberty Property Trust (c)	607
19	Mack-Cali Realty Corp.	670
11	Public Storage	1,021
40	Realty Income Corp. (c)	1,227
17	Regency Centers Corp. (c)	637
26	Senior Housing Properties Trust (c)	574
11	Simon Property Group, Inc. (c)	946
37	UDR, Inc. (c)	651

		7,780
	Thrifts & Mortgage Finance — 0.5%
93	New York Community Bancorp, Inc. (c)	1,532

	Total Financials	75,908
Health Care — 9.4%
	Biotechnology — 0.5%
25	Amgen, Inc. (a)	1,470

	Health Care Equipment & Supplies — 0.8%
22	Kinetic Concepts, Inc. (a) (c)	1,033
32	Medtronic, Inc.	1,445

		2,478
	Health Care Providers & Services — 3.7%
109	Aetna, Inc.	3,820
25	Cardinal Health, Inc.	904
25	Community Health Systems, Inc. (a) (c)	916
41	McKesson Corp.	2,675
95	UnitedHealth Group, Inc.	3,091

		11,406
	Pharmaceuticals — 4.4%
38	Endo Pharmaceuticals Holdings, Inc. (a)	900
27	Merck & Co., Inc.	1,020
623	Pfizer, Inc.	10,690
33	Warner Chilcott plc, (Ireland), Class A (a) (c)	837

		13,447
	Total Health Care	28,801
Industrials — 11.0%
	Aerospace & Defense — 1.4%
30	General Dynamics Corp.	2,277
26	United Technologies Corp.	1,907

		4,184
	Air Freight & Logistics — 1.0%
17	FedEx Corp. (c)	1,616
24	United Parcel Service, Inc., Class B (c)	1,546

		3,162
	Airlines — 0.3%
59	Delta Air Lines, Inc. (a)	855

	Commercial Services & Supplies — 0.4%
57	R.R. Donnelley & Sons Co.	1,213

	Construction & Engineering — 0.2%
25	Foster Wheeler AG, (Switzerland) (a)	667

	Electrical Equipment — 0.4%
28	Cooper Industries plc	1,333

	Industrial Conglomerates — 1.8%
293	General Electric Co.	5,339

	Machinery — 3.8%
31	Cummins, Inc.	1,896
17	Eaton Corp. (c)	1,296
90	Ingersoll-Rand plc, (Ireland) (c)	3,124
23	Joy Global, Inc. (c)	1,313
34	Oshkosh Corp. (a)	1,372
20	Parker Hannifin Corp. (c)	1,301
52	Terex Corp. (a)	1,190

		11,492
	Road & Rail — 1.3%
73	Norfolk Southern Corp.	4,055

	Trading Companies & Distributors — 0.4%
36	WESCO International, Inc. (a) (c)	1,256

	Total Industrials	33,556
Information Technology — 6.9%
	Computers & Peripherals — 2.8%
159	Dell, Inc. (a)	2,387
67	Hewlett-Packard Co.	3,545
35	Lexmark International, Inc., Class A (a) (c)	1,274
68	Seagate Technology, (Cayman Islands) (a) (c)	1,234

		8,440
	Electronic Equipment, Instruments & Components — 0.8%
40	Arrow Electronics, Inc. (a)	1,190
77	Jabil Circuit, Inc.	1,250

		2,440
	IT Services — 1.0%
13	Alliance Data Systems Corp. (a) (c)	806
19	Computer Sciences Corp. (a)	1,025
101	Convergys Corp. (a) (c)	1,233

		3,064
	Office Electronics — 0.4%
123	Xerox Corp.	1,200

	Semiconductors & Semiconductor Equipment — 1.6%
18	Broadcom Corp., Class A	607
75	Intel Corp.	1,665
23	Intersil Corp., Class A	340
101	LSI Corp. (a)	616
46	Marvell Technology Group Ltd., (Bermuda) (a)	944
37	National Semiconductor Corp.	527
15	Novellus Systems, Inc. (a) (c)	376

		5,075
	Software — 0.3%
33	Microsoft Corp.	966

	Total Information Technology	21,185
Materials — 6.3%
	Chemicals — 3.1%
22	Ashland, Inc.	1,161
11	CF Industries Holdings, Inc.	957
22	Cytec Industries, Inc.	1,042
210	Dow Chemical Co. (The)	6,201

		9,361
	Containers & Packaging — 0.4%
65	Temple-Inland, Inc.	1,323

	Metals & Mining — 2.8%
34	Carpenter Technology Corp.	1,259
63	Freeport-McMoRan Copper & Gold, Inc.	5,230
16	Reliance Steel & Aluminum Co.	797
22	United States Steel Corp. (c)	1,385

		8,671
	Total Materials	19,355
Telecommunication Services — 4.4%
	Diversified Telecommunication Services — 4.4%
104	AT&T, Inc.	2,690
81	CenturyTel, Inc.	2,884
252	Verizon Communications, Inc.	7,814

	Total Telecommunication Services	13,388
Utilities — 4.9%
	Electric Utilities — 1.7%
151	American Electric Power Co., Inc.	5,168

	Gas Utilities — 1.0%
28	AGL Resources, Inc.	1,094
23	Energen Corp.	1,089
35	UGI Corp.	923

		3,106
	Independent Power Producers & Energy Traders — 0.5%
61	Mirant Corp. (a) (c)	657
44	NRG Energy, Inc. (a)	909

		1,566
	Multi-Utilities — 1.7%
101	Sempra Energy	5,030

	Total Utilities	14,870
	Total Common Stocks (Cost $242,208)	297,952
Short-Term Investment — 2.3%
	Investment Company — 2.3%
7,082	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m) (Cost $7,082)	7,082
Investment of Cash Collateral for Securities on Loan — 16.5%
	Investment Company — 16.5%
50,317	JPMorgan Prime Money Market Fund, Capital Shares, 0.100% (b) (l) (Cost $50,317)	50,317

	Total Investments — 116.3% (Cost $299,607)	355,351
	Liabilities in Excess of Other Assets — (16.3)%	(49,863)
	NET ASSETS — 100.0%	$305,488

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 03/31/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
100	E-mini S&P 500	06/18/10	$5,826	$121

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	The rate shown is the current yield as of March 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$59,610
Aggregate gross unrealized depreciation	(3,866)
Net unrealized appreciation/depreciation	$55,744
Federal income tax cost of investments	$299,607

Intrepid Value Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$355,351	$–	$–	$355,351
Appreciation in Other Financial Instruments
Futures Contracts	$121	$–	$–	$121

#All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2010 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 96.0%
Consumer Discretionary — 19.6%
	Auto Components — 0.6%
126	Gentex Corp. (c)	2,451

	Automobiles — 0.3%
54	Harley-Davidson, Inc. (c)	1,507

	Distributors — 0.6%
60	Genuine Parts Co.	2,546

	Diversified Consumer Services — 1.0%
123	Education Management Corp. (a) (c)	2,689
102	H&R Block, Inc.	1,817

		4,506
	Hotels, Restaurants & Leisure — 2.5%
9	Chipotle Mexican Grill, Inc. (a) (c)	1,048
32	Darden Restaurants, Inc.	1,415
48	Marriott International, Inc., Class A	1,510
75	Royal Caribbean Cruises Ltd. (a) (c)	2,458
53	Starwood Hotels & Resorts Worldwide, Inc. (c)	2,458
58	Yum! Brands, Inc.	2,211

		11,100
	Household Durables — 1.0%
62	Fortune Brands, Inc.	3,017
43	Jarden Corp.	1,442

		4,459
	Internet & Catalog Retail — 1.2%
14	Amazon.com, Inc. (a) (c)	1,873
75	Expedia, Inc.	1,875
23	Netflix, Inc. (a) (c)	1,718

		5,466
	Media — 2.6%
57	Cablevision Systems Corp., Class A	1,374
86	Clear Channel Outdoor Holdings, Inc., Class A (a)	912
49	Discovery Communications, Inc., Class A (a)	1,649
83	Gannett Co., Inc.	1,366
50	Lamar Advertising Co., Class A (a)	1,714
17	Madison Square Garden, Inc., Class A (a)	369
28	Omnicom Group, Inc.	1,067
26	Scripps Networks Interactive, Inc., Class A	1,140
4	Washington Post Co. (The), Class B	1,668

		11,259
	Multiline Retail — 1.2%
38	Kohl's Corp. (a)	2,054
74	Nordstrom, Inc. (c)	3,015

		5,069
	Specialty Retail — 7.3%
58	AutoNation, Inc. (a)	1,051
12	AutoZone, Inc. (a)	2,077
108	Bed Bath & Beyond, Inc. (a) (c)	4,704
121	Chico's FAS, Inc.	1,748
115	Dick's Sporting Goods, Inc. (a) (c)	2,997
163	Gap, Inc. (The)	3,767
43	J Crew Group, Inc. (a) (c)	1,969
64	Sherwin-Williams Co. (The) (c)	4,305
112	Staples, Inc.	2,629
40	Tiffany & Co.	1,909
49	TJX Cos., Inc.	2,096
119	Williams-Sonoma, Inc. (c)	3,121

		32,373
	Textiles, Apparel & Luxury Goods — 1.3%
64	Phillips-Van Heusen Corp.	3,642
22	Polo Ralph Lauren Corp. (c)	1,854
5	V.F. Corp.	409

		5,905
	Total Consumer Discretionary	86,641
Consumer Staples — 3.2%
	Beverages — 0.3%
24	Brown-Forman Corp., Class B	1,456

	Food & Staples Retailing — 1.1%
132	Safeway, Inc.	3,274
40	Whole Foods Market, Inc. (a) (c)	1,446

		4,720
	Food Products — 0.8%
48	JM Smucker Co. (The)	2,905
18	McCormick & Co., Inc. (Non-Voting)	671

		3,576
	Household Products — 0.7%
24	Clorox Co.	1,514
23	Energizer Holdings, Inc. (a)	1,456

		2,970
	Tobacco — 0.3%
17	Lorillard, Inc.	1,271

	Total Consumer Staples	13,993
Energy — 5.6%
	Energy Equipment & Services — 0.9%
51	Cameron International Corp. (a)	2,175
31	Oceaneering International, Inc. (a) (c)	1,957

		4,132
	Oil, Gas & Consumable Fuels — 4.7%
37	Cabot Oil & Gas Corp.	1,344
111	CVR Energy, Inc. (a)	968
45	Devon Energy Corp.	2,893
96	Forest Oil Corp. (a) (c)	2,488
50	Kinder Morgan Management LLC (a)	2,934
23	Noble Energy, Inc.	1,708
47	Southwestern Energy Co. (a)	1,917
81	Teekay Corp., (Canada)	1,844
196	Williams Cos., Inc. (The)	4,535

		20,631
	Total Energy	24,763
Financials — 18.1%
	Capital Markets — 3.5%
11	Affiliated Managers Group, Inc. (a)	889
26	Ameriprise Financial, Inc.	1,175
7	BlackRock, Inc.	1,546
74	Invesco Ltd.	1,621
54	Northern Trust Corp. (c)	2,997
109	Och-Ziff Capital Management Group LLC, Class A	1,746
73	T. Rowe Price Group, Inc. (c)	4,007
87	TD AMERITRADE Holding Corp. (a) (c)	1,655

		15,636
	Commercial Banks — 4.6%
46	BancorpSouth, Inc.	966
123	BB&T Corp. (c)	3,997
29	BOK Financial Corp. (c)	1,526
23	City National Corp.	1,242
41	Comerica, Inc.	1,567
28	Cullen/Frost Bankers, Inc.	1,540
153	KeyCorp	1,185
45	M&T Bank Corp.	3,564
66	SunTrust Banks, Inc.	1,774
75	TCF Financial Corp.	1,202
45	Wilmington Trust Corp.	752
42	Zions Bancorp	925

		20,240
	Diversified Financial Services — 0.8%
63	Moody's Corp. (c)	1,865
52	MSCI, Inc., Class A (a) (c)	1,874

		3,739
	Insurance — 6.3%
39	ACE Ltd., (Switzerland)	2,055
16	AON Corp.	692
71	Assurant, Inc.	2,441
139	Cincinnati Financial Corp.	4,030
50	HCC Insurance Holdings, Inc.	1,375
91	Loews Corp.	3,396
338	Old Republic International Corp.	4,284
90	OneBeacon Insurance Group Ltd., Class A	1,560
96	Principal Financial Group, Inc.	2,816
26	Symetra Financial Corp. (a)	344
49	Transatlantic Holdings, Inc.	2,587
86	W.R. Berkley Corp.	2,254

		27,834
	Real Estate Investment Trusts (REITs) — 2.2%
159	Kimco Realty Corp.	2,487
13	Public Storage	1,223
49	Regency Centers Corp.	1,840
35	Ventas, Inc.	1,676
31	Vornado Realty Trust	2,336

		9,562
	Real Estate Management & Development — 0.5%
133	Brookfield Properties Corp.	2,040

	Thrifts & Mortgage Finance — 0.2%
60	People's United Financial, Inc.	940

	Total Financials	79,991
Health Care — 8.9%
	Biotechnology — 1.1%
28	Alexion Pharmaceuticals, Inc. (a)	1,501
97	BioMarin Pharmaceutical, Inc. (a) (c)	2,267
43	Myriad Genetics, Inc. (a)	1,036

		4,804
	Health Care Equipment & Supplies — 1.4%
43	Becton, Dickinson & Co.	3,409
42	DENTSPLY International, Inc.	1,465
26	Zimmer Holdings, Inc. (a)	1,545

		6,419
	Health Care Providers & Services — 4.6%
82	Brookdale Senior Living, Inc. (a) (c)	1,714
62	Community Health Systems, Inc. (a)	2,275
79	Coventry Health Care, Inc. (a)	1,947
32	DaVita, Inc. (a)	2,060
22	Express Scripts, Inc. (a)	2,259
38	Humana, Inc. (a)	1,771
90	Lincare Holdings, Inc. (a)	4,057
97	UnitedHealth Group, Inc.	3,153
36	VCA Antech, Inc. (a)	1,015

		20,251
	Health Care Technology — 0.3%
18	Cerner Corp. (a) (c)	1,524

	Life Sciences Tools & Services — 0.8%
34	Covance, Inc. (a) (c)	2,099
32	Illumina, Inc. (a) (c)	1,263

		3,362
	Pharmaceuticals — 0.7%
186	Biovail Corp., (Canada) (c)	3,114

	Total Health Care	39,474
Industrials — 14.2%
	Aerospace & Defense — 2.9%
16	Alliant Techsystems, Inc. (a)	1,268
37	Goodrich Corp.	2,609
27	L-3 Communications Holdings, Inc.	2,483
51	Precision Castparts Corp.	6,492

		12,852
	Air Freight & Logistics — 0.5%
57	Expeditors International of Washington, Inc.	2,093

	Airlines — 0.7%
202	Delta Air Lines, Inc. (a) (c)	2,946

	Building Products — 0.6%
59	Lennox International, Inc. (c)	2,624

	Commercial Services & Supplies — 2.3%
84	Corrections Corp. of America (a)	1,661
155	Republic Services, Inc.	4,504
33	Stericycle, Inc. (a) (c)	1,780
60	Waste Connections, Inc. (a) (c)	2,036

		9,981
	Construction & Engineering — 0.4%
67	Aecom Technology Corp. (a) (c)	1,904

	Electrical Equipment — 1.7%
12	AMETEK, Inc.	485
37	Cooper Industries plc	1,793
6	First Solar, Inc. (a) (c)	704
81	Roper Industries, Inc. (c)	4,669

		7,651
	Industrial Conglomerates — 1.1%
79	Carlisle Cos., Inc.	2,991
64	McDermott International, Inc. (a)	1,712

		4,703
	Machinery — 1.9%
47	Cummins, Inc.	2,919
43	Snap-On, Inc.	1,850
54	WABCO Holdings, Inc. (a)	1,610
42	Wabtec Corp. (c)	1,785

		8,164
	Professional Services — 0.4%
57	Robert Half International, Inc. (c)	1,735

	Road & Rail — 1.0%
34	Canadian National Railway Co., (Canada) (c)	2,042
60	Landstar System, Inc.	2,531

		4,573
	Trading Companies & Distributors — 0.7%
30	W.W. Grainger, Inc. (c)	3,254

	Total Industrials	62,480
Information Technology — 15.8%
	Communications Equipment — 1.3%
55	CommScope, Inc. (a)	1,530
33	F5 Networks, Inc. (a)	2,048
75	Juniper Networks, Inc. (a) (c)	2,289

		5,867
	Computers & Peripherals — 0.7%
93	NetApp, Inc. (a) (c)	3,028

	Electronic Equipment, Instruments & Components — 3.2%
111	Amphenol Corp., Class A	4,672
59	Arrow Electronics, Inc. (a)	1,790
28	Dolby Laboratories, Inc., Class A (a) (c)	1,648
217	Tyco Electronics Ltd., (Switzerland)	5,949

		14,059
	Internet Software & Services — 0.4%
19	Equinix, Inc. (a) (c)	1,810

	IT Services — 4.1%
30	Alliance Data Systems Corp. (a) (c)	1,900
158	Amdocs Ltd., (United Kingdom) (a)	4,759
84	Cognizant Technology Solutions Corp., Class A (a)	4,298
66	Hewitt Associates, Inc., Class A (a)	2,606
9	MasterCard, Inc., Class A (c)	2,324
130	Western Union Co. (The)	2,210

		18,097
	Semiconductors & Semiconductor Equipment — 2.5%
50	Avago Technologies Ltd., (Singapore) (a)	1,022
62	Broadcom Corp., Class A	2,064
145	Marvell Technology Group Ltd., (Bermuda) (a)	2,946
102	MEMC Electronic Materials, Inc. (a) (c)	1,561
47	Microchip Technology, Inc. (c)	1,315
68	Varian Semiconductor Equipment Associates, Inc. (a)	2,236

		11,144
	Software — 3.6%
43	ANSYS, Inc. (a) (c)	1,846
45	Concur Technologies, Inc. (a) (c)	1,829
89	Jack Henry & Associates, Inc.	2,151
41	McAfee, Inc. (a)	1,657
65	MICROS Systems, Inc. (a) (c)	2,144
21	Salesforce.com, Inc. (a) (c)	1,578
58	Sybase, Inc. (a) (c)	2,685
89	Synopsys, Inc. (a)	1,996

		15,886
	Total Information Technology	69,891
Materials — 3.3%
	Chemicals — 1.9%
12	Airgas, Inc.	738
67	Albemarle Corp.	2,853
34	PPG Industries, Inc.	2,250
49	Sigma-Aldrich Corp.	2,603

		8,444
	Construction Materials — 0.2%
15	Vulcan Materials Co.	699

	Containers & Packaging — 1.2%
61	Ball Corp.	3,240
39	Greif, Inc., Class A	2,120

		5,360
	Total Materials	14,503
Telecommunication Services — 1.6%
	Diversified Telecommunication Services — 1.1%
61	CenturyTel, Inc.	2,167
112	tw telecom, inc. (a) (c)	2,035
67	Windstream Corp.	727

		4,929
	Wireless Telecommunication Services — 0.5%
68	Telephone & Data Systems, Inc.	2,035

	Total Telecommunication Services	6,964
Utilities — 5.7%
	Electric Utilities — 0.6%
111	Westar Energy, Inc.	2,473

	Gas Utilities — 1.9%
75	Energen Corp.	3,494
64	EQT Corp.	2,608
53	Oneok, Inc.	2,433

		8,535
	Multi-Utilities — 2.9%
204	CMS Energy Corp.	3,148
53	NSTAR	1,860
61	PG&E Corp.	2,597
44	Wisconsin Energy Corp.	2,174
139	Xcel Energy, Inc.	2,947

		12,726
	Water Utilities — 0.3%
73	American Water Works Co., Inc.	1,584

	Total Utilities	25,318
	Total Common Stocks (Cost $338,922)	424,018

Short-Term Investment — 4.5%
	Investment Company — 4.5%
19,981	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m) (Cost $19,981)	19,981

Investments of Cash Collateral for Securities on Loan — 18.1%
	Investment Company — 18.1%
79,960	JPMorgan Prime Money Market Fund, Capital Shares, 0.100% (b) (l) (Cost $79,960)	79,960

	Total Investments — 118.6% (Cost $438,863)	523,959
	Liabilities in Excess of Other Assets — (18.6)%	(82,276)
	NET ASSETS — 100.0%	$441,683

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	The rate shown is the current yield as of March 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$86,836
Aggregate gross unrealized depreciation	(1,740)
Net unrealized appreciation/depreciation	$85,096
Federal income tax cost of investments	$438,863

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$523,959	$–	$–	$523,959

# All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for industry specifics of the portfolio holdings.
JPMorgan Small Cap Core Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2010 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 93.5%
Consumer Discretionary — 15.3%
	Auto Components — 0.6%
110	Cooper Tire & Rubber Co.	2,100
56	Spartan Motors, Inc.	314
96	Standard Motor Products, Inc.	950

		3,364
	Distributors — 0.1%
23	Core-Mark Holding Co., Inc. (a)	701

	Diversified Consumer Services — 0.1%
15	Corinthian Colleges, Inc. (a)	271
10	Lincoln Educational Services Corp. (a)	245

		516
	Hotels, Restaurants & Leisure — 1.6%
27	CEC Entertainment, Inc. (a)	1,017
30	Cracker Barrel Old Country Store, Inc.	1,405
24	DineEquity, Inc. (a) (c)	941
87	Domino's Pizza, Inc. (a)	1,184
81	Einstein Noah Restaurant Group, Inc. (a)	988
13	Isle of Capri Casinos, Inc. (a)	102
145	Ruby Tuesday, Inc. (a)	1,535
188	Ruth's Hospitality Group, Inc. (a)	998

		8,170
	Household Durables — 1.9%
70	American Greetings Corp., Class A	1,461
1	CSS Industries, Inc.	10
35	Helen of Troy Ltd., (Bermuda) (a)	920
30	Hooker Furniture Corp.	478
24	Jarden Corp.	789
49	La-Z-Boy, Inc. (a)	618
118	Tempur-Pedic International, Inc. (a)	3,571
47	Tupperware Brands Corp.	2,266

		10,113
	Internet & Catalog Retail — 0.4%
77	HSN, Inc. (a)	2,267

	Leisure Equipment & Products — 0.6%
95	JAKKS Pacific, Inc. (a)	1,243
48	RC2 Corp. (a)	714
231	Smith & Wesson Holding Corp. (a) (c)	873
18	Sturm Ruger & Co., Inc. (c)	212

		3,042
	Media — 1.7%
61	AH Belo Corp., Class A (a)	435
127	Belo Corp., Class A	864
71	Carmike Cinemas, Inc. (a)	979
70	Entercom Communications Corp., Class A (a)	835
184	Journal Communications, Inc., Class A (a)	771
20	Knology, Inc. (a)	267
206	LIN TV Corp., Class A (a)	1,184
162	Mediacom Communications Corp., Class A (a)	962
200	Sinclair Broadcast Group, Inc., Class A (a)	1,013
58	Valassis Communications, Inc. (a)	1,600

		8,910
	Multiline Retail — 0.5%
78	Dillard's, Inc., Class A	1,841
112	Saks, Inc. (a)	965

		2,806
	Specialty Retail — 4.1%
38	Aeropostale, Inc. (a)	1,107
107	Asbury Automotive Group, Inc. (a)	1,420
76	Big 5 Sporting Goods Corp.	1,160
28	Brown Shoe Co., Inc.	437
82	Cabela's, Inc. (a) (c)	1,441
74	Collective Brands, Inc. (a)	1,676
88	Finish Line, Inc. (The), Class A	1,433
33	Gymboree Corp. (a)	1,719
32	Hot Topic, Inc. (a)	207
9	J Crew Group, Inc. (a)	422
41	Jos. A. Bank Clothiers, Inc. (a)	2,230
70	Kirkland's, Inc. (a)	1,460
256	Lithia Motors, Inc., Class A (a)	1,636
98	OfficeMax, Inc. (a)	1,603
123	Rent-A-Center, Inc. (a)	2,909
74	Sonic Automotive, Inc., Class A (a)	815

		21,675
	Textiles, Apparel & Luxury Goods — 3.7%
21	Deckers Outdoor Corp. (a)	2,829
58	G-III Apparel Group Ltd. (a)	1,593
95	Iconix Brand Group, Inc. (a)	1,459
143	Jones Apparel Group, Inc.	2,712
160	Maidenform Brands, Inc. (a)	3,492
91	Oxford Industries, Inc.	1,840
142	Perry Ellis International, Inc. (a)	3,214
17	Steven Madden Ltd. (a)	844
32	UniFirst Corp.	1,628

		19,611
	Total Consumer Discretionary	81,175
Consumer Staples — 2.5%
	Food & Staples Retailing — 0.6%
51	Andersons, Inc. (The)	1,694
10	Nash Finch Co.	320
27	Pantry, Inc. (The) (a)	332
48	Spartan Stores, Inc.	698

		3,044
	Food Products — 1.4%
24	American Italian Pasta Co., Class A (a)	937
55	B&G Foods, Inc., Class A	572
242	Chiquita Brands International, Inc. (a)	3,804
84	Dole Food Co., Inc. (a) (c)	1,000
16	Sanderson Farms, Inc.	847
11	TreeHouse Foods, Inc. (a)	465

		7,625
	Household Products — 0.3%
55	Cellu Tissue Holdings, Inc. (a)	549
144	Central Garden & Pet Co., Class A (a)	1,314

		1,863
	Personal Products — 0.2%
69	American Oriental Bioengineering, Inc., (China) (a) (c)	283
69	Prestige Brands Holdings, Inc. (a)	618

		901
	Total Consumer Staples	13,433
Energy — 4.2%
	Energy Equipment & Services — 1.2%
18	Bolt Technology Corp. (a)	207
73	Cal Dive International, Inc. (a)	534
48	Global Industries Ltd. (a)	311
87	Gulfmark Offshore, Inc., Class A (a)	2,312
78	ION Geophysical Corp. (a)	381
15	Lufkin Industries, Inc.	1,187
19	Matrix Service Co. (a)	201
106	Parker Drilling Co. (a)	523
19	T-3 Energy Services, Inc. (a)	457
21	TGC Industries, Inc. (a)	83

		6,196
	Oil, Gas & Consumable Fuels — 3.0%
5	Apco Oil and Gas International, Inc.	135
7	Clayton Williams Energy, Inc. (a)	238
52	Cloud Peak Energy, Inc. (a)	865
207	EXCO Resources, Inc.	3,803
6	FX Energy, Inc. (a)	20
24	Georesources, Inc. (a)	370
278	Gran Tierra Energy, Inc., (Canada) (a)	1,642
166	Gulfport Energy Corp. (a)	1,864
49	Knightsbridge Tankers Ltd., (Bermuda)	825
138	McMoRan Exploration Co. (a)	2,019
22	Penn Virginia Corp.	529
16	Toreador Resources Corp., (France) (a) (c)	134
103	VAALCO Energy, Inc. (a)	507
59	Western Refining, Inc. (a) (c)	322
97	World Fuel Services Corp.	2,589

		15,862
	Total Energy	22,058
Financials — 20.2%
	Capital Markets — 1.0%
53	BGC Partners, Inc., Class A	324
20	Financial Engines, Inc. (a)	345
106	Knight Capital Group, Inc., Class A (a)	1,621
12	Kohlberg Capital Corp. (c)	66
123	MCG Capital Corp. (a)	640
9	Oppenheimer Holdings, Inc., Class A	230
25	optionsXpress Holdings, Inc. (a)	399
65	Penson Worldwide, Inc. (a) (c)	657
23	Pzena Investment Management, Inc., Class A (a)	172
82	SWS Group, Inc.	944

		5,398
	Commercial Banks — 5.2%
66	1st United Bancorp, Inc. (a)	534
3	Alliance Financial Corp. (c)	77
4	BancFirst Corp.	184
32	Banco Latinoamericano de Comercio Exterior S.A., (Panama), Class E	465
6	Bancorp, Inc. (a)	52
72	Cathay General Bancorp (c)	840
35	City Holding Co.	1,186
12	Columbia Banking System, Inc.	248
48	Community Bank System, Inc.	1,093
14	Community Trust Bancorp, Inc.	380
44	CVB Financial Corp. (c)	439
35	East West Bancorp, Inc.	604
11	Farmers Capital Bank Corp.	93
16	First Bancorp	212
53	First Community Bancshares, Inc.	651
100	First Financial Bancorp	1,772
34	First Interstate Bancsystem, Inc.	559
134	FNB Corp.	1,085
13	Hudson Valley Holding Corp.	309
57	Iberiabank Corp.	3,391
35	International Bancshares Corp.	796
19	Lakeland Financial Corp.	368
2	Merchants Bancshares, Inc.	33
123	Nara Bancorp, Inc. (a)	1,077
8	National Bankshares, Inc.	210
49	National Penn Bancshares, Inc.	341
19	NBT Bancorp, Inc.	441
8	Park National Corp. (c)	523
19	Peoples Bancorp, Inc.	315
23	Prosperity Bancshares, Inc.	922
6	Renasant Corp.	92
11	Republic Bancorp, Inc., Class A	199
28	Santander BanCorp (a)	341
7	Sierra Bancorp (c)	93
10	Simmons First National Corp., Class A	273
14	Southside Bancshares, Inc.	308
20	Southwest Bancorp, Inc.	168
144	Sterling Bancshares, Inc.	803
127	Susquehanna Bancshares, Inc.	1,247
19	SVB Financial Group (a)	900
11	TriCo Bancshares	209
17	Union First Market Bankshares Corp.	263
48	Westamerica Bancorp	2,784
37	Wilshire Bancorp, Inc.	411

		27,291
	Consumer Finance — 2.5%
57	Advance America Cash Advance Centers, Inc.	333
133	Cash America International, Inc.	5,251
114	Dollar Financial Corp. (a)	2,751
8	EZCORP, Inc., Class A (a)	163
2	First Cash Financial Services, Inc. (a)	34
69	Nelnet, Inc., Class A	1,279
94	World Acceptance Corp. (a) (c)	3,399

		13,210
	Diversified Financial Services — 1.0%
12	Compass Diversified Holdings	180
60	Encore Capital Group, Inc. (a)	994
12	Marlin Business Services Corp. (a)	119
126	PHH Corp. (a)	2,970
23	Portfolio Recovery Associates, Inc. (a) (c)	1,278

		5,541
	Insurance — 3.6%
280	American Equity Investment Life Holding Co.	2,977
27	American Physicians Capital, Inc.	860
13	American Safety Insurance Holdings Ltd. (a)	214
27	AMERISAFE, Inc. (a)	449
20	Argo Group International Holdings Ltd., (Bermuda)	642
68	Aspen Insurance Holdings Ltd., (Bermuda)	1,955
75	Assured Guaranty Ltd., (Bermuda)	1,657
71	Delphi Financial Group, Inc., Class A	1,781
58	Flagstone Reinsurance Holdings Ltd., (Bermuda)	659
14	Hallmark Financial Services (a)	124
16	Horace Mann Educators Corp.	236
102	Meadowbrook Insurance Group, Inc.	807
19	National Financial Partners Corp. (a)	274
1	Navigators Group, Inc. (a)	35
56	Platinum Underwriters Holdings Ltd., (Bermuda)	2,080
151	PMA Capital Corp., Class A (a)	926
21	Primerica, Inc. (a)	315
52	Safety Insurance Group, Inc.	1,955
48	Selective Insurance Group	802
35	Symetra Financial Corp. (a)	460

		19,208
	Real Estate Investment Trusts (REITs) — 5.7%
40	American Campus Communities, Inc.	1,117
32	Ashford Hospitality Trust, Inc. (a) (c)	231
92	Associated Estates Realty Corp.	1,270
14	BioMed Realty Trust, Inc.	238
44	CapLease, Inc.	244
42	Capstead Mortgage Corp.	503
135	CBL & Associates Properties, Inc.	1,844
31	Colonial Properties Trust	394
264	DCT Industrial Trust, Inc.	1,379
112	Developers Diversified Realty Corp.	1,367
29	EastGroup Properties, Inc.	1,098
52	Education Realty Trust, Inc.	298
8	Equity Lifestyle Properties, Inc.	453
70	First Industrial Realty Trust, Inc. (a)	545
79	Glimcher Realty Trust	400
54	Hersha Hospitality Trust	279
14	Home Properties, Inc.	655
56	LaSalle Hotel Properties	1,312
426	Lexington Realty Trust	2,772
338	MFA Financial, Inc.	2,489
9	Mid-America Apartment Communities, Inc.	471
13	Mission West Properties, Inc.	91
101	National Retail Properties, Inc.	2,308
173	NorthStar Realty Finance Corp. (c)	727
72	Omega Healthcare Investors, Inc.	1,411
28	Parkway Properties, Inc.	522
63	Pennsylvania Real Estate Investment Trust (c)	791
22	PS Business Parks, Inc.	1,185
21	RAIT Financial Trust (a) (c)	41
26	Ramco-Gershenson Properties Trust	288
126	Senior Housing Properties Trust	2,780
85	Strategic Hotels & Resorts, Inc. (a)	360
13	Sun Communities, Inc.	330

		30,193
	Real Estate Management & Development — 0.1%
19	Forestar Group, Inc. (a)	364

	Thrifts & Mortgage Finance — 1.1%
13	Berkshire Hills Bancorp, Inc.	240
29	Dime Community Bancshares	365
66	First Niagara Financial Group, Inc.	933
59	Northwest Bancshares, Inc.	689
27	OceanFirst Financial Corp.	302
186	Ocwen Financial Corp. (a)	2,058
61	Trustco Bank Corp.	375
22	WSFS Financial Corp.	854

		5,816
	Total Financials	107,021
Health Care — 13.7%
	Biotechnology — 3.9%
50	Affymax, Inc. (a)	1,181
204	Anadys Pharmaceuticals, Inc. (a)	517
222	Ariad Pharmaceuticals, Inc. (a) (c)	754
69	AVI BioPharma, Inc. (a) (c)	83
41	BioCryst Pharmaceuticals, Inc. (a)	266
59	Bionovo, Inc. (a)	25
28	Chelsea Therapeutics International, Inc. (a) (c)	98
162	Cytokinetics, Inc. (a)	518
16	Exelixis, Inc. (a)	98
56	Halozyme Therapeutics, Inc. (a)	445
68	Human Genome Sciences, Inc. (a)	2,038
68	Idenix Pharmaceuticals, Inc. (a)	191
7	Idera Pharmaceuticals, Inc. (a)	45
87	Immunomedics, Inc. (a) (c)	290
96	Incyte Corp., Ltd. (a)	1,337
47	InterMune, Inc. (a)	2,113
68	Isis Pharmaceuticals, Inc. (a)	745
206	MannKind Corp. (a) (c)	1,354
134	Medivation, Inc. (a) (c)	1,405
65	Molecular Insight Pharmaceuticals, Inc. (a) (c)	85
85	Novavax, Inc. (a) (c)	197
14	OSI Pharmaceuticals, Inc. (a)	857
44	Pharmasset, Inc. (a)	1,166
153	Protalix BioTherapeutics, Inc., (Israel) (a) (c)	1,006
61	Regeneron Pharmaceuticals, Inc. (a)	1,603
98	Savient Pharmaceuticals, Inc. (a)	1,413
65	Seattle Genetics, Inc. (a)	776
5	United Therapeutics Corp. (a)	282

		20,888
	Health Care Equipment & Supplies — 2.8%
120	American Medical Systems Holdings, Inc. (a)	2,224
128	Cantel Medical Corp.	2,537
156	Electro-Optical Sciences, Inc. (a) (c)	1,158
65	Insulet Corp. (a)	987
2	Integra LifeSciences Holdings Corp. (a)	79
73	Micrus Endovascular Corp. (a)	1,441
35	Orthofix International N.V., (Netherlands) (a)	1,281
32	Sirona Dental Systems, Inc. (a)	1,228
84	STERIS Corp.	2,834
28	Thoratec Corp. (a)	927

		14,696
	Health Care Providers & Services — 4.7%
99	Allied Healthcare International, Inc. (a)	268
33	CardioNet, Inc. (a)	251
85	Centene Corp. (a)	2,041
170	Continucare Corp. (a)	630
20	Emergency Medical Services Corp., Class A (a)	1,142
44	Genoptix, Inc. (a)	1,558
71	Gentiva Health Services, Inc. (a)	2,011
71	Hanger Orthopedic Group, Inc. (a)	1,292
72	Healthsouth Corp. (a)	1,348
120	Healthspring, Inc. (a)	2,103
16	inVentiv Health, Inc. (a)	353
396	Nighthawk Radiology Holdings, Inc. (a)	1,258
48	Owens & Minor, Inc.	2,241
37	Providence Service Corp. (The) (a)	562
73	PSS World Medical, Inc. (a)	1,721
29	Psychiatric Solutions, Inc. (a)	855
26	RehabCare Group, Inc. (a)	709
172	Sunrise Senior Living, Inc. (a)	880
99	Team Health Holdings, Inc. (a)	1,655
67	Triple-S Management Corp., Class B (a)	1,184
14	US Physical Therapy, Inc. (a)	250
16	WellCare Health Plans, Inc. (a)	468

		24,780
	Health Care Technology — 0.3%
40	Medidata Solutions, Inc. (a)	600
51	Vital Images, Inc. (a)	830

		1,430
	Life Sciences Tools & Services — 0.5%
53	Enzo Biochem, Inc. (a)	320
47	eResearchTechnology, Inc. (a)	328
98	Kendle International, Inc. (a)	1,704

		2,352
	Pharmaceuticals — 1.5%
66	Ardea Biosciences, Inc. (a)	1,207
140	Biodel, Inc. (a) (c)	596
105	Cadence Pharmaceuticals, Inc. (a) (c)	956
27	Cardiome Pharma Corp., (Canada) (a)	176
13	Cumberland Pharmaceuticals, Inc. (a)	134
79	Impax Laboratories, Inc. (a)	1,409
184	Inspire Pharmaceuticals, Inc. (a)	1,150
48	MAP Pharmaceuticals, Inc. (a)	761
12	Optimer Pharmaceuticals, Inc. (a)	148
43	Par Pharmaceutical Cos., Inc. (a)	1,059
37	Sucampo Pharmaceuticals, Inc., Class A (a)	131
4	Vivus, Inc. (a) (c)	34
37	XenoPort, Inc. (a)	346

		8,107
	Total Health Care	72,253
Industrials — 15.6%
	Aerospace & Defense — 1.6%
20	Ceradyne, Inc. (a)	452
11	Curtiss-Wright Corp.	397
119	DynCorp International, Inc., Class A (a)	1,366
50	Esterline Technologies Corp. (a)	2,481
393	GenCorp, Inc. (a)	2,265
26	Global Defense Technology & Systems, Inc. (a)	351
11	HEICO Corp.	588
11	Triumph Group, Inc.	736

		8,636
	Air Freight & Logistics — 0.5%
21	Atlas Air Worldwide Holdings, Inc. (a)	1,109
49	Hub Group, Inc., Class A (a)	1,360

		2,469
	Airlines — 1.1%
14	Alaska Air Group, Inc. (a)	565
445	Hawaiian Holdings, Inc. (a)	3,276
147	Republic Airways Holdings, Inc. (a)	869
78	SkyWest, Inc.	1,118

		5,828
	Building Products — 0.6%
114	Gibraltar Industries, Inc. (a)	1,435
48	Insteel Industries, Inc. (c)	513
5	NCI Building Systems, Inc. (a)	50
50	Quanex Building Products Corp.	834
7	Trex Co., Inc. (a) (c)	147

		2,979
	Commercial Services & Supplies — 2.6%
61	ACCO Brands Corp. (a)	470
55	ATC Technology Corp. (a)	940
261	Cenveo, Inc. (a)	2,257
206	Deluxe Corp.	4,003
27	Ennis, Inc.	446
59	GEO Group, Inc. (The) (a)	1,164
65	Herman Miller, Inc.	1,179
7	HNI Corp.	197
107	Knoll, Inc.	1,207
40	Metalico, Inc. (a) (c)	238
138	Standard Register Co. (The)	736
18	United Stationers, Inc. (a)	1,077
1	Waste Connections, Inc. (a)	27

		13,941
	Construction & Engineering — 1.4%
139	Comfort Systems USA, Inc.	1,740
100	EMCOR Group, Inc. (a)	2,473
69	MasTec, Inc. (a)	873
5	Michael Baker Corp. (a)	162
17	Pike Electric Corp. (a)	162
97	Tutor Perini Corp. (a)	2,114

		7,524
	Electrical Equipment — 2.6%
20	A.O. Smith Corp.	1,030
56	Acuity Brands, Inc.	2,381
12	American Superconductor Corp. (a) (c)	358
15	Energy Conversion Devices, Inc. (a) (c)	116
65	EnerSys (a)	1,610
212	GrafTech International Ltd. (a)	2,897
13	GT Solar International, Inc. (a) (c)	66
20	Polypore International, Inc. (a)	342
80	Regal-Beloit Corp.	4,747

		13,547
	Machinery — 2.6%
53	Barnes Group, Inc.	1,021
14	Chart Industries, Inc. (a)	288
57	CIRCOR International, Inc.	1,896
65	Columbus McKinnon Corp. (a)	1,030
57	Duoyuan Printing, Inc., (China) (a)	617
107	EnPro Industries, Inc. (a) (c)	3,112
159	Force Protection, Inc. (a)	955
8	LB Foster Co., Class A (a)	231
12	Middleby Corp. (a)	714
9	SmartHeat, Inc., (China) (a) (c)	101
89	Wabtec Corp.	3,736
10	Watts Water Technologies, Inc., Class A	307

		14,008
	Marine — 0.2%
240	Horizon Lines, Inc., Class A	1,303

	Professional Services — 0.8%
17	COMSYS IT Partners, Inc. (a)	302
17	GP Strategies Corp. (a)	145
104	Kforce, Inc. (a)	1,588
55	Korn/Ferry International (a)	974
22	SFN Group, Inc. (a)	178
58	TrueBlue, Inc. (a)	896

		4,083
	Road & Rail — 0.5%
52	Arkansas Best Corp.	1,560
67	Avis Budget Group, Inc. (a)	766
13	Dollar Thrifty Automotive Group, Inc. (a)	427
9	Marten Transport Ltd. (a)	168

		2,921
	Trading Companies & Distributors — 1.1%
88	Aircastle Ltd.	829
140	Applied Industrial Technologies, Inc.	3,480
30	Beacon Roofing Supply, Inc. (a)	568
37	Interline Brands, Inc. (a)	700

		5,577
	Total Industrials	82,816
Information Technology — 13.5%
	Communications Equipment — 2.2%
193	Arris Group, Inc. (a)	2,320
37	Aviat Networks, Inc. (a)	243
57	Black Box Corp.	1,756
25	Blue Coat Systems, Inc. (a)	761
6	Calix, Inc. (a) (c)	79
33	Comtech Telecommunications Corp. (a)	1,043
20	InterDigital, Inc. (a)	563
37	Meru Networks, Inc. (a)	706
27	NETGEAR, Inc. (a)	715
3	Oplink Communications, Inc. (a)	50
41	Plantronics, Inc.	1,276
36	Polycom, Inc. (a)	1,098
78	Symmetricom, Inc. (a)	455
42	Tekelec (a)	770

		11,835
	Computers & Peripherals — 0.5%
27	Adaptec, Inc. (a)	90
30	Imation Corp. (a)	331
501	Quantum Corp. (a)	1,319
17	STEC, Inc. (a) (c)	207
28	Synaptics, Inc. (a) (c)	772

		2,719
	Electronic Equipment, Instruments & Components — 1.5%
52	Benchmark Electronics, Inc. (a)	1,070
81	Brightpoint, Inc. (a)	613
23	Checkpoint Systems, Inc. (a)	507
36	Insight Enterprises, Inc. (a)	521
26	Mercury Computer Systems, Inc. (a)	355
11	Multi-Fineline Electronix, Inc. (a)	294
39	Plexus Corp. (a)	1,387
77	RadiSys Corp. (a)	686
14	SMART Modular Technologies WWH, Inc. (a)	110
54	SYNNEX Corp. (a)	1,581
36	Technitrol, Inc.	192
73	TTM Technologies, Inc. (a)	652

		7,968
	Internet Software & Services — 0.6%
22	Ancestry.com, Inc. (a)	365
22	Art Technology Group, Inc. (a)	99
64	EarthLink, Inc.	543
36	Perficient, Inc. (a)	409
10	QuinStreet, Inc. (a)	175
181	United Online, Inc.	1,351
83	Web.com Group, Inc. (a)	450

		3,392
	IT Services — 1.8%
33	CACI International, Inc., Class A (a)	1,607
152	CIBER, Inc. (a)	568
31	CSG Systems International, Inc. (a)	656
28	Cybersource Corp. (a)	487
19	Dynamics Research Corp. (a)	211
33	Gartner, Inc. (a)	727
20	Hackett Group, Inc. (The) (a)	55
13	iGate Corp.	126
52	Lionbridge Technologies, Inc. (a)	190
19	ManTech International Corp., Class A (a)	942
11	NCI, Inc., Class A (a)	327
22	TeleTech Holdings, Inc. (a)	379
32	Unisys Corp. (a)	1,101
47	VeriFone Holdings, Inc. (a)	950
36	Wright Express Corp. (a)	1,090

		9,416
	Semiconductors & Semiconductor Equipment — 3.4%
223	Amkor Technology, Inc. (a) (c)	1,575
19	Applied Micro Circuits Corp. (a)	164
153	Cirrus Logic, Inc. (a)	1,282
5	DSP Group, Inc. (a)	43
13	Entegris, Inc. (a)	66
12	FEI Co. (a)	277
91	Kulicke & Soffa Industries, Inc. (a)	661
26	Lattice Semiconductor Corp. (a)	96
20	MaxLinear, Inc., Class A (a) (c)	355
70	Micrel, Inc.	745
68	MIPS Technologies, Inc. (a)	302
24	MKS Instruments, Inc. (a)	474
43	Photronics, Inc. (a)	220
251	PMC-Sierra, Inc. (a)	2,243
542	RF Micro Devices, Inc. (a)	2,700
17	Sigma Designs, Inc. (a) (c)	199
353	Skyworks Solutions, Inc. (a)	5,504
28	Tessera Technologies, Inc. (a)	562
56	TriQuint Semiconductor, Inc. (a)	391

		17,859
	Software — 3.5%
29	Actuate Corp. (a)	161
20	Ariba, Inc. (a)	251
227	Aspen Technology, Inc. (a)	2,323
28	Epicor Software Corp. (a)	265
17	Fortinet, Inc. (a) (c)	306
167	JDA Software Group, Inc. (a)	4,640
8	Net 1 UEPS Technologies, Inc., (South Africa) (a)	138
31	Netscout Systems, Inc. (a)	454
92	Parametric Technology Corp. (a)	1,663
34	Progress Software Corp. (a)	1,056
47	Quest Software, Inc. (a)	841
14	Rovi Corp. (a)	523
38	Smith Micro Software, Inc. (a)	335
10	SS&C Technologies Holdings, Inc. (a)	144
84	Sybase, Inc. (a)	3,935
180	THQ, Inc. (a)	1,264

		18,299
	Total Information Technology	71,488
Materials — 4.5%
	Chemicals — 2.2%
49	H.B. Fuller Co.	1,144
53	Innophos Holdings, Inc.	1,484
59	Koppers Holdings, Inc.	1,682
247	Omnova Solutions, Inc. (a)	1,938
155	PolyOne Corp. (a)	1,584
27	Solutia, Inc. (a)	435
140	Spartech Corp. (a)	1,637
58	STR Holdings, Inc. (a)	1,359
22	W.R. Grace & Co. (a)	608

		11,871
	Construction Materials — 0.0% (g)
23	Headwaters, Inc. (a)	106

	Containers & Packaging — 1.5%
41	Boise, Inc. (a)	249
71	Graham Packaging Co., Inc. (a)	889
68	Myers Industries, Inc.	712
93	Rock-Tenn Co., Class A	4,233
28	Silgan Holdings, Inc.	1,668

		7,751
	Metals & Mining — 0.1%
2	Compass Minerals International, Inc.	193
58	Hecla Mining Co. (a) (c)	319

		512
	Paper & Forest Products — 0.7%
125	Buckeye Technologies, Inc. (a)	1,629
2	Clearwater Paper Corp. (a)	118
43	Schweitzer-Mauduit International, Inc.	2,026

		3,773
	Total Materials	24,013
Telecommunication Services — 1.4%
	Diversified Telecommunication Services — 1.1%
13	Atlantic Tele-Network, Inc.	566
451	Cincinnati Bell, Inc. (a)	1,536
102	Consolidated Communications Holdings, Inc.	1,940
219	Premiere Global Services, Inc. (a)	1,805

		5,847
	Wireless Telecommunication Services — 0.3%
86	Syniverse Holdings, Inc. (a)	1,668

	Total Telecommunication Services	7,515
Utilities — 2.6%
	Electric Utilities — 1.7%
16	Central Vermont Public Service Corp.	329
102	El Paso Electric Co. (a)	2,109
29	IDACORP, Inc.	990
15	MGE Energy, Inc.	545
82	Portland General Electric Co.	1,587
25	UniSource Energy Corp.	789
122	Westar Energy, Inc.	2,721

		9,070
	Gas Utilities — 0.8%
9	Chesapeake Utilities Corp.	256
50	New Jersey Resources Corp.	1,891
16	Northwest Natural Gas Co.	732
8	Southwest Gas Corp.	224
25	WGL Holdings, Inc.	849

		3,952
	Multi-Utilities — 0.1%
22	Avista Corp.	452

	Water Utilities — 0.0% (g)
16	Consolidated Water Co., Ltd., (Cayman Islands) (c)	213

	Total Utilities	13,687
	Total Common Stocks (Cost $438,120)	495,459
PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 0.3%
1,525	U.S. Treasury Notes, 1.250%, 11/30/10 (k) (Cost $1,535)	1,534
SHARES
Short-Term Investment — 4.2%
	Investment Company — 4.2%
22,296	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m) (Cost $22,296)	22,296

Investments of Cash Collateral for Securities on Loan — 4.4%
	Investment Company — 4.4%
23,167	JPMorgan Prime Money Market Fund, Capital Shares, 0.100% (b) (l) (Cost $23,167)	23,167

	Total Investments — 102.4% (Cost $485,118)	542,456
	Liabilities in Excess of Other Assets — (2.4)%	(12,542)
	NET ASSETS — 100.0%	$529,914

Percentages indicated are based on net assets.
Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 03/31/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
220	E-mini Russell 2000	06/18/10	$14,896	$108

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$105,209
Aggregate gross unrealized depreciation	(47,871)
Net unrealized appreciation/depreciation	$57,338
Federal income tax cost of investments	$485,118

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities#	$540,922	$1,534	$–	$542,456
Appreciation in Other Financial Instruments
Futures Contracts	$108	$–	$–	$108
# All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.
JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2010 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 96.5%
Consumer Discretionary — 16.1%
	Hotels, Restaurants & Leisure — 6.2%
79	Chipotle Mexican Grill, Inc. (a)	8,890
811	Life Time Fitness, Inc. (a) (c)	22,792
731	Monarch Casino & Resort, Inc. (a)	6,245
943	Orient-Express Hotels Ltd., (Bermuda), Class A (a)	13,370
1,302	Papa John's International, Inc. (a)	33,480
799	Penn National Gaming, Inc. (a)	22,200
1,696	Shuffle Master, Inc. (a)	13,886

		120,863
	Household Durables — 2.6%
1,489	Jarden Corp.	49,564

	Internet & Catalog Retail — 1.3%
803	NutriSystem, Inc. (c)	14,294
518	PetMed Express, Inc. (c)	11,490

		25,784
	Leisure Equipment & Products — 1.0%
900	Pool Corp.	20,371

	Media — 2.3%
958	Cinemark Holdings, Inc.	17,577
287	Interactive Data Corp.	9,199
367	Morningstar, Inc. (a)	17,656

		44,432
	Specialty Retail — 1.5%
576	Dick's Sporting Goods, Inc. (a)	15,029
515	Williams-Sonoma, Inc.	13,526

		28,555
	Textiles, Apparel & Luxury Goods — 1.2%
225	Columbia Sportswear Co.	11,840
706	Iconix Brand Group, Inc. (a)	10,840

		22,680
	Total Consumer Discretionary	312,249
Consumer Staples — 5.2%
	Beverages — 1.3%
601	Hansen Natural Corp. (a)	26,077

	Food & Staples Retailing — 1.1%
1,642	Winn-Dixie Stores, Inc. (a)	20,504

	Food Products — 2.8%
1,373	B&G Foods, Inc., Class A	14,393
1,424	Dole Food Co., Inc. (a) (c)	16,871
373	J & J Snack Foods Corp.	16,222
1,389	Reddy Ice Holdings, Inc. (a)	6,418

		53,904
	Total Consumer Staples	100,485
Energy — 4.9%
	Energy Equipment & Services — 3.0%
1,092	Exterran Holdings, Inc. (a)	26,396
1,195	Patterson-UTI Energy, Inc.	16,697
310	Tidewater, Inc.	14,658

		57,751
	Oil, Gas & Consumable Fuels — 1.9%
890	Approach Resources, Inc. (a)	8,083
326	Concho Resources, Inc. (a)	16,418
1,056	Resolute Energy Corp. (a) (c)	12,790

		37,291
	Total Energy	95,042
Financials — 19.3%
	Capital Markets — 4.5%
967	Calamos Asset Management, Inc., Class A	13,869
3,826	GLG Partners, Inc. (a) (c)	11,746
1,642	HFF, Inc., Class A (a)	12,198
404	JMP Group, Inc.	3,437
656	KBW, Inc. (a)	17,649
1,722	optionsXpress Holdings, Inc. (a)	28,055

		86,954
	Commercial Banks — 4.3%
832	Associated Banc-Corp.	11,486
1,111	First Financial Bancorp	19,764
460	Iberiabank Corp.	27,597
900	Umpqua Holdings Corp.	11,931
2,158	Western Alliance Bancorp (a)	12,280

		83,058
	Insurance — 5.1%
435	American Physicians Capital, Inc.	13,904
983	eHealth, Inc. (a)	15,489
102	Primerica, Inc. (a)	1,527
874	ProAssurance Corp. (a)	51,193
294	RLI Corp.	16,738

		98,851
	Real Estate Investment Trusts (REITs) — 3.9%
412	EastGroup Properties, Inc.	15,533
715	Franklin Street Properties Corp.	10,324
488	Mid-America Apartment Communities, Inc.	25,293
1,044	National Retail Properties, Inc.	23,845

		74,995
	Thrifts & Mortgage Finance — 1.5%
1,425	First Niagara Financial Group, Inc.	20,258
951	Westfield Financial, Inc.	8,737

		28,995
	Total Financials	372,853
Health Care — 11.0%
	Biotechnology — 1.2%
978	Myriad Genetics, Inc. (a)	23,517

	Health Care Equipment & Supplies — 1.7%
419	IDEXX Laboratories, Inc. (a) (c)	24,124
540	Natus Medical, Inc. (a)	8,599

		32,723
	Health Care Providers & Services — 6.7%
238	Catalyst Health Solutions, Inc. (a)	9,860
1,079	Coventry Health Care, Inc. (a)	26,684
544	MWI Veterinary Supply, Inc. (a)	21,969
1,227	PharMerica Corp. (a)	22,358
1,529	PSS World Medical, Inc. (a)	35,937
390	Psychiatric Solutions, Inc. (a)	11,622

		128,430
	Health Care Technology — 0.9%
1,248	Omnicell, Inc. (a)	17,513

	Pharmaceuticals — 0.5%
932	Cumberland Pharmaceuticals, Inc. (a)	9,810

	Total Health Care	211,993
Industrials — 14.3%
	Aerospace & Defense — 2.2%
121	Alliant Techsystems, Inc. (a)	9,860
624	TransDigm Group, Inc.	33,093

		42,953
	Air Freight & Logistics — 0.8%
561	Forward Air Corp.	14,763

	Building Products — 0.3%
444	NCI Building Systems, Inc. (a)	4,902

	Commercial Services & Supplies — 5.0%
1,748	ACCO Brands Corp. (a)	13,387
1,734	Herman Miller, Inc.	31,316
1,134	KAR Auction Services, Inc. (a)	17,079
1,026	Waste Connections, Inc. (a)	34,840

		96,622
	Construction & Engineering — 0.9%
1,446	Comfort Systems USA, Inc.	18,061

	Machinery — 3.0%
570	Kaydon Corp.	21,449
737	RBC Bearings, Inc. (a)	23,484
578	Terex Corp. (a)	13,136

		58,069
	Professional Services — 0.9%
422	CoStar Group, Inc. (a)	17,523

	Road & Rail — 1.2%
281	Landstar System, Inc.	11,776
342	Old Dominion Freight Line, Inc. (a)	11,423

		23,199
	Total Industrials	276,092
Information Technology — 13.2%
	Electronic Equipment, Instruments & Components — 1.1%
445	Anixter International, Inc. (a)	20,848

	Internet Software & Services — 3.3%
261	Archipelago Learning, Inc. (a)	3,798
2,855	Dice Holdings, Inc. (a)	21,697
1,313	Liquidity Services, Inc. (a)	15,151
1,302	Travelzoo, Inc. (a) (c)	19,540
273	Vocus, Inc. (a)	4,646

		64,832
	Semiconductors & Semiconductor Equipment — 0.5%
419	Standard Microsystems Corp. (a)	9,751

	Software — 8.3%
1,668	Aspen Technology, Inc. (a)	17,102
500	Blackboard, Inc. (a)	20,833
1,873	Deltek, Inc. (a)	14,311
685	DemandTec, Inc. (a)	4,764
656	MICROS Systems, Inc. (a)	21,559
1,154	Monotype Imaging Holdings, Inc. (a)	11,224
1,151	NetSuite, Inc. (a) (c)	16,729
512	Nuance Communications, Inc. (a)	8,514
233	SolarWinds, Inc. (a)	5,038
693	Solera Holdings, Inc.	26,776
707	SuccessFactors, Inc. (a)	13,464

		160,314
	Total Information Technology	255,745
Materials — 7.4%
	Chemicals — 1.1%
448	Scotts Miracle-Gro Co. (The), Class A	20,745

	Containers & Packaging — 5.0%
746	Aptargroup, Inc.	29,359
876	Crown Holdings, Inc. (a)	23,617
737	Silgan Holdings, Inc.	44,391

		97,367
	Metals & Mining — 1.3%
534	Commercial Metals Co.	8,047
202	Compass Minerals International, Inc.	16,214

		24,261
	Total Materials	142,373
Telecommunication Services — 2.7%
	Diversified Telecommunication Services — 1.2%
1,274	Cbeyond, Inc. (a)	17,429
383	Neutral Tandem, Inc. (a)	6,126

		23,555
	Wireless Telecommunication Services — 1.5%
1,608	NTELOS Holdings Corp.	28,611

	Total Telecommunication Services	52,166
Utilities — 2.4%
	Gas Utilities — 1.2%
493	Northwest Natural Gas Co.	22,984

	Multi-Utilities — 1.2%
916	NorthWestern Corp.	24,546

	Total Utilities	47,530
	Total Common Stocks (Cost $1,621,729)	1,866,528
Short-Term Investment — 3.7%
	Investment Company — 3.7%
71,638	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (Cost $71,638)	71,638
Investment of Cash Collateral for Securities on Loan — 4.6%
	Investment Company — 4.6%
89,098	JPMorgan Prime Money Market Fund, Capital Shares, 0.100% (b) (l) (Cost $89,098)	89,098

	Total Investments — 104.8% (Cost $1,782,465)	2,027,264
	Liabilities in Excess of Other Assets — (4.8)%	(93,652)
	NET ASSETS — 100.0%	$1,933,612

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	The rate shown is the current yield as of March 31, 2010.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$339,906
Aggregate gross unrealized depreciation	(95,107)
Net unrealized appreciation/depreciation	$244,799
Federal income tax cost of investments	$1,782,465

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$2,027,264	$–	$–	$2,027,264

# All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan SmartRetirement 2010 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2010 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Investment Companies – 97.8% (b)
	Alternative Assets – 4.5%
157,220	JPMorgan International Realty Fund, Class R5 Shares	1,444,852
570,704	JPMorgan Realty Income Fund, Class R5 Shares	4,693,867
	Total Alternative Assets	6,138,719
	Fixed Income – 54.7%
4,177,134	JPMorgan Core Bond Fund, Class R5 Shares	46,842,379
750,840	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	5,862,560
1,460,991	JPMorgan High Yield Fund, Class R5 Shares	11,679,158
1,114,616	JPMorgan Real Return Fund, Institutional Class Shares	10,419,432
	Total Fixed Income	74,803,529
	International Equity – 11.7%
190,512	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (m)	4,158,876
387,210	JPMorgan International Equity Fund, Class R5 Shares	5,127,435
391,232	JPMorgan International Opportunities Fund, Institutional Class Shares (m)	5,035,150
104,237	JPMorgan Intrepid International Fund, Institutional Class Shares (m)	1,657,363
	Total International Equity	15,978,824
	Money Market – 6.9%
9,455,133	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m)	9,455,739
	Total Money Market	9,455,739
	U.S. Equity – 20.0%
748,293	JPMorgan Disciplined Equity Fund, Institutional Class Shares (m)	11,143,147
248,429	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	1,900,479
119,370	JPMorgan Intrepid America Fund, Class R5 Shares	2,554,518
118,808	JPMorgan Intrepid Plus Fund, Select Class Shares (m)	1,620,542
48,126	JPMorgan Small Cap Equity Fund, Class R5 Shares	1,565,069
45,398	JPMorgan Small Cap Growth Fund, Institutional Class Shares (a)	434,910
25,856	JPMorgan Small Cap Value Fund, Class R5 Shares	433,393
295,523	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares	5,679,956
117,275	JPMorgan Value Advantage Fund, Institutional Class Shares	1,937,384
	Total U.S. Equity	27,269,398
	Total Investment Companies (Cost $119,438,451)	133,646,209

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation – 0.8%
1,150,000	U.S. Treasury Note, 0.875%, 01/31/11 (k) (Cost $1,155,020)	1,154,671
	Total Investments — 98.6% (Cost $120,593,471)	134,800,880
	Other Assets in Excess of Liabilities — 1.4%	1,846,174
	NET ASSETS — 100.0%	$136,647,054

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 03/31/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
91	OMX Stockholm 30 Index	04/16/10	$1,282,338	$18,902
14	Amsterdam Index	04/16/10	1,295,273	36,697
2	Euro Bund	06/08/10	333,205	1,535
44	E-mini Russell 2000	06/10/10	2,979,240	19,332
19	TOPIX Index	06/10/10	1,986,576	130,251
3	DAX	06/18/10	622,126	14,200
8	FTSE 100 Index	06/18/10	681,115	4,518
4	Long Gilt	06/28/10	696,533	10,487
67	5 Year U.S. Treasury Note	06/30/10	7,694,531	(41,321)
	Short Futures Outstanding
(1)	10 Year Japanese Government Bond	06/10/10	(1,478,447)	11,443
(12)	SFE SPI 200 Index	06/17/10	(1,343,164)	(14,044)
(38)	Dow Jones Euro STOXX 50 Index	06/18/10	(1,463,267)	(16,594)
(35)	E-mini S&P 500	06/18/10	(2,039,100)	(24,076)
(9)	FTSE MIB Index	06/18/10	(1,360,847)	(24,779)
(76)	2 Year U.S. Treasury Note	06/30/10	(16,488,438)	2,819
(22)	5 Year U.S. Treasury Note	06/30/10	(2,526,563)	19,985
				$149,355

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$14,616,061
Aggregate gross unrealized depreciation	(408,652)
Net unrealized appreciation/depreciation	$14,207,409
Federal income tax cost of investments	$120,593,471

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities#	$133,646,209	$1,154,671	$–	$134,800,880
Appreciation in Other Financial Instruments
Futures Contracts	$270,169	$–	$–	$270,169

Depreciation in Other Financial Instruments
Futures Contracts	$(120,814)	$–	$–	$(120,814)

# Portfolio holdings designated as level 1 and level 2 are disclosed individually in the Schedules of Portfolio Investments (“SOI”). Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan SmartRetirement 2015 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2010 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies – 98.0% (b)
	Alternative Assets – 6.0%
422,049	JPMorgan International Realty Fund, Class R5 Shares	3,878,626
1,491,736	JPMorgan Realty Income Fund, Class R5 Shares	12,172,565
	Total Alternative Assets	16,051,191
	Fixed Income – 45.8%
7,730,788	JPMorgan Core Bond Fund, Class R5 Shares	86,430,212
1,302,970	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	10,137,105
2,425,628	JPMorgan High Yield Fund, Class R5 Shares	19,259,485
694,121	JPMorgan Real Return Fund, Institutional Class Shares (m)	6,462,267
	Total Fixed Income	122,289,069
	International Equity – 16.2%
474,914	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (m)	10,367,364
1,062,486	JPMorgan International Equity Fund, Class R5 Shares	14,046,062
1,136,386	JPMorgan International Opportunities Fund, Institutional Class Shares (m)	14,625,292
266,240	JPMorgan Intrepid International Fund, Institutional Class Shares (m)	4,233,219
	Total International Equity	43,271,937
	Money Market – 1.7%
4,689,302	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (l) (m)	4,689,302
	Total Money Market	4,689,302
	U.S. Equity – 28.3%
1,497,870	JPMorgan Disciplined Equity Fund, Institutional Class Shares (m)	22,228,396
945,952	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	7,236,532
518,207	JPMorgan Intrepid America Fund, Class R5 Shares	11,089,628
313,571	JPMorgan Intrepid Plus Fund, Select Class Shares (m)	4,277,105
121,066	JPMorgan Small Cap Equity Fund, Class R5 Shares	3,937,080
238,254	JPMorgan Small Cap Growth Fund, Institutional Class Shares (a)	2,282,470
135,036	JPMorgan Small Cap Value Fund, Class R5 Shares	2,257,795
157	JPMorgan U.S. Equity Fund, Class R5 Shares	1,490
794,605	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares	15,272,307
426,617	JPMorgan Value Advantage Fund, Institutional Class Shares (m)	7,047,720
	Total U.S. Equity	75,630,523
	Total Investment Companies (Cost $239,842,390)	261,932,022

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligations – 0.9%
2,335,000	U.S. Treasury Notes, 0.875%, 01/31/11 (k) (Cost $2,345,172)	2,344,485
	Total Investments — 98.9% (Cost $242,187,562)	264,276,507
	Other Assets in Excess of Liabilities — 1.1%	2,819,673
	NET ASSETS — 100.0%	$267,096,180

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 03/31/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
178	OMX Stockholm 30 Index	04/16/10	$2,508,310	$36,973
28	Amsterdam Index	04/16/10	2,590,547	73,393
4	Euro Bund	06/08/10	666,411	3,084
87	E-mini Russell 2000	06/18/10	5,890,770	38,172
38	TOPIX Index	06/10/10	3,973,152	260,557
6	DAX	06/18/10	1,244,252	28,401
16	FTSE 100 Index	06/18/10	1,362,229	9,036
9	Long Gilt	06/28/10	1,567,198	23,595
129	5 Year U.S. Treasury Note	06/30/10	14,814,844	(69,533)
	Short Futures Outstanding
(2)	10 Year Japanese Government Bond	06/10/10	(2,956,894)	22,886
(24)	SFE SPI 200 Index	06/17/10	(2,686,328)	(28,089)
(83)	Dow Jones Euro STOXX 50 Index	06/18/10	(3,196,084)	(36,678)
(17)	E-mini S&P 500	06/18/10	(990,420)	(124)
(17)	FTSE MIB Index	06/18/10	(2,570,489)	(46,794)
(149)	2 Year U.S. Treasury Note	06/30/10	(32,326,016)	5,005
(9)	5 Year U.S. Treasury Note	06/30/10	(1,033,594)	9,678
				$329,562

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,714,949
Aggregate gross unrealized depreciation	(6,626,004)
Net unrealized appreciation/depreciation	$22,088,945
Federal income tax cost of investments	$242,187,562

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$261,932,022	$2,344,485	$–	$264,276,507
Appreciation in Other Financial Instruments
Futures Contracts	$510,780	$–	$–	$510,780

Depreciation in Other Financial Instruments
Futures Contracts	$(181,218)	$–	$–	$(181,218)

JPMorgan SmartRetirement 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2010 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies – 98.1% ( b)
	Alternative Assets – 6.6%
676,587	JPMorgan International Realty Fund, Class R5 Shares (m)	6,217,830
2,545,128	JPMorgan Realty Income Fund, Class R5 Shares	20,768,245
	Total Alternative Assets	26,986,075
	Fixed Income – 36.1%
9,283,280	JPMorgan Core Bond Fund, Class R5 Shares	103,787,068
1,720,674	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	13,386,844
3,899,724	JPMorgan High Yield Fund, Class R5 Shares	30,963,810
	Total Fixed Income	148,137,722
	International Equity – 19.7%
900,022	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (m)	19,647,491
2,006,495	JPMorgan International Equity Fund, Class R5 Shares (m)	26,525,866
2,035,293	JPMorgan International Opportunities Fund, Institutional Class Shares (m)	26,194,216
519,410	JPMorgan Intrepid International Fund, Institutional Class Shares (m)	8,258,616
	Total International Equity	80,626,189
	Money Market – 2.1%
8,670,658	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (l) (m)	8,670,658
	Total Money Market	8,670,658
	U.S. Equity – 33.6%
2,334,182	JPMorgan Disciplined Equity Fund, Institutional Class Shares (m)	34,639,263
2,093,086	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	16,012,105
924,953	JPMorgan Intrepid America Fund, Class R5 Shares	19,793,994
629,903	JPMorgan Intrepid Plus Fund, Select Class Shares (m)	8,591,878
183,565	JPMorgan Small Cap Equity Fund, Class R5 Shares	5,969,527
453,679	JPMorgan Small Cap Growth Fund, Institutional Class Shares (a)	4,346,244
276,888	JPMorgan Small Cap Value Fund, Class R5 Shares	4,629,572
241	JPMorgan U.S. Equity Fund, Class R5 Shares	2,286
1,487,737	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares (m)	28,594,303
931,966	JPMorgan Value Advantage Fund, Institutional Class Shares (m)	15,396,083
	Total U.S. Equity	137,975,255
	Total Investment Companies (Cost $353,410,062)	402,395,899

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation – 1.3%
5,125,000	U.S. Treasury Note, 0.875%, 01/31/11 (k) (Cost $5,147,282)	5,145,818
	Total Investments — 99.4% (Cost $358,557,344)	407,541,717
	Other Assets in Excess of Liabilities — 0.6%	2,624,658
	NET ASSETS — 100.0%	$410,166,375

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 03/31/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
418	OMX Stockholm 30 Index	04/16/10	$5,890,300	$86,824
65	Amsterdam Index	04/16/10	6,013,769	170,322
9	Euro Bund	06/08/10	1,499,424	6,922
88	TOPIX Index	06/10/10	9,200,984	603,385
16	DAX	06/18/10	3,318,007	75,758
194	E-mini Russell 2000	06/18/10	13,135,740	85,115
38	FTSE 100 Index	06/18/10	3,235,295	21,462
18	Long Gilt	06/28/10	3,134,396	47,190
308	5 Year U.S. Treasury Note	06/30/10	35,371,875	(171,160)
	Short Futures Outstanding
(5)	10 Year Japanese Government Bond	06/10/10	(7,392,234)	57,214
(55)	SFE SPI 200 Index	06/17/10	(6,156,170)	(64,370)
(223)	Dow Jones Euro STOXX 50 Index	06/18/10	(8,587,068)	(99,202)
(16)	E-mini S&P 500	06/18/10	(932,160)	(199)
(40)	FTSE MIB Index	06/18/10	(6,048,211)	(110,175)
(350)	2 Year U.S. Treasury Note	06/30/10	(75,933,594)	9,020
(40)	5 Year U.S. Treasury Note	06/30/10	(4,593,750)	43,794
				$761,900

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(l)	The rate shown is the current yield as of March 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$53,255,431
Aggregate gross unrealized depreciation	(4,271,058)
Net unrealized appreciation/depreciation	$48,984,373
Federal income tax cost of investments	$358,557,344

SmartRetirement 2020 Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$402,395,899	$5,145,818	$–	$407,541,717
Appreciation in Other Financial Instruments
Futures Contracts	$1,207,006	$–	$–	$1,207,006

Depreciation in Other Financial Instruments
Futures Contracts	$(445,106)	$–	$–	$(445,106)

# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan SmartRetirement 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2010 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies – 96.7% (b)
	Alternative Assets – 6.8%
254,080	JPMorgan International Realty Fund, Class R5 Shares (m)	2,334,998
853,828	JPMorgan Realty Income Fund, Class R5 Shares	6,967,237
	Total Alternative Assets	9,302,235
	Fixed Income – 26.5%
1,936,135	JPMorgan Core Bond Fund, Class R5 Shares	21,645,991
510,182	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	3,969,216
1,348,589	JPMorgan High Yield Fund, Class R5 Shares	10,707,796
	Total Fixed Income	36,323,003
	International Equity – 22.7%
345,123	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (m)	7,534,046
766,876	JPMorgan International Equity Fund, Class R5 Shares (m)	10,138,106
794,863	JPMorgan International Opportunities Fund, Institutional Class Shares (m)	10,229,889
199,854	JPMorgan Intrepid International Fund, Institutional Class Shares (m)	3,177,678
	Total International Equity	31,079,719
	Money Market – 1.9%
2,660,032	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (l) (m)	2,660,032
	Total Money Market	2,660,032
	U.S. Equity – 38.8%
828,636	JPMorgan Disciplined Equity Fund, Institutional Class Shares (m)	12,296,959
786,281	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	6,015,046
349,223	JPMorgan Intrepid America Fund, Class R5 Shares	7,473,381
258,485	JPMorgan Intrepid Plus Fund, Select Class Shares (m)	3,525,737
72,998	JPMorgan Small Cap Equity Fund, Class R5 Shares	2,373,894
186,002	JPMorgan Small Cap Growth Fund, Institutional Class Shares (a)	1,781,901
104,628	JPMorgan Small Cap Value Fund, Class R5 Shares	1,749,383
260	JPMorgan U.S. Equity Fund, Class R5 Shares	2,460
601,907	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares (m)	11,568,662
370,117	JPMorgan Value Advantage Fund, Institutional Class Shares (m)	6,114,327
	Total U.S. Equity	52,901,750
	Total Investment Companies (Cost $114,090,485)	132,266,739
PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation – 1.7%
2,315,000	U.S. Treasury Note, 0.875%, 01/31/11 (k) (Cost $2,324,704)	2,324,404
	Total Investments — 98.4% (Cost $116,415,189)	134,591,143
	Other Assets in Excess of Liabilities — 1.6%	2,240,116
	NET ASSETS — 100.0%	$136,831,259

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 03/31/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
193	OMX Stockholm 30 Index	04/16/10	$2,719,684	$40,089
29	Amsterdam Index	04/16/10	2,683,066	76,014
4	Euro Bund	06/08/10	666,411	3,084
38	TOPIX Index	06/10/10	3,973,152	260,557
85	E-mini Russell 2000	06/18/10	5,755,350	37,027
7	DAX	06/18/10	1,451,628	33,057
15	FTSE 100 Index	06/18/10	1,277,090	8,471
8	Long Gilt	06/28/10	1,393,065	20,973
131	5 Year U.S. Treasury Note	06/30/10	15,044,531	(73,750)
	Short Futures Outstanding
(2)	10 Year Japanese Government Bond	06/10/10	(2,956,894)	22,886
(24)	SFE SPI 200 Index	06/17/10	(2,686,329)	(28,089)
(106)	Dow Jones Euro STOXX 50 Index	06/18/10	(4,081,745)	(47,373)
(3)	E-mini S&P 500	06/18/10	(174,780)	(37)
(17)	FTSE MIB Index	06/18/10	(2,570,490)	(46,759)
(148)	2 Year U.S. Treasury Note	06/30/10	(32,109,063)	3,273
(30)	5 Year U.S. Treasury Note	06/30/10	(3,445,312)	25,198
				$334,621

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(l)	The rate shown is the current yield as of March 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,176,255
Aggregate gross unrealized depreciation	(301)
Net unrealized appreciation/depreciation	$18,175,954
Federal income tax cost of investments	$116,415,189

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$132,266,739	$2,324,404	$–	$134,591,143
Appreciation in Other Financial Instruments
Futures Contracts	$530,629	$–	$–	$530,629
Depreciation in Other Financial Instruments
Futures Contracts	$(196,008)	$–	$–	$(196,008)

# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan SmartRetirement 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2010 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies – 97.9% (b)
	Alternative Assets – 7.5%
709,381	JPMorgan International Realty Fund, Class R5 Shares (m)	6,519,216
2,539,674	JPMorgan Realty Income Fund, Class R5 Shares	20,723,742
	Total Alternative Assets	27,242,958
	Fixed Income – 19.1%
3,075,635	JPMorgan Core Bond Fund, Class R5 Shares	34,385,605
1,091,409	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	8,491,163
3,357,842	JPMorgan High Yield Fund, Class R5 Shares	26,661,266
	Total Fixed Income	69,538,034
	International Equity – 25.4%
1,009,001	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (m)	22,026,499
2,303,055	JPMorgan International Equity Fund, Class R5 Shares (m)	30,446,382
2,358,837	JPMorgan International Opportunities Fund, Institutional Class Shares (m)	30,358,236
600,291	JPMorgan Intrepid International Fund, Institutional Class Shares (m)	9,544,629
	Total International Equity	92,375,746
	Money Market – 2.6%
9,573,460	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (l) (m)	9,573,460
	U.S. Equity – 43.3%
2,437,632	JPMorgan Disciplined Equity Fund, Institutional Class Shares (m)	36,174,461
2,360,407	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	18,057,112
1,045,255	JPMorgan Intrepid America Fund, Class R5 Shares	22,368,465
802,903	JPMorgan Intrepid Plus Fund, Select Class Shares (m)	10,951,602
221,552	JPMorgan Small Cap Equity Fund, Class R5 Shares	7,204,870
573,468	JPMorgan Small Cap Growth Fund, Institutional Class Shares (a)	5,493,820
324,282	JPMorgan Small Cap Value Fund, Class R5 Shares	5,421,997
599	JPMorgan U.S. Equity Fund, Class R5 Shares	5,682
1,741,873	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares (m)	33,478,791
1,108,681	JPMorgan Value Advantage Fund, Institutional Class Shares (m)	18,315,418
	Total U.S. Equity	157,472,218
	Total Investment Companies (Cost $313,159,607)	356,202,416

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation – 1.6%
5,880,000	U.S. Treasury Note, 0.875%, 01/31/11 (k) (m) (Cost $5,905,594)	5,903,885
	Total Investments — 99.5% (Cost $319,065,201)	362,106,301
	Other Assets in Excess of Liabilities — 0.5%	1,728,440
	NET ASSETS — 100.0%	$363,834,741

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 03/31/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
499	OMX Stockholm 30 Index	04/16/10	$7,031,722	$103,649
77	Amsterdam Index	04/16/10	7,124,003	201,790
10	Euro Bund	06/08/10	1,666,027	7,704
103	TOPIX Index	06/10/10	10,769,334	706,175
42	FTSE 100 Index	06/18/10	3,575,852	23,720
228	E-mini Russell 2000	06/18/10	15,437,880	100,061
1	E-mini S&P 500	06/18/10	58,260	533
18	DAX	06/18/10	3,732,758	85,236
20	Long Gilt	06/28/10	3,482,663	52,433
350	5 Year U.S. Treasury Note	06/30/10	40,195,313	(197,770)
	Short Futures Outstanding
(5)	10 Year Japanese Government Bond	06/10/10	(7,392,234)	57,214
(64)	SFE SPI 200 Index	06/17/10	(7,163,543)	(74,903)
(273)	Dow Jones Euro STOXX 50 Index	06/18/10	(10,512,420)	(122,457)
(47)	FTSE MIB Index	06/18/10	(7,106,648)	(129,528)
(405)	2 Year U.S. Treasury Note	06/30/10	(87,866,016)	9,601
(68)	5 Year U.S. Treasury Note	06/30/10	(7,809,375)	67,169
				$890,627

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(l)	The rate shown is the current yield as of March 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$52,539,575
Aggregate gross unrealized depreciation	(9,498,475)
Net unrealized appreciation/depreciation	$43,041,100
Federal income tax cost of investments	$319,065,201

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$356,202,416	$5,903,885	$–	$362,106,301
Appreciation in Other Financial Instruments
Futures Contracts	$1,415,285	$–	$–	$1,415,285

Depreciation in Other Financial Instruments
Futures Contracts	$(524,658)	$–	$–	$(524,658)

# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan SmartRetirement 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2010 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)

Investment Companies – 96.7% (b)
	Alternative Assets – 7.7%
186,378	JPMorgan International Realty Fund, Class R5 Shares (m)	1,712,815
653,627	JPMorgan Realty Income Fund, Class R5 Shares	5,333,598
	Total Alternative Assets	7,046,413

	Fixed Income – 13.3%
356,810	JPMorgan Core Bond Fund, Class R5 Shares	3,989,140
239,484	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	1,863,183
793,318	JPMorgan High Yield Fund, Class R5 Shares	6,298,944
	Total Fixed Income	12,151,267

	International Equity – 27.3%
270,795	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (m)	5,911,451
622,897	JPMorgan International Equity Fund, Class R5 Shares	8,234,693
628,327	JPMorgan International Opportunities Fund, Institutional Class Shares (m)	8,086,573
164,603	JPMorgan Intrepid International Fund, Institutional Class Shares (m)	2,617,188
	Total International Equity	24,849,905

	Money Market – 1.7%
1,603,795	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (l) (m)	1,603,795

	U.S. Equity – 46.7%
632,594	JPMorgan Disciplined Equity Fund, Institutional Class Shares (m)	9,387,702
645,550	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	4,938,461
295,164	JPMorgan Intrepid America Fund, Class R5 Shares	6,316,505
217,918	JPMorgan Intrepid Plus Fund, Select Class Shares (m)	2,972,404
60,953	JPMorgan Small Cap Equity Fund, Class R5 Shares	1,982,205
159,717	JPMorgan Small Cap Growth Fund, Institutional Class Shares (a)	1,530,089
90,305	JPMorgan Small Cap Value Fund, Class R5 Shares	1,509,896
96	JPMorgan U.S. Equity Fund, Class R5 Shares	906
468,718	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares (m)	9,008,769
296,667	JPMorgan Value Advantage Fund, Institutional Class Shares (m)	4,900,931
	Total U.S. Equity	42,547,868

	Total Investment Companies (Cost $73,914,771)	88,199,248

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligation – 1.8%
1,625,000	U.S. Treasury Note, 0.875%, 01/31/11 (k) (Cost $1,632,066)	1,631,601
	Total Investments — 98.5% (Cost $75,546,837)	89,830,849
	Other Assets in Excess of Liabilities — 1.5%	1,326,682
	NET ASSETS — 100.0%	$91,157,531

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 03/31/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
128	OMX Stockholm 30 Index	04/16/10	$1,832,924	$26,587
20	Amsterdam Index	04/16/10	1,872,956	52,424
3	Euro Bund	06/08/10	504,108	2,303
25	TOPIX Index	06/10/10	2,697,284	172,126
58	E-mini Russell 2000	06/18/10	3,927,180	23,003
5	DAX	06/18/10	1,036,077	23,679
10	FTSE 100 Index	06/18/10	855,811	5,648
5	Long Gilt	06/28/10	884,134	13,108
86	5 Year U.S. Treasury Note	06/30/10	9,876,563	(47,585)
	Short Futures Outstanding
(1)	10 Year Japanese Government Bond	06/10/10	(1,536,163)	11,443
(15)	SFE SPI 200 Index	06/17/10	(1,680,825)	(17,555)
(71)	Dow Jones Euro STOXX 50 Index	06/18/10	(2,766,750)	(31,494)
(5)	E-mini S&P 500	06/18/10	(291,300)	(2,075)
(12)	FTSE MIB Index	06/18/10	(1,836,748)	(33,039)
(99)	2 Year U.S. Treasury Note	06/30/10	(21,478,359)	2,395
(27)	5 Year U.S. Treasury Note	06/30/10	(3,100,781)	24,409
				$225,377

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(l)	The rate shown is the current yield as of March 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$14,303,241
Aggregate gross unrealized depreciation	(19,229)
Net unrealized appreciation/depreciation	$14,284,012
Federal income tax cost of investments	$75,546,837

SmartRetirement 2035 Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$88,199,248	$1,631,601	$–	$89,830,849
Appreciation in Other Financial Instruments
Futures Contracts	$357,125	$–	$–	$357,125

Depreciation in Other Financial Instruments
Futures Contracts	$(131,748)	$–	$–	$(131,748)

# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings

JPMorgan SmartRetirement 2040 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2010 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)

Investment Companies – 97.9% (b)
	Alternative Assets – 8.0%
563,007	JPMorgan International Realty Fund, Class R5 Shares (m)	5,174,038
1,951,468	JPMorgan Realty Income Fund, Class R5 Shares	15,923,980
	Total Alternative Assets	21,098,018

	Fixed Income – 13.3%
1,053,971	JPMorgan Core Bond Fund, Class R5 Shares	11,783,401
660,586	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	5,139,358
2,309,248	JPMorgan High Yield Fund, Class R5 Shares	18,335,426
	Total Fixed Income	35,258,185

	International Equity – 27.5%
800,013	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (m)	17,464,289
1,799,411	JPMorgan International Equity Fund, Class R5 Shares	23,788,212
1,839,214	JPMorgan International Opportunities Fund, Institutional Class Shares (m)	23,670,683
485,552	JPMorgan Intrepid International Fund, Institutional Class Shares (m)	7,720,274
	Total International Equity	72,643,458

	Money Market – 2.1%
5,629,280	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.144% (l) (m)	5,629,280
	Total Money Market	5,629,280

	U.S. Equity – 47.0%
1,842,844	JPMorgan Disciplined Equity Fund, Institutional Class Shares (m)	27,347,810
1,898,717	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	14,525,185
863,498	JPMorgan Intrepid America Fund, Class R5 Shares	18,478,848
631,239	JPMorgan Intrepid Plus Fund, Select Class Shares (m)	8,610,098
180,172	JPMorgan Small Cap Equity Fund, Class R5 Shares	5,859,192
472,461	JPMorgan Small Cap Growth Fund, Institutional Class Shares (a)	4,526,172
267,701	JPMorgan Small Cap Value Fund, Class R5 Shares	4,475,962
524	JPMorgan U.S. Equity Fund, Class R5 Shares	4,965
1,369,202	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares (m)	26,316,060
865,745	JPMorgan Value Advantage Fund, Institutional Class Shares (m)	14,302,103
	Total U.S. Equity	124,446,395

	SECURITY DESCRIPTION	VALUE($)
	Total Investment Companies (Cost $225,144,980)	259,075,336

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation – 1.7%
4,430,000	U.S. Treasury Note, 0.875%, 01/31/11 (k) (Cost $4,449,263)	4,447,995
	Total Investments — 99.6% (Cost $229,594,243)	263,523,331
	Other Assets in Excess of Liabilities — 0.4%	1,102,005
	NET ASSETS — 100.0%	$264,625,336

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 03/31/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
56	Amsterdam Index	04/16/10	$5,181,093	$146,745
360	OMX Stockholm 30 Index	04/16/10	5,072,986	74,777
8	Euro Bund	06/08/10	1,332,821	6,155
80	TOPIX Index	06/10/10	8,364,531	546,663
13	DAX	06/18/10	2,695,881	61,541
166	E-mini Russell 2000	06/18/10	11,239,860	74,203
30	FTSE 100 Index	06/18/10	2,554,180	16,943
15	Long Gilt	06/28/10	2,611,997	39,325
260	5 Year U.S. Treasury Note	06/30/10	29,859,375	(146,705)
	Short Futures Outstanding
(4)	10 Year Japanese Government Bond	06/10/10	(5,913,788)	45,771
(49)	SFE SPI 200 Index	06/17/10	(5,484,588)	(57,348)
(34)	FTSE MIB Index	06/18/10	(5,140,979)	(93,518)
(190)	Dow Jones Euro STOXX 50 Index	06/18/10	(7,316,336)	(84,948)
(12)	E-mini S&P 500	06/18/10	(699,120)	(2,249)
(296)	2 Year U.S. Treasury Note	06/30/10	(64,218,125)	7,500
(59)	5 Year U.S. Treasury Note	06/30/10	(6,775,781)	50,648
				$685,503

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(l)	The rate shown is the current yield as of March 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$40,923,303
Aggregate gross unrealized depreciation	(6,994,215)
Net unrealized appreciation/depreciation	$33,929,088
Federal income tax cost of investments	$229,594,243

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$259,075,336	$4,447,995	$–	$263,523,331
Appreciation in Other Financial Instruments
Futures Contracts	$1,070,271	$–	$–	$1,070,271

Depreciation in Other Financial Instruments
Futures Contracts	$(384,768)	$–	$–	$(384,768)

# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan SmartRetirement 2045 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2010 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)

Investment Companies – 97.4% (b)
	Alternative Assets – 7.8%
77,056	JPMorgan International Realty Fund, Class R5 Shares (m)	708,145
211,989	JPMorgan Realty Income Fund, Class R5 Shares	1,729,830
	Total Alternative Assets	2,437,975

	Fixed Income – 13.5%
122,611	JPMorgan Core Bond Fund, Class R5 Shares	1,370,786
83,889	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	652,656
275,377	JPMorgan High Yield Fund, Class R5 Shares	2,186,490
	Total Fixed Income	4,209,932

	International Equity – 27.5%
93,632	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (m)	2,043,992
210,336	JPMorgan International Equity Fund, Class R5 Shares	2,780,640
214,101	JPMorgan International Opportunities Fund, Institutional Class Shares (m)	2,755,479
64,903	JPMorgan Intrepid International Fund, Institutional Class Shares (m)	1,031,964
	Total International Equity	8,612,075

	Money Market – 1.8%
582,363	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (l) (m)	582,363
	Total Money Market	582,363

	U.S. Equity – 46.8%
219,059	JPMorgan Disciplined Equity Fund, Institutional Class Shares (m)	3,250,843
219,421	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	1,678,567
102,928	JPMorgan Intrepid America Fund, Class R5 Shares	2,202,665
69,746	JPMorgan Intrepid Plus Fund, Select Class Shares (m)	951,338
21,980	JPMorgan Small Cap Equity Fund, Class R5 Shares	714,787
57,743	JPMorgan Small Cap Growth Fund, Institutional Class Shares (a)	553,182
32,683	JPMorgan Small Cap Value Fund, Class R5 Shares	546,461
162,281	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares (m)	3,119,050
100,974	JPMorgan Value Advantage Fund, Institutional Class Shares (m)	1,668,093
	Total U.S. Equity	14,684,986
	Total Investment Companies (Cost $24,907,749)	30,527,331

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
U.S. Treasury Obligation – 2.0%
610,000	U.S. Treasury Note, 0.875%, 01/31/11 (k) (Cost $612,658)	612,478
	Total Investments — 99.4% (Cost $25,520,407)	31,139,809
	Other Assets in Excess of Liabilities — 0.6%	201,294
	NET ASSETS — 100.0%	$31,341,103

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 03/31/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
40	OMX Stockholm 30 Index	04/16/10	$563,665	$8,309
7	Amsterdam Index	04/16/10	647,636	18,349
1	Euro Bund	06/08/10	166,603	768
9	TOPIX Index	06/10/10	941,010	61,930
20	E-mini Russell 2000	06/18/10	1,354,200	9,621
2	DAX	06/18/10	414,751	9,478
3	FTSE 100 Index	06/18/10	255,418	1,694
2	Long Gilt	06/28/10	348,266	5,243
31	5 Year U.S. Treasury Note	06/30/10	3,560,156	(18,876)
	Short Futures Outstanding
(5)	SFE SPI 200 Index	06/17/10	(559,652)	(5,852)
(25)	Dow Jones Euro STOXX 50 Index	06/18/10	(962,676)	(11,040)
(4)	FTSE MIB Index	06/18/10	(604,821)	(11,024)
(33)	2 Year U.S. Treasury Note	06/30/10	(7,159,453)	376
(18)	5 Year U.S. Treasury Note	06/30/10	(2,067,187)	5,996
				$74,972

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(l)	The rate shown is the current yield as of March 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$5,619,582
Aggregate gross unrealized depreciation	(180)
Net unrealized appreciation/depreciation	$5,619,402
Federal income tax cost of investments	$25,520,407

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$30,527,331	$612,478	$–	$31,139,809
Appreciation in Other Financial Instruments
Futures Contracts	$121,764	$–	$–	$121,764

Depreciation in Other Financial Instruments
Futures Contracts	$(46,792)	$–	$–	$(46,792)

# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan SmartRetirement 2050 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2010 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)

Investment Companies – 98.2% (b)
	Alternative Assets – 8.0%
65,347	JPMorgan International Realty Fund, Class R5 Shares (m)	600,536
232,573	JPMorgan Realty Income Fund, Class R5 Shares	1,897,797
	Total Alternative Assets	2,498,333

	Fixed Income – 13.3%
122,707	JPMorgan Core Bond Fund, Class R5 Shares	1,371,867
79,149	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	615,781
272,425	JPMorgan High Yield Fund, Class R5 Shares	2,163,055
	Total Fixed Income	4,150,703

	International Equity – 27.4%
93,921	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (m)	2,050,296
211,553	JPMorgan International Equity Fund, Class R5 Shares	2,796,728
222,939	JPMorgan International Opportunities Fund, Institutional Class Shares (m)	2,869,230
56,893	JPMorgan Intrepid International Fund, Institutional Class Shares (m)	904,599
	Total International Equity	8,620,853

	Money Market – 2.5%
792,980	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (l) (m)	792,980
	Total Money Market	792,980

	U.S. Equity – 47.0%
220,866	JPMorgan Disciplined Equity Fund, Institutional Class Shares (m)	3,277,644
221,605	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	1,695,276
102,747	JPMorgan Intrepid America Fund, Class R5 Shares	2,198,788
72,497	JPMorgan Intrepid Plus Fund, Select Class Shares (m)	988,861
22,039	JPMorgan Small Cap Equity Fund, Class R5 Shares	716,717
56,753	JPMorgan Small Cap Growth Fund, Institutional Class Shares (a)	543,695
32,609	JPMorgan Small Cap Value Fund, Class R5 Shares	545,226
163	JPMorgan U.S. Equity Fund, Class R5 Shares	1,546
163,995	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares (m)	3,151,991
101,438	JPMorgan Value Advantage Fund, Institutional Class Shares (m)	1,675,756
	Total U.S. Equity	14,795,500
	Total Investment Companies (Cost $25,993,119)	30,858,369

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation – 1.8%
545,000	U.S. Treasury Note, 0.875%, 01/31/11 (k) (Cost $547,370)	547,214
	Total Investments — 100.0% (Cost $26,540,489)	31,405,583
	Other Assets in Excess of Liabilities — 0.0% (g)	15,389
	NET ASSETS — 100.0%	$31,420,972

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 03/31/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
43	OMX Stockholm 30 Index	04/16/10	$605,940	$8,932
6	Amsterdam Index	04/16/10	555,117	15,727
1	Euro Bund	06/08/10	166,603	768
9	TOPIX Index	06/10/10	941,010	61,345
20	E-mini Russell 2000	06/18/10	1,354,200	7,701
2	DAX	06/18/10	414,751	9,461
4	FTSE 100 Index	06/18/10	340,557	1,707
2	Long Gilt	06/28/10	348,266	5,243
30	5 Year U.S. Treasury Note	06/30/10	3,445,313	(17,975)
	Short Futures Outstanding
(5)	SFE SPI 200 Index	06/17/10	(559,652)	(5,852)
(4)	FTSE MIB Index	06/18/10	(604,821)	(11,024)
(25)	Dow Jones Euro STOXX 50 Index	06/18/10	(962,676)	(11,040)
(1)	E-mini S&P 500	06/18/10	(58,260)	(1,025)
(34)	2 Year U.S. Treasury Note	06/30/10	(7,376,406)	3,046
(16)	5 Year U.S. Treasury Note	06/30/10	(1,837,500)	7,486
				$74,500

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(l)	The rate shown is the current yield as of March 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,865,250
Aggregate gross unrealized depreciation	(156)
Net unrealized appreciation/depreciation	$4,865,094
Federal income tax cost of investments	$26,540,489

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$30,858,369	$547,214	$–	$31,405,583
Appreciation in Other Financial Instruments
Futures Contracts	$121,416	$–	$–	$121,416

Depreciation in Other Financial Instruments
Futures Contracts	$(46,916)	$–	$–	$(46,916)

# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan SmartRetirement Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2010 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies – 95.7% (b)
	Alternative Assets – 3.8%
159,510	JPMorgan International Realty Fund, Class R5 Shares	1,465,897
587,837	JPMorgan Realty Income Fund, Class R5 Shares	4,796,749
	Total Alternative Assets	6,262,646
	Fixed Income – 55.1%
4,882,877	JPMorgan Core Bond Fund, Class R5 Shares	54,590,566
945,931	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	7,359,346
1,846,344	JPMorgan High Yield Fund, Class R5 Shares	14,659,968
1,631,892	JPMorgan Real Return Fund, Institutional Class Shares	15,192,917
	Total Fixed Income	91,802,797
	International Equity – 10.5%
205,236	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (m)	4,480,305
434,937	JPMorgan International Equity Fund, Class R5 Shares	5,749,869
442,436	JPMorgan International Opportunities Fund, Institutional Class Shares (m)	5,694,158
96,808	JPMorgan Intrepid International Fund, Institutional Class Shares (m)	1,539,242
	Total International Equity	17,463,574
	Money Market – 8.1%
13,522,073	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (l) (m)	13,522,073
	U.S. Equity – 18.2%
904,601	JPMorgan Disciplined Equity Fund, Institutional Class Shares (m)	13,424,274
266,072	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	2,035,453
151,760	JPMorgan Intrepid America Fund, Class R5 Shares	3,247,665
118,338	JPMorgan Intrepid Plus Fund, Select Class Shares	1,614,134
65,474	JPMorgan Small Cap Equity Fund, Class R5 Shares	2,129,229
40,266	JPMorgan Small Cap Growth Fund, Institutional Class Shares (a)	385,748
23,013	JPMorgan Small Cap Value Fund, Class R5 Shares	384,781
255,800	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares	4,916,472
121,734	JPMorgan Value Advantage Fund, Institutional Class Shares	2,011,050
	Total U.S. Equity	30,148,806
	Total Investment Companies (Cost $144,411,532)	159,199,896

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation – 0.8%
1,330,000	U.S. Treasury Note, 0.875%, 01/31/11 (k) (Cost $1,335,784)	1,335,403
	Total Investments — 96.5% (Cost $145,747,316)	160,535,299
	Other Assets in Excess of Liabilities — 3.5%	5,848,453
	NET ASSETS — 100.0%	$166,383,752

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 03/31/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
105	OMX Stockholm 30 Index	04/16/10	$1,479,621	$21,810
16	Amsterdam Index	04/16/10	1,480,312	41,939
3	Euro Bund	06/08/10	499,808	2,303
21	TOPIX Index	06/10/10	2,195,689	143,981
45	E-mini Russell 2000	06/18/10	3,046,950	17,930
4	DAX	06/18/10	829,502	18,939
9	FTSE 100 Index	06/18/10	766,254	5,083
5	Long Gilt	06/28/10	870,666	13,108
76	5 Year U.S. Treasury Note	06/30/10	8,728,125	(46,869)
	Short Futures Outstanding
(1)	10 Year Japanese Government Bond	06/10/10	(1,478,447)	11,443
(14)	SFE SPI 200 Index	06/17/10	(1,567,025)	(16,385)
(50)	Dow Jones Euro STOXX 50 Index	06/18/10	(1,925,351)	(22,173)
(30)	E-mini S&P 500	06/18/10	(1,747,800)	(17,023)
(10)	FTSE MIB Index	06/18/10	(1,512,053)	(27,544)
(87)	2 Year U.S. Treasury Note	06/30/10	(18,874,922)	1,897
(31)	5 Year U.S. Treasury Note	06/30/10	(3,560,156)	28,413
				$176,852

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(l)	The rate shown is the current yield as of March 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$15,966,234
Aggregate gross unrealized depreciation	(1,178,251)
Net unrealized appreciation/depreciation	$14,787,983
Federal income tax cost of investments	$145,747,316

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$159,199,896	$1,335,403	$—	$160,535,299
Appreciation in Other Financial Instruments
Futures Contracts	$306,846	$—	$—	$306,846

Depreciation in Other Financial Instruments
Futures Contracts	$(129,994)	$—	$—	$(129,994)

# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan U.S. Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2010 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.7%
Consumer Discretionary — 10.8%
		Auto Components — 1.0%
764		Johnson Controls, Inc.	25,213

		Diversified Consumer Services — 0.1%
28		Apollo Group, Inc., Class A (a)	1,716

		Hotels, Restaurants & Leisure — 2.1%
325		Carnival Corp.	12,644
124		Darden Restaurants, Inc.	5,524
443		International Game Technology	8,180
109		Royal Caribbean Cruises Ltd. (a) (c)	3,593
48		Starwood Hotels & Resorts Worldwide, Inc. (c)	2,221
474		Yum! Brands, Inc.	18,180

			50,342
		Household Durables — 0.7%
350		KB Home (c)	5,856
396		Lennar Corp., Class A	6,819
172		Toll Brothers, Inc. (a)	3,578

			16,253
		Internet & Catalog Retail — 0.4%
54		Amazon.com, Inc. (a)	7,287
157		Expedia, Inc.	3,918

			11,205
		Media — 3.8%
522		Comcast Corp., Class A	9,827
419		Gannett Co., Inc.	6,929
972		Time Warner, Inc.	30,382
1,305		Walt Disney Co. (The)	45,569

			92,707
		Multiline Retail — 0.4%
170		Kohl's Corp. (a)	9,311

		Specialty Retail — 1.6%
68		Advance Auto Parts, Inc.	2,852
2		Dick's Sporting Goods, Inc. (a)	56
723		Lowe's Cos., Inc.	17,536
838		Staples, Inc.	19,612

			40,056
		Textiles, Apparel & Luxury Goods — 0.7%
135		Coach, Inc.	5,347
53		Nike, Inc., Class B	3,910
97		V.F. Corp.	7,769

			17,026
		Total Consumer Discretionary	263,829
Consumer Staples — 10.3%
		Beverages — 2.0%
771		Coca-Cola Co. (The)	42,386
91		PepsiCo, Inc.	5,999

			48,385
		Food & Staples Retailing — 3.2%
461		CVS/Caremark Corp.	16,861
441		Kroger Co. (The)	9,562
739		SYSCO Corp.	21,809
93		Walgreen Co.	3,459
495		Wal-Mart Stores, Inc.	27,519

			79,210
		Food Products — 0.8%
228		General Mills, Inc.	16,112
117		Kraft Foods, Inc., Class A	3,530

			19,642
		Household Products — 2.5%
28		Clorox Co.	1,819
107		Kimberly-Clark Corp.	6,744
849		Procter & Gamble Co. (The)	53,735

			62,298
		Tobacco — 1.8%
271		Altria Group, Inc.	5,570
715		Philip Morris International, Inc.	37,300

			42,870
		Total Consumer Staples	252,405
Energy — 11.1%
		Energy Equipment & Services — 2.2%
87		Baker Hughes, Inc. (c)	4,061
80		Ensco plc, (United Kingdom), ADR	3,602
504		Halliburton Co.	15,200
469		Schlumberger Ltd. (c)	29,732
28		Transocean Ltd., (Switzerland) (a)	2,377

			54,972
		Oil, Gas & Consumable Fuels — 8.9%
111		Anadarko Petroleum Corp.	8,110
216		Apache Corp.	21,955
131		Chevron Corp.	9,900
564		ConocoPhillips	28,850
88		Devon Energy Corp.	5,676
134		EOG Resources, Inc. (c)	12,488
1,086		Exxon Mobil Corp.	72,717
51		Noble Energy, Inc.	3,753
551		Occidental Petroleum Corp.	46,568
76		Southwestern Energy Co. (a)	3,111
76		Ultra Petroleum Corp. (a) (c)	3,537

			216,665
		Total Energy	271,637
Financials — 14.7%
		Capital Markets — 3.2%
27		Bank of New York Mellon Corp. (The)	819
142		Charles Schwab Corp. (The)	2,654
256		Goldman Sachs Group, Inc. (The)	43,723
532		Morgan Stanley	15,578
201		State Street Corp.	9,074
254		TD AMERITRADE Holding Corp. (a)	4,836

			76,684
		Commercial Banks — 4.0%
404		BB&T Corp. (c)	13,097
169		Fifth Third Bancorp	2,299
73		SVB Financial Group (a) (c)	3,418
111		TCF Financial Corp. (c)	1,764
483		U.S. Bancorp	12,507
2,095		Wells Fargo & Co.	65,195
1		Zions Bancorp	11

			98,291
		Consumer Finance — 0.1%
79		Capital One Financial Corp.	3,264

		Diversified Financial Services — 3.9%
3,023		Bank of America Corp.	53,952
5,387		Citigroup, Inc. (a)	21,817
33		CME Group, Inc. (c)	10,423
422		NASDAQ OMX Group, Inc. (The) (a)	8,923

			95,115
		Insurance — 2.7%
244		ACE Ltd., (Switzerland)	12,751
231		Aflac, Inc.	12,554
113		Allstate Corp. (The)	3,642
44		AON Corp.	1,887
34		MetLife, Inc.	1,471
195		Principal Financial Group, Inc. (c)	5,704
255		Prudential Financial, Inc.	15,410
237		RenaissanceRe Holdings Ltd., (Bermuda)	13,424
1		XL Capital Ltd., (Bermuda), Class A	17

			66,860
		Real Estate Investment Trusts (REITs) — 0.8%
43		Alexandria Real Estate Equities, Inc. (c)	2,912
23		Boston Properties, Inc.	1,733
118		Health Care REIT, Inc. (c)	5,322
71		Public Storage (c)	6,515
22		Simon Property Group, Inc.	1,817

			18,299
		Total Financials	358,513
Health Care — 11.4%
		Biotechnology — 1.2%
88		Alexion Pharmaceuticals, Inc. (a)	4,759
100		Biogen Idec, Inc. (a) (c)	5,751
321		Celgene Corp. (a) (c)	19,876

			30,386
		Health Care Equipment & Supplies — 1.4%
216		Baxter International, Inc.	12,566
127		Boston Scientific Corp. (a)	920
370		Covidien plc, (Ireland)	18,625
57		Medtronic, Inc.	2,550

			34,661
		Health Care Providers & Services — 2.2%
316		Aetna, Inc.	11,096
485		Cardinal Health, Inc.	17,464
1		CIGNA Corp.	29
47		McKesson Corp.	3,092
150		Medco Health Solutions, Inc. (a)	9,687
183		WellPoint, Inc. (a)	11,782

			53,150
		Life Sciences Tools & Services — 0.4%
165		Thermo Fisher Scientific, Inc. (a)	8,499

		Pharmaceuticals — 6.2%
901		Abbott Laboratories	47,452
254		Bristol-Myers Squibb Co.	6,779
101		Johnson & Johnson	6,574
1,768		Merck & Co., Inc.	66,050
1,401		Pfizer, Inc.	24,028
1		Teva Pharmaceutical Industries Ltd., (Israel), ADR	34

			150,917
		Total Health Care	277,613
Industrials — 9.5%
		Aerospace & Defense — 2.6%
462		Honeywell International, Inc.	20,898
15		Precision Castparts Corp.	1,862
558		United Technologies Corp. (c)	41,060

			63,820
		Electrical Equipment — 0.7%
96		Cooper Industries plc	4,599
243		Emerson Electric Co.	12,240

			16,839
		Industrial Conglomerates — 0.8%
1,008		General Electric Co.	18,343
1		Textron, Inc.	22

			18,365
		Machinery — 2.9%
454		Deere & Co.	26,996
84		Eaton Corp. (c)	6,384
583		PACCAR, Inc. (c)	25,276
204		Parker Hannifin Corp. (c)	13,207

			71,863
		Road & Rail — 2.4%
147		CSX Corp.	7,465
488		Norfolk Southern Corp.	27,253
340		Union Pacific Corp.	24,900

			59,618
		Trading Companies & Distributors — 0.1%
47		GATX Corp. (c)	1,346

		Total Industrials	231,851
Information Technology — 21.3%
		Communications Equipment — 4.2%
2,087		Cisco Systems, Inc. (a) (c)	54,328
578		Juniper Networks, Inc. (a) (c)	17,721
732		QUALCOMM, Inc.	30,722

			102,771
		Computers & Peripherals — 7.4%
209		Apple, Inc. (a)	49,176
1,504		Hewlett-Packard Co.	79,922
370		International Business Machines Corp.	47,473
91		SanDisk Corp. (a) (c)	3,148

			179,719
		Electronic Equipment, Instruments & Components — 1.0%
1,256		Corning, Inc.	25,388

		Internet Software & Services — 1.8%
78		Google, Inc., Class A (a)	44,034

		IT Services — 1.1%
188		Cognizant Technology Solutions Corp., Class A (a)	9,565
238		Genpact Ltd., (Bermuda) (a) (c)	3,997
56		MasterCard, Inc., Class A (c)	14,200

			27,762
		Office Electronics — 0.1%
225		Xerox Corp.	2,198

		Semiconductors & Semiconductor Equipment — 1.8%
198		Analog Devices, Inc.	5,700
651		Applied Materials, Inc.	8,781
173		Broadcom Corp., Class A	5,742
544		Intersil Corp., Class A (c)	8,028
918		LSI Corp. (a)	5,617
270		Marvell Technology Group Ltd., (Bermuda) (a)	5,499
113		National Semiconductor Corp.	1,638
88		Novellus Systems, Inc. (a)	2,191
72		Xilinx, Inc. (c)	1,839

			45,035
		Software — 3.9%
1		Adobe Systems, Inc. (a)	37
78		Intuit, Inc. (a) (c)	2,684
2,564		Microsoft Corp.	75,051
649		Oracle Corp.	16,680

			94,452
		Total Information Technology	521,359
Materials — 3.7%
		Chemicals — 2.2%
–	(h)	Air Products & Chemicals, Inc.	23
577		Dow Chemical Co. (The)	17,067
324		E.l. du Pont de Nemours & Co.	12,063
5		Monsanto Co.	373
166		PPG Industries, Inc.	10,886
155		Praxair, Inc.	12,884

			53,296
		Metals & Mining — 1.5%
277		Freeport-McMoRan Copper & Gold, Inc.	23,177
238		United States Steel Corp. (c)	15,130

			38,307
		Total Materials	91,603
Telecommunication Services — 3.1%
		Diversified Telecommunication Services — 2.4%
843		AT&T, Inc.	21,776
1,214		Verizon Communications, Inc.	37,644

			59,420
		Wireless Telecommunication Services — 0.7%
100		American Tower Corp., Class A (a)	4,275
2,980		Sprint Nextel Corp. (a) (c)	11,322

			15,597
		Total Telecommunication Services	75,017
Utilities — 2.8%
		Electric Utilities — 1.7%
239		Edison International	8,162
90		Entergy Corp.	7,312
114		Exelon Corp.	4,993
272		FPL Group, Inc.	13,160
656		NV Energy, Inc.	8,088
11		Southern Co.	372

			42,087
		Multi-Utilities — 0.8%
326		Public Service Enterprise Group, Inc.	9,623
474		Xcel Energy, Inc.	10,051

			19,674
		Water Utilities — 0.3%
327		American Water Works Co., Inc.	7,116

		Total Utilities	68,877
		Total Common Stocks (Cost $1,838,689)	2,412,704

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 0.1%
1,365		U.S. Treasury Note, 2.875%, 06/30/10 (k) (Cost $1,374)	1,375
SHARES
Short-Term Investment — 1.2%
		Investment Company — 1.2%
29,886		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m) (Cost $29,886)	29,886
Investment of Cash Collateral for Securities on Loan — 7.1%
		Investment Company — 7.1%
174,306		JPMorgan Prime Money Market Fund, Capital Shares, 0.100% (b) (l) (Cost $174,306)	174,306

		Total Investments — 107.1% (Cost $2,044,255)	2,618,271
		Liabilities in Excess of Other Assets — (7.1)%	(174,362)
		NET ASSETS — 100.0%	$2,443,909

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 03/31/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
246	E-mini S&P 500	06/18/10	$14,332	$289
NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	—	American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(h)	Amount rounds to less thank one thousand (shares or dollars).
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(l)	The rate shown is the current yield as of March 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$577,639
Aggregate gross unrealized depreciation	(3,623)
Net unrealized appreciation/depreciation	$574,016
Federal income tax cost of investments	$2,044,255

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$2,616,862	$1,409	$–	$2,618,271
Appreciation in Other Financial Instruments
Futures Contracts	$289	$–	$–	$289

# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 2 consists of a U.S. Treasury Note held as futures collateral and an ADR. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2010 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Long Positions — 120.1% (j)
Common Stocks — 116.5%
Consumer Discretionary — 14.3%
		Auto Components — 1.5%
2,593		Johnson Controls, Inc.	85,527

		Diversified Consumer Services — 0.3%
254		Apollo Group, Inc., Class A (a)	15,538

		Hotels, Restaurants & Leisure — 2.6%
856		Carnival Corp.	33,262
246		Darden Restaurants, Inc.	10,972
1,122		International Game Technology	20,707
227		Royal Caribbean Cruises Ltd. (a)	7,484
300		Starwood Hotels & Resorts Worldwide, Inc.	13,981
1,632		Yum! Brands, Inc.	62,567

			148,973
		Household Durables — 0.7%
732		KB Home	12,254
778		Lennar Corp., Class A	13,389
811		Toll Brothers, Inc. (a)	16,862

			42,505
		Internet & Catalog Retail — 0.5%
162		Amazon.com, Inc. (a)	22,010
354		Expedia, Inc.	8,826

			30,836
		Media — 5.0%
1,614		Comcast Corp., Class A	30,381
1,506		Gannett Co., Inc.	24,875
257		Interpublic Group of Cos., Inc. (a)	2,135
3,896		Time Warner, Inc.	121,818
3,246		Walt Disney Co. (The)	113,323

			292,532
		Multiline Retail — 0.7%
627		J.C. Penney Co., Inc.	20,164
425		Kohl's Corp. (a)	23,295

			43,459
		Specialty Retail — 2.3%
400		Advance Auto Parts, Inc.	16,758
2,526		Lowe's Cos., Inc.	61,240
1,906		Staples, Inc.	44,582
196		TJX Cos., Inc.	8,328
164		Urban Outfitters, Inc. (a)	6,254

			137,162
		Textiles, Apparel & Luxury Goods — 0.7%
455		Coach, Inc.	17,968
295		V.F. Corp.	23,642

			41,610
		Total Consumer Discretionary	838,142
Consumer Staples — 11.5%
		Beverages — 2.2%
2,346		Coca-Cola Co. (The)	129,030

		Food & Staples Retailing — 3.6%
1,431		CVS/Caremark Corp.	52,310
942		Kroger Co. (The)	20,413
2,177		SYSCO Corp.	64,223
299		Walgreen Co.	11,105
1,079		Wal-Mart Stores, Inc.	59,991

			208,042
		Food Products — 1.2%
836		General Mills, Inc.	59,155
469		Kraft Foods, Inc., Class A	14,183

			73,338
		Household Products — 2.7%
90		Clorox Co.	5,766
321		Kimberly-Clark Corp.	20,167
2,053		Procter & Gamble Co. (The)	129,916

			155,849
		Tobacco — 1.8%
865		Altria Group, Inc.	17,743
1,659		Philip Morris International, Inc.	86,521

			104,264
		Total Consumer Staples	670,523
Energy — 12.5%
		Energy Equipment & Services — 3.2%
263		Baker Hughes, Inc.	12,323
66		Cameron International Corp. (a)	2,833
751		Ensco plc, (United Kingdom), ADR	33,641
1,378		Halliburton Co.	41,509
1,195		Schlumberger Ltd.	75,854
218		Transocean Ltd., (Switzerland) (a)	18,843

			185,003
		Oil, Gas & Consumable Fuels — 9.3%
164		Anadarko Petroleum Corp.	11,947
487		Apache Corp.	49,427
45		Chevron Corp.	3,428
1,329		ConocoPhillips	68,004
277		Devon Energy Corp.	17,859
302		EOG Resources, Inc.	28,089
2,915		Exxon Mobil Corp.	195,217
240		Noble Energy, Inc.	17,556
1,458		Occidental Petroleum Corp.	123,263
225		Southwestern Energy Co. (a)	9,161
240		Ultra Petroleum Corp. (a)	11,179
423		Valero Energy Corp.	8,330

			543,460
		Total Energy	728,463
Financials — 15.6%
		Capital Markets — 3.3%
455		Charles Schwab Corp. (The)	8,512
674		Goldman Sachs Group, Inc. (The)	114,971
287		Janus Capital Group, Inc.	4,103
1,147		Morgan Stanley	33,610
392		State Street Corp.	17,686
880		TD AMERITRADE Holding Corp. (a)	16,770

			195,652
		Commercial Banks — 4.6%
1,096		BB&T Corp.	35,484
208		Fifth Third Bancorp	2,823
49		PNC Financial Services Group, Inc.	2,903
248		SVB Financial Group (a)	11,561
220		TCF Financial Corp.	3,502
1,441		U.S. Bancorp	37,298
5,584		Wells Fargo & Co.	173,774

			267,345
		Consumer Finance — 0.2%
253		Capital One Financial Corp.	10,467

		Diversified Financial Services — 3.7%
7,102		Bank of America Corp.	126,779
10,893		Citigroup, Inc. (a)	44,116
68		CME Group, Inc.	21,540
1,145		NASDAQ OMX Group, Inc. (The) (a)	24,183

			216,618
		Insurance — 2.9%
562		ACE Ltd., (Switzerland)	29,412
490		Aflac, Inc.	26,594
533		Allstate Corp. (The)	17,237
142		AON Corp.	6,057
595		Principal Financial Group, Inc.	17,362
669		Prudential Financial, Inc.	40,479
604		RenaissanceRe Holdings Ltd., (Bermuda)	34,273

			171,414
		Real Estate Investment Trusts (REITs) — 0.9%
48		Alexandria Real Estate Equities, Inc.	3,266
74		Boston Properties, Inc.	5,561
45		Equity Lifestyle Properties, Inc.	2,422
481		Health Care REIT, Inc.	21,749
133		Public Storage	12,260
69		Simon Property Group, Inc.	5,759

			51,017
		Total Financials	912,513
Health Care — 12.6%
		Biotechnology — 0.9%
112		Alexion Pharmaceuticals, Inc. (a)	6,085
206		Biogen Idec, Inc. (a)	11,804
608		Celgene Corp. (a)	37,641

			55,530
		Health Care Equipment & Supplies — 2.0%
527		Baxter International, Inc.	30,660
403		Boston Scientific Corp. (a)	2,911
345		CareFusion Corp. (a)	9,116
1,139		Covidien plc, (Ireland)	57,251
249		Stryker Corp.	14,221

			114,159
		Health Care Providers & Services — 2.6%
977		Aetna, Inc.	34,312
1,591		Cardinal Health, Inc.	57,333
193		McKesson Corp.	12,652
258		Medco Health Solutions, Inc. (a)	16,637
459		WellPoint, Inc. (a)	29,550

			150,484
		Life Sciences Tools & Services — 0.5%
560		Thermo Fisher Scientific, Inc. (a)	28,802

		Pharmaceuticals — 6.6%
2,203		Abbott Laboratories	116,054
769		Bristol-Myers Squibb Co.	20,530
152		Johnson & Johnson	9,901
4,547		Merck & Co., Inc.	169,826
4,168		Pfizer, Inc.	71,477

			387,788
		Total Health Care	736,763
Industrials — 12.9%
		Aerospace & Defense — 4.1%
2,062		Honeywell International, Inc.	93,351
47		Precision Castparts Corp.	5,954
1,896		United Technologies Corp.	139,567

			238,872
		Commercial Services & Supplies — 0.1%
181		Republic Services, Inc.	5,248

		Electrical Equipment — 0.7%
301		Cooper Industries plc	14,432
550		Emerson Electric Co.	27,669

			42,101
		Industrial Conglomerates — 1.1%
3,165		General Electric Co.	57,595
280		Textron, Inc.	5,935

			63,530
		Machinery — 3.4%
1,473		Deere & Co.	87,593
218		Eaton Corp.	16,555
1,409		PACCAR, Inc.	61,079
564		Parker Hannifin Corp.	36,495

			201,722
		Road & Rail — 3.5%
2,258		Norfolk Southern Corp.	126,223
1,075		Union Pacific Corp.	78,811

			205,034
		Total Industrials	756,507
Information Technology — 24.5%
		Communications Equipment — 4.5%
5,184		Cisco Systems, Inc. (a)	134,951
1,559		Juniper Networks, Inc. (a)	47,827
1,928		QUALCOMM, Inc.	80,944

			263,722
		Computers & Peripherals — 8.0%
495		Apple, Inc. (a)	116,222
4,295		Hewlett-Packard Co.	228,270
917		International Business Machines Corp.	117,644
117		SanDisk Corp. (a)	4,040

			466,176
		Electronic Equipment, Instruments & Components — 1.1%
3,326		Corning, Inc.	67,223

		Internet Software & Services — 1.9%
–	(h)	AOL, Inc. (a)	–	(h)
199		Google, Inc., Class A (a)	113,035

			113,035
		IT Services — 1.0%
206		Cognizant Technology Solutions Corp., Class A (a)	10,482
351		Genpact Ltd., (Bermuda) (a)	5,886
160		MasterCard, Inc., Class A	40,691

			57,059
		Office Electronics — 0.1%
715		Xerox Corp.	6,967

		Semiconductors & Semiconductor Equipment — 3.9%
1,325		Analog Devices, Inc.	38,180
1,721		Applied Materials, Inc.	23,196
620		Broadcom Corp., Class A	20,571
2,364		Intersil Corp., Class A	34,899
5,719		LSI Corp. (a)	35,000
679		Marvell Technology Group Ltd., (Bermuda) (a)	13,830
190		National Semiconductor Corp.	2,739
503		Novellus Systems, Inc. (a)	12,579
2,844		PMC-Sierra, Inc. (a)	25,369
877		Xilinx, Inc.	22,376

			228,739
		Software — 4.0%
6,207		Microsoft Corp.	181,686
1,964		Oracle Corp.	50,444

			232,130
		Total Information Technology	1,435,051
Materials — 5.4%
		Chemicals — 2.5%
1,272		Dow Chemical Co. (The)	37,625
584		E.l. du Pont de Nemours & Co.	21,760
744		PPG Industries, Inc.	48,689
476		Praxair, Inc.	39,514

			147,588
		Metals & Mining — 2.9%
68		Cliffs Natural Resources, Inc.	4,792
1,024		Freeport-McMoRan Copper & Gold, Inc.	85,517
1,166		United States Steel Corp.	74,062
50		Walter Energy, Inc.	4,651

			169,022
		Total Materials	316,610
Telecommunication Services — 3.5%
		Diversified Telecommunication Services — 2.6%
2,096		AT&T, Inc.	54,172
3,102		Verizon Communications, Inc.	96,213

			150,385
		Wireless Telecommunication Services — 0.9%
850		American Tower Corp., Class A (a)	36,208
5,265		Sprint Nextel Corp. (a)	20,005

			56,213
		Total Telecommunication Services	206,598
Utilities — 3.7%
		Electric Utilities — 2.2%
992		Edison International	33,903
325		Entergy Corp.	26,428
366		Exelon Corp.	16,029
788		FPL Group, Inc.	38,076
1,206		NV Energy, Inc.	14,864

			129,300
		Multi-Utilities — 1.1%
934		Public Service Enterprise Group, Inc.	27,575
1,783		Xcel Energy, Inc.	37,802

			65,377
		Water Utilities — 0.4%
1,108		American Water Works Co., Inc.	24,120

		Total Utilities	218,797
		Total Common Stocks (Cost $5,507,726)	6,819,967
Short-Term Investment — 3.6%
		Investment Company — 3.6%
212,241		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m) (Cost $212,241)	212,241
		Total Investments — 120.1% (Cost $5,719,967)	7,032,208
		Liabilities in Excess of Other Assets — (20.1)%	(1,178,472)
		NET ASSETS — 100.0%	$5,853,736

Short Positions — 21.5%
Common Stocks — 21.5%
Consumer Discretionary — 3.4%
		Automobiles — 0.1%
431		Ford Motor Co. (a)	5,415

		Diversified Consumer Services — 0.3%
228		DeVry, Inc.	14,841

		Hotels, Restaurants & Leisure — 0.3%
384		Marriott International, Inc., Class A	12,094
297		Starbucks Corp. (a)	7,198

			19,292
		Media — 1.0%
430		New York Times Co. (The), Class A (a)	4,787
425		Omnicom Group, Inc.	16,478
1,127		Viacom, Inc., Class B (a)	38,742

			60,007
		Multiline Retail — 0.5%
943		Macy's, Inc.	20,533
177		Nordstrom, Inc.	7,211

			27,744
		Specialty Retail — 1.2%
109		Best Buy Co., Inc.	4,629
265		Gap, Inc. (The)	6,130
304		Home Depot, Inc.	9,844
211		O'Reilly Automotive, Inc. (a)	8,808
258		Ross Stores, Inc.	13,771
375		Sherwin-Williams Co. (The)	25,401
38		Tiffany & Co.	1,804

			70,387
		Total Consumer Discretionary	197,686
Consumer Staples — 1.1%
		Beverages — 0.2%
167		PepsiCo, Inc.	11,049

		Food Products — 0.2%
179		H.J. Heinz Co.	8,181
59		Hershey Co. (The)	2,505
51		Kellogg Co.	2,720

			13,406
		Household Products — 0.5%
306		Colgate-Palmolive Co.	26,057

		Personal Products — 0.2%
377		Avon Products, Inc.	12,758

		Total Consumer Staples	63,270
Energy — 1.2%
		Energy Equipment & Services — 1.0%
341		Diamond Offshore Drilling, Inc.	30,274
690		Nabors Industries Ltd., (Bermuda) (a)	13,540
476		Patterson-UTI Energy, Inc.	6,655
226		Rowan Cos., Inc. (a)	6,582

			57,051
		Oil, Gas & Consumable Fuels — 0.2%
193		Sunoco, Inc.	5,733
397		Tesoro Corp.	5,513
131		Valero Energy Corp.	2,575

			13,821
		Total Energy	70,872
Financials — 1.4%
		Capital Markets — 0.4%
37		BlackRock, Inc.	8,053
509		Federated Investors, Inc., Class B	13,438
25		Franklin Resources, Inc.	2,789

			24,280
		Commercial Banks — 0.5%
59		BancorpSouth, Inc.	1,240
1,426		KeyCorp	11,047
36		M&T Bank Corp.	2,835
1,350		Marshall & Ilsley Corp.	10,870
45		UMB Financial Corp.	1,837

			27,829
		Consumer Finance — 0.0% (g)
81		American Express Co.	3,347

		Insurance — 0.2%
203		Hartford Financial Services Group, Inc.	5,780
300		Progressive Corp. (The)	5,735

			11,515
		Real Estate Investment Trusts (REITs) — 0.3%
505		HCP, Inc.	16,673

		Thrifts & Mortgage Finance — 0.0% (g)
112		Hudson City Bancorp, Inc.	1,584

		Total Financials	85,228
Health Care — 2.2%
		Biotechnology — 0.0% (g)
19		Genzyme Corp. (a)	1,002

		Health Care Equipment & Supplies — 1.0%
181		Becton, Dickinson & Co.	14,216
564		Varian Medical Systems, Inc. (a)	31,193
219		Zimmer Holdings, Inc. (a)	12,985

			58,394
		Health Care Providers & Services — 0.3%
199		AmerisourceBergen Corp.	5,750
322		CIGNA Corp.	11,787

			17,537
		Life Sciences Tools & Services — 0.2%
108		Life Technologies Corp. (a)	5,640
93		Waters Corp. (a)	6,260

			11,900
		Pharmaceuticals — 0.7%
934		Eli Lilly & Co.	33,844
273		Forest Laboratories, Inc. (a)	8,558

			42,402
		Total Health Care	131,235
Industrials — 4.9%
		Aerospace & Defense — 0.9%
81		General Dynamics Corp.	6,276
110		ITT Corp.	5,879
70		Lockheed Martin Corp.	5,828
637		Raytheon Co.	36,401

			54,384
		Air Freight & Logistics — 0.8%
314		FedEx Corp.	29,281
266		United Parcel Service, Inc., Class B	17,110

			46,391
		Commercial Services & Supplies — 0.3%
511		Waste Management, Inc.	17,610

		Electrical Equipment — 0.5%
532		Rockwell Automation, Inc.	29,982

		Industrial Conglomerates — 0.3%
198		3M Co.	16,578

		Machinery — 1.4%
420		Caterpillar, Inc.	26,394
180		Dover Corp.	8,392
508		Illinois Tool Works, Inc.	24,061
530		Ingersoll-Rand plc, (Ireland)	18,485
141		Navistar International Corp. (a)	6,287

			83,619
		Road & Rail — 0.5%
492		Heartland Express, Inc.	8,113
430		Knight Transportation, Inc.	9,074
520		Werner Enterprises, Inc.	12,050

			29,237
		Trading Companies & Distributors — 0.2%
107		W.W. Grainger, Inc.	11,604

		Total Industrials	289,405
Information Technology — 3.8%
		Computers & Peripherals — 0.1%
147		Western Digital Corp. (a)	5,748

		Internet Software & Services — 0.4%
221		AOL, Inc. (a)	5,589
206		eBay, Inc. (a)	5,549
704		Yahoo!, Inc. (a)	11,643

			22,781
		IT Services — 0.1%
90		Visa, Inc., Class A	8,165

		Semiconductors & Semiconductor Equipment — 3.2%
1,673		Altera Corp.	40,676
707		Cypress Semiconductor Corp. (a)	8,130
947		Intel Corp.	21,074
18		Lam Research Corp. (a)	675
1,512		Linear Technology Corp.	42,752
200		Maxim Integrated Products, Inc.	3,872
419		Microchip Technology, Inc.	11,802
536		Micron Technology, Inc. (a)	5,572
302		NVIDIA Corp. (a)	5,250
1,804		Texas Instruments, Inc.	44,143

			183,946
		Total Information Technology	220,640
Materials — 1.7%
		Chemicals — 0.7%
308		Monsanto Co.	22,015
140		Nalco Holding Co.	3,411
462		Olin Corp.	9,062
219		OM Group, Inc. (a)	7,434

			41,922
		Metals & Mining — 1.0%
791		AK Steel Holding Corp.	18,077
1,625		Alcoa, Inc.	23,146
304		Nucor Corp.	13,818

			55,041
		Total Materials	96,963
Telecommunication Services — 0.4%
		Wireless Telecommunication Services — 0.4%
148		Crown Castle International Corp. (a)	5,664
515		SBA Communications Corp., Class A (a)	18,579

		Total Telecommunication Services	24,243
Utilities — 1.4%
		Electric Utilities — 0.3%
337		Duke Energy Corp.	5,493
344		FirstEnergy Corp.	13,457

			18,950
		Multi-Utilities — 1.1%
209		CMS Energy Corp.	3,230
572		Consolidated Edison, Inc.	25,478
815		Dominion Resources, Inc.	33,506

			62,214
		Total Utilities	81,164
		Total Common Stocks (Cost $1,154,987)	1,260,706
		Total Short Positions (Proceeds $1,154,987)	1,260,706

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 03/31/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
3,879	E-mini S&P 500	06/18/10	$225,991	$1,944

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	—	American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(j)	All or a portion of these securities are segregated for short sales.
(l)	The rate shown is the current yield as of March 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$1,330,673
Aggregate gross unrealized depreciation	(18,432)
Net unrealized appreciation/depreciation	$1,312,241
Federal income tax cost of investments	$5,719,967

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities#	$6,998,567	$33,641	$–	$7,032,208
Total Liabilities#	$(1,260,706)	$–	$–	$(1,260,706)
Appreciation in Other Financial Instruments
Futures Contracts	$1,944	$–	$–	$1,944

# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments ("SOI"). Level 2 consists of an ADR, the reported value of which is an evaluated price. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan U.S. Large Cap Value Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2010 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — 118.1% (j)
Common Stocks — 115.4%
Consumer Discretionary — 13.2%
	Auto Components — 1.6%
106	Johnson Controls, Inc.	3,485

	Hotels, Restaurants & Leisure — 1.7%
20	Carnival Corp.	770
8	Darden Restaurants, Inc.	343
59	International Game Technology	1,082
23	Royal Caribbean Cruises Ltd. (a)	762
17	Starwood Hotels & Resorts Worldwide, Inc.	794

		3,751
	Household Durables — 0.7%
19	KB Home	325
78	Lennar Corp., Class A	1,337

		1,662
	Media — 5.9%
120	Gannett Co., Inc.	1,976
88	Interpublic Group of Cos., Inc. (a)	729
39	Time Warner Cable, Inc.	2,071
91	Time Warner, Inc.	2,837
157	Walt Disney Co. (The)	5,464

		13,077
	Multiline Retail — 1.0%
15	Family Dollar Stores, Inc.	542
8	J.C. Penney Co., Inc.	263
25	Kohl's Corp. (a)	1,362

		2,167
	Specialty Retail — 1.6%
4	Advance Auto Parts, Inc.	186
5	Bed Bath & Beyond, Inc. (a)	219
20	Lowe's Cos., Inc.	477
73	Staples, Inc.	1,711
13	TJX Cos., Inc.	544
8	Urban Outfitters, Inc. (a)	294

		3,431
	Textiles, Apparel & Luxury Goods — 0.7%
40	Coach, Inc.	1,589

	Total Consumer Discretionary	29,162
Consumer Staples — 6.5%
	Beverages — 1.0%
39	Coca-Cola Co. (The)	2,171

	Food & Staples Retailing — 3.1%
107	CVS/Caremark Corp.	3,895
32	Kroger Co. (The)	691
52	SYSCO Corp.	1,533
15	Wal-Mart Stores, Inc.	858

		6,977
	Food Products — 1.1%
27	General Mills, Inc.	1,896
9	JM Smucker Co. (The)	556

		2,452
	Household Products — 1.3%
44	Procter & Gamble Co. (The)	2,791

	Total Consumer Staples	14,391
Energy — 16.9%
	Energy Equipment & Services — 2.9%
11	Baker Hughes, Inc.	529
8	Ensco plc, (United Kingdom), ADR	336
75	Halliburton Co.	2,258
51	Schlumberger Ltd.	3,227

		6,350
	Oil, Gas & Consumable Fuels — 14.0%
28	Anadarko Petroleum Corp.	2,016
20	Apache Corp.	1,985
66	Chevron Corp.	4,968
97	ConocoPhillips	4,980
4	EOG Resources, Inc.	372
118	Exxon Mobil Corp.	7,924
69	Occidental Petroleum Corp.	5,872
123	Williams Cos., Inc. (The)	2,840

		30,957
	Total Energy	37,307
Financials — 28.5%
	Capital Markets — 5.9%
27	Charles Schwab Corp. (The)	507
36	Goldman Sachs Group, Inc. (The)	6,215
10	Janus Capital Group, Inc.	147
115	Morgan Stanley	3,379
53	State Street Corp.	2,381
20	TD AMERITRADE Holding Corp. (a)	375

		13,004
	Commercial Banks — 7.7%
92	BB&T Corp.	2,982
106	Fifth Third Bancorp	1,439
5	PNC Financial Services Group, Inc.	316
69	U.S. Bancorp	1,781
302	Wells Fargo & Co.	9,402
48	Zions Bancorp	1,037

		16,957
	Consumer Finance — 1.2%
62	Capital One Financial Corp.	2,561

	Diversified Financial Services — 6.4%
568	Bank of America Corp.	10,146
734	Citigroup, Inc. (a)	2,973
49	North American Financial Holdings, Inc., Class A (a) (e) (f) (i)	989

		14,108
	Insurance — 5.6%
45	ACE Ltd., (Switzerland)	2,337
55	Aflac, Inc.	2,970
12	Axis Capital Holdings Ltd., (Bermuda)	390
36	Genworth Financial, Inc., Class A (a)	667
8	MetLife, Inc.	334
4	Primerica, Inc. (a)	57
29	Principal Financial Group, Inc.	844
51	Prudential Financial, Inc.	3,099
28	RenaissanceRe Holdings Ltd., (Bermuda)	1,596

		12,294
	Real Estate Investment Trusts (REITs) — 1.3%
18	Alexandria Real Estate Equities, Inc.	1,218
31	Annaly Capital Management, Inc.	527
9	Health Care REIT, Inc.	384
120	Lexington Realty Trust	779

		2,908
	Thrifts & Mortgage Finance — 0.4%
53	New York Community Bancorp, Inc.	880

	Total Financials	62,712
Health Care — 11.9%
	Biotechnology — 0.6%
7	Biogen Idec, Inc. (a)	378
15	Celgene Corp. (a)	904

		1,282
	Health Care Equipment & Supplies — 1.4%
16	Baxter International, Inc.	948
13	CareFusion Corp. (a)	336
21	Covidien plc, (Ireland)	1,069
9	Medtronic, Inc.	425
6	Stryker Corp.	332

		3,110
	Health Care Providers & Services — 3.2%
41	Aetna, Inc.	1,425
7	Express Scripts, Inc. (a)	753
28	McKesson Corp.	1,828
48	WellPoint, Inc. (a)	3,082

		7,088
	Life Sciences Tools & Services — 0.2%
9	Thermo Fisher Scientific, Inc. (a)	458

	Pharmaceuticals — 6.5%
31	Abbott Laboratories	1,648
181	Merck & Co., Inc.	6,769
338	Pfizer, Inc.	5,799

		14,216
	Total Health Care	26,154
Industrials — 12.7%
	Aerospace & Defense — 2.4%
25	Honeywell International, Inc.	1,147
9	Precision Castparts Corp.	1,151
42	United Technologies Corp.	3,067

		5,365
	Commercial Services & Supplies — 0.1%
11	Republic Services, Inc.	314

	Electrical Equipment — 1.2%
29	Cooper Industries plc	1,409
7	Emerson Electric Co.	373
15	Roper Industries, Inc.	850

		2,632
	Industrial Conglomerates — 1.9%
170	General Electric Co.	3,088
29	Tyco International Ltd., (Switzerland)	1,091

		4,179
	Machinery — 4.1%
9	Danaher Corp.	687
32	Deere & Co.	1,909
21	Eaton Corp.	1,619
15	Joy Global, Inc.	848
31	Navistar International Corp. (a)	1,365
39	Parker Hannifin Corp.	2,519

		8,947
	Road & Rail — 2.5%
61	Norfolk Southern Corp.	3,425
28	Union Pacific Corp.	2,070

		5,495
	Trading Companies & Distributors — 0.5%
37	GATX Corp.	1,057

	Total Industrials	27,989
Information Technology — 11.2%
	Communications Equipment — 1.1%
89	Cisco Systems, Inc. (a)	2,321

	Computers & Peripherals — 2.6%
99	Hewlett-Packard Co.	5,258
11	SanDisk Corp. (a)	374

		5,632
	Electronic Equipment, Instruments & Components — 1.5%
165	Corning, Inc.	3,325

	Internet Software & Services — 0.7%
3	Google, Inc., Class A (a)	1,548

	IT Services — 0.1%
1	MasterCard, Inc., Class A	330

	Office Electronics — 0.3%
57	Xerox Corp.	553

	Semiconductors & Semiconductor Equipment — 3.0%
26	Analog Devices, Inc.	757
98	Applied Materials, Inc.	1,317
7	Broadcom Corp., Class A	236
78	Intersil Corp., Class A	1,155
81	LSI Corp. (a)	494
46	Marvell Technology Group Ltd., (Bermuda) (a)	944
13	Novellus Systems, Inc. (a)	332
72	PMC-Sierra, Inc. (a)	640
32	Xilinx, Inc.	828

		6,703
	Software — 1.9%
85	Microsoft Corp.	2,484
99	Symantec Corp. (a)	1,669

		4,153
	Total Information Technology	24,565
Materials — 5.8%
	Chemicals — 3.6%
10	Air Products & Chemicals, Inc.	706
108	Dow Chemical Co. (The)	3,189
50	E.l. du Pont de Nemours & Co.	1,876
27	PPG Industries, Inc.	1,733
4	Praxair, Inc.	315

		7,819
	Containers & Packaging — 0.4%
44	Sealed Air Corp.	928

	Metals & Mining — 1.8%
19	Freeport-McMoRan Copper & Gold, Inc.	1,559
37	United States Steel Corp.	2,379

		3,938
	Total Materials	12,685
Telecommunication Services — 4.3%
	Diversified Telecommunication Services — 3.4%
239	Verizon Communications, Inc.	7,423

	Wireless Telecommunication Services — 0.9%
15	Crown Castle International Corp. (a)	570
412	Sprint Nextel Corp. (a)	1,564

		2,134
	Total Telecommunication Services	9,557
Utilities — 4.4%
	Electric Utilities — 2.8%
56	Edison International	1,919
53	FPL Group, Inc.	2,566
138	NV Energy, Inc.	1,699

		6,184
	Multi-Utilities — 1.0%
31	Public Service Enterprise Group, Inc.	909
22	SCANA Corp.	823
18	Xcel Energy, Inc.	373

		2,105
	Water Utilities — 0.6%
66	American Water Works Co., Inc.	1,436

	Total Utilities	9,725
	Total Common Stocks (Cost $221,289)	254,247
Preferred Stock — 0.5%
Materials — 0.5%
	Metals & Mining — 0.5%
10	Freeport-McMoRan Copper & Gold, Inc., 6.750%, 05/01/10 (Cost $900)	1,109
Short-Term Investment — 2.2%
	Investment Company — 2.2%
4,889	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m) (Cost $4,889)	4,889
	Total Investments — 118.1% (Cost $227,078)	260,245
	Liabilities in Excess of Other Assets — (18.1)%	(39,846)
	NET ASSETS — 100.0%	$220,399

Short Positions — 17.5%
Common Stocks — 17.5%
Consumer Discretionary — 2.6%
	Hotels, Restaurants & Leisure — 0.6%
19	Marriott International, Inc., Class A	612
28	Starbucks Corp. (a)	689

		1,301
	Media — 0.5%
26	New York Times Co. (The), Class A (a)	288
20	Omnicom Group, Inc.	757

		1,045
	Multiline Retail — 0.6%
18	Dollar General Corp. (a)	465
20	Macy's, Inc.	444
8	Target Corp.	436

		1,345
	Specialty Retail — 0.9%
1	AutoZone, Inc. (a)	213
19	Gap, Inc. (The)	430
14	Home Depot, Inc.	441
10	Ross Stores, Inc.	556
6	Sherwin-Williams Co. (The)	433

		2,073
	Total Consumer Discretionary	5,764
Consumer Staples — 1.2%
	Beverages — 0.4%
12	PepsiCo, Inc.	801

	Food Products — 0.3%
13	Campbell Soup Co.	449
7	H.J. Heinz Co.	328

		777
	Household Products — 0.2%
5	Colgate-Palmolive Co.	443

	Personal Products — 0.3%
17	Avon Products, Inc.	573

	Total Consumer Staples	2,594
Energy — 0.6%
	Energy Equipment & Services — 0.4%
3	Diamond Offshore Drilling, Inc.	223
33	Nabors Industries Ltd., (Bermuda) (a)	652

		875
	Oil, Gas & Consumable Fuels — 0.2%
5	Sunoco, Inc.	152
19	Tesoro Corp.	258

		410
	Total Energy	1,285
Financials — 2.4%
	Capital Markets — 0.5%
26	Federated Investors, Inc., Class B	680
10	Legg Mason, Inc.	293
5	T. Rowe Price Group, Inc.	252

		1,225
	Commercial Banks — 0.7%
56	KeyCorp	430
8	M&T Bank Corp.	643
12	UMB Financial Corp.	483

		1,556
	Insurance — 1.0%
12	Hartford Financial Services Group, Inc.	341
2	Markel Corp. (a)	746
13	Marsh & McLennan Cos., Inc.	315
23	Progressive Corp. (The)	443
12	W.R. Berkley Corp.	310

		2,155
	Real Estate Investment Trusts (REITs) — 0.2%
13	HCP, Inc.	444

	Total Financials	5,380
Health Care — 2.3%
	Biotechnology — 0.2%
5	Amgen, Inc. (a)	323
4	Genzyme Corp. (a)	195

		518
	Health Care Equipment & Supplies — 0.7%
6	Becton, Dickinson & Co.	439
8	St. Jude Medical, Inc. (a)	317
14	Varian Medical Systems, Inc. (a)	747

		1,503
	Health Care Providers & Services — 0.5%
7	DaVita, Inc. (a)	424
4	Laboratory Corp. of America Holdings (a)	333
6	Quest Diagnostics, Inc.	349

		1,106
	Life Sciences Tools & Services — 0.2%
7	Waters Corp. (a)	473

	Pharmaceuticals — 0.7%
22	Eli Lilly & Co.	779
9	Forest Laboratories, Inc. (a)	282
6	Johnson & Johnson	417

		1,478
	Total Health Care	5,078
Industrials — 2.4%
	Aerospace & Defense — 0.2%
8	ITT Corp.	447

	Air Freight & Logistics — 0.5%
3	FedEx Corp.	253
11	United Parcel Service, Inc., Class B	734

		987
	Commercial Services & Supplies — 0.1%
9	Waste Management, Inc.	298

	Electrical Equipment — 0.6%
22	Rockwell Automation, Inc.	1,234

	Machinery — 0.6%
9	Dover Corp.	415
13	Illinois Tool Works, Inc.	630
9	Ingersoll-Rand plc, (Ireland)	316

		1,361
	Road & Rail — 0.4%
28	Heartland Express, Inc.	467
18	Werner Enterprises, Inc.	422

		889
	Total Industrials	5,216
Information Technology — 3.0%
	Computers & Peripherals — 0.1%
5	Western Digital Corp. (a)	210

	Internet Software & Services — 0.3%
13	AOL, Inc. (a)	321
25	Yahoo!, Inc. (a)	417

		738
	IT Services — 0.2%
22	Total System Services, Inc.	337

	Semiconductors & Semiconductor Equipment — 2.3%
43	Altera Corp.	1,036
21	Intel Corp.	467
7	KLA-Tencor Corp.	217
9	Lam Research Corp. (a)	328
43	Linear Technology Corp.	1,205
17	Maxim Integrated Products, Inc.	334
16	Microchip Technology, Inc.	460
31	Micron Technology, Inc. (a)	324
31	Texas Instruments, Inc.	751

		5,122
	Software — 0.1%
13	Electronic Arts, Inc. (a)	246

	Total Information Technology	6,653
Materials — 2.2%
	Chemicals — 1.2%
10	Monsanto Co.	693
35	Nalco Holding Co.	855
14	Olin Corp.	274
17	OM Group, Inc. (a)	586
7	Valspar Corp.	209

		2,617
	Metals & Mining — 1.0%
23	AK Steel Holding Corp.	528
52	Alcoa, Inc.	742
20	Nucor Corp.	928

		2,198
	Total Materials	4,815
Utilities — 0.8%
	Electric Utilities — 0.4%
25	Duke Energy Corp.	413
13	Progress Energy, Inc.	523

		936
	Multi-Utilities — 0.2%
9	Consolidated Edison, Inc.	416

	Water Utilities — 0.2%
25	Aqua America, Inc.	437

	Total Utilities	1,789
	Total Common Stocks (Cost $35,802)	38,574
	Total Short Positions (Proceeds $35,802)	38,574

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	—	American Depositary Receipt
(a)		Non-income producing security.
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)
Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $989,000 which amounts to 0.4% of total investments.

(i)		Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(j)		All or a portion of these securities are segregated for short sales.
(l)		The rate shown is the current yield as of March 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,763
Aggregate gross unrealized depreciation	(596)
Net unrealized appreciation/depreciation	$33,167
Federal income tax cost of investments	$227,078

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$29,162	$–	$–	$29,162
Consumer Staples	14,391	–	–	14,391
Energy	36,971	336	–	37,307
Financials	61,723	–	989	62,712
Health Care	26,154	–	–	26,154
Industrials	27,989	–	–	27,989
Information Technology	24,565	–	–	24,565
Materials	12,685	–	–	12,685
Telecommunication Services	9,557	–	–	9,557
Utilities	9,725	–	–	9,725
Total Common Stocks	252,922	336	989	254,247
Preferred Stocks
Materials	–	1,109	–	1,109
Total Preferred Stocks	–	1,109	–	1,109
Short-Term Investments
Investment Companies	4,889	–	–	4,889
Total Investments in Securities	$257,811	$1,445	$989	$260,245

Liabilities
Common Stocks
Consumer Discretionary	$(5,764)	$–	$–	$(5,764)
Consumer Staples	(2,594)	–	–	(2,594)
Energy	(1,285)	–	–	(1,285)
Financials	(5,380)	–	–	(5,380)
Health Care	(5,078)	–	–	(5,078)
Industrials	(5,216)	–	–	(5,216)
Information Technology	(6,653)	–	–	(6,653)
Materials	(4,815)	–	–	(4,815)
Utilities	(1,789)	–	–	(1,789)
Total Common Stocks	(38,574)	–	–	(38,574)
Total Liabilities	$(38,574)	$–	$–	$(38,574)

	Balance as of 6/30/09	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 03/31/10
Investments in Securities
Common Stocks - Financials	$ -	$ -	$ -	$ -	$ 989		$ -	$ 989

Transfers into, or out of, Level 3 are valued using values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at March 31, 2010, which were valued using significant unobservable inputs (Level 3)  amounted to $0.

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2010 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 96.6%
Consumer Discretionary — 16.3%
		Auto Components — 0.7%
7		Drew Industries, Inc. (a)	156
1		Stoneridge, Inc. (a)	7
8		Superior Industries International, Inc. (c)	133

			296
		Diversified Consumer Services — 0.5%
5		Steiner Leisure Ltd., (Bahamas) (a)	213

		Hotels, Restaurants & Leisure — 1.8%
3		AFC Enterprises, Inc. (a)	29
19		Carrols Restaurant Group, Inc. (a)	128
6		Cheesecake Factory, Inc. (The) (a) (c)	154
2		DineEquity, Inc. (a)	95
11		Monarch Casino & Resort, Inc. (a)	95
8		O'Charley's, Inc. (a) (c)	69
3		PF Chang's China Bistro, Inc. (a)	123
5		Ruby Tuesday, Inc. (a) (c)	54

			747
		Household Durables — 4.9%
18		American Greetings Corp., Class A	367
3		Blyth, Inc.	84
1		CSS Industries, Inc.	26
6		Furniture Brands International, Inc. (a) (c)	38
10		Helen of Troy Ltd., (Bermuda) (a)	261
7		Jarden Corp. (c)	233
11		La-Z-Boy, Inc. (a) (c)	143
15		Leggett & Platt, Inc.	318
4		Standard Pacific Corp. (a) (c)	19
16		Tempur-Pedic International, Inc. (a)	477

			1,966
		Internet & Catalog Retail — 0.9%
8		HSN, Inc. (a)	244
6		NutriSystem, Inc. (c)	100

			344
		Media — 1.1%
10		Journal Communications, Inc., Class A (a)	43
18		LIN TV Corp., Class A (a)	101
4		Scholastic Corp. (c)	112
34		Sinclair Broadcast Group, Inc., Class A (a) (c)	175

			431
		Multiline Retail — 0.8%
8		Dillard's, Inc., Class A	198
12		Retail Ventures, Inc. (a)	115

			313
		Specialty Retail — 4.4%
7		Asbury Automotive Group, Inc. (a)	89
46		Borders Group, Inc. (a) (c)	78
23		Cache, Inc. (a)	127
14		Charming Shoppes, Inc. (a)	75
4		Collective Brands, Inc. (a) (c)	100
27		Conn's, Inc. (a) (c)	213
17		Finish Line, Inc. (The), Class A	269
8		Haverty Furniture Cos., Inc. (c)	137
14		Hot Topic, Inc. (a)	93
15		MarineMax, Inc. (a)	156
4		Midas, Inc. (a)	50
8		OfficeMax, Inc. (a)	133
1		Rent-A-Center, Inc. (a)	17
12		Sonic Automotive, Inc., Class A (a) (c)	127
10		Talbots, Inc. (a) (c)	123

			1,787
		Textiles, Apparel & Luxury Goods — 1.2%
20		Liz Claiborne, Inc. (a)	145
3		Oxford Industries, Inc.	67
8		Perry Ellis International, Inc. (a)	184
5		Timberland Co. (The), Class A (a)	102

			498
		Total Consumer Discretionary	6,595
Consumer Staples — 2.0%
		Beverages — 0.1%
3		National Beverage Corp.	38

		Food & Staples Retailing — 0.3%
2		Great Atlantic & Pacific Tea Co. (a)	15
9		Pantry, Inc. (The) (a)	106

			121
		Food Products — 0.3%
6		B&G Foods, Inc., Class A	63
7		Dole Food Co., Inc. (a) (c)	78

			141
		Household Products — 0.4%
4		Cellu Tissue Holdings, Inc. (a)	41
13		Central Garden & Pet Co., Class A (a)	114

			155
		Personal Products — 0.9%
6		Herbalife Ltd., (Cayman Islands)	254
10		Prestige Brands Holdings, Inc. (a)	91

			345
		Total Consumer Staples	800
Energy — 4.1%
		Energy Equipment & Services — 1.8%
2		Bolt Technology Corp. (a)	24
6		Cal Dive International, Inc. (a)	43
2		CARBO Ceramics, Inc.	131
3		Complete Production Services, Inc. (a) (c)	38
3		Dresser-Rand Group, Inc. (a)	82
12		Hercules Offshore, Inc. (a) (c)	50
5		ION Geophysical Corp. (a) (c)	24
23		Key Energy Services, Inc. (a) (c)	219
2		Patterson-UTI Energy, Inc.	33
15		Pioneer Drilling Co. (a)	102

			746
		Oil, Gas & Consumable Fuels — 2.3%
3		Brigham Exploration Co. (a) (c)	52
1		Clayton Williams Energy, Inc. (a)	17
3		Cloud Peak Energy, Inc. (a)	52
24		Endeavour International Corp. (a)	30
2		Frontline Ltd., (Bermuda) (c)	64
5		Mariner Energy, Inc. (a)	72
5		McMoRan Exploration Co. (a)	70
1		PrimeEnergy Corp. (a)	38
3		Rosetta Resources, Inc. (a)	71
5		Stone Energy Corp. (a)	82
4		Swift Energy Co. (a)	126
1		Tesoro Corp. (c)	15
26		VAALCO Energy, Inc. (a)	127
1		W&T Offshore, Inc.	9
2		Westmoreland Coal Co. (a)	24
3		World Fuel Services Corp. (c)	75

			924
		Total Energy	1,670
Financials — 19.3%
		Capital Markets — 1.3%
2		Affiliated Managers Group, Inc. (a) (c)	190
3		Federated Investors, Inc., Class B (c)	87
1		Financial Engines, Inc. (a) (c)	19
1		Janus Capital Group, Inc.	7
2		Oppenheimer Holdings, Inc., Class A	53
3		Piper Jaffray Cos. (a)	109
8		Pzena Investment Management, Inc., Class A (a)	62

			527
		Commercial Banks — 5.9%
3		1st Source Corp.	53
5		1st United Bancorp, Inc. (a)	40
7		BancFirst Corp.	281
1		Bancorp, Inc. (The) (a)	12
6		Cathay General Bancorp	65
3		Centerstate Banks, Inc.	30
4		Central Pacific Financial Corp. (a) (c)	7
7		City Holding Co. (c)	240
3		CoBiz Financial, Inc. (c)	17
1		Farmers Capital Bank Corp.	8
2		Financial Institutions, Inc.	33
4		First Bancorp	9
6		First Financial Bancorp	103
3		First Interstate Bancsystem, Inc.	44
2		First Merchants Corp.	13
–	(h)	First South Bancorp, Inc.	4
10		FNB Corp. (c)	83
6		Guaranty Bancorp (a)	9
3		Heartland Financial USA, Inc.	43
1		Hudson Valley Holding Corp.	19
1		Lakeland Financial Corp.	27
5		Nara Bancorp, Inc. (a)	43
3		Sierra Bancorp	40
8		Simmons First National Corp., Class A (c)	207
18		Southwest Bancorp, Inc.	150
9		Suffolk Bancorp (c)	279
1		Sun Bancorp, Inc. (a) (c)	5
10		Susquehanna Bancshares, Inc.	96
2		SVB Financial Group (a) (c)	75
13		TCF Financial Corp. (c)	212
2		UMB Financial Corp. (c)	69
1		Union First Market Bankshares Corp.	21
4		West Bancorp., Inc.	28

			2,365
		Consumer Finance — 1.7%
5		Advance America Cash Advance Centers, Inc.	30
1		CompuCredit Holdings Corp.	6
3		Credit Acceptance Corp. (a)	107
13		Dollar Financial Corp. (a) (c)	318
6		World Acceptance Corp. (a) (c)	206

			667
		Diversified Financial Services — 0.8%
8		Marlin Business Services Corp. (a)	85
8		PHH Corp. (a) (c)	182
1		Portfolio Recovery Associates, Inc. (a)	71

			338
		Insurance — 3.4%
11		American Equity Investment Life Holding Co.	114
2		Argo Group International Holdings Ltd., (Bermuda)	66
1		Aspen Insurance Holdings Ltd., (Bermuda)	29
3		Assured Guaranty Ltd., (Bermuda)	66
2		Axis Capital Holdings Ltd., (Bermuda)	66
28		Conseco, Inc. (a) (c)	176
3		Delphi Financial Group, Inc., Class A	68
7		Harleysville Group, Inc. (c)	246
5		Meadowbrook Insurance Group, Inc.	39
2		Navigators Group, Inc. (a)	82
6		Platinum Underwriters Holdings Ltd., (Bermuda)	226
2		Primerica, Inc. (a)	26
2		ProAssurance Corp. (a)	135
3		Symetra Financial Corp. (a)	34

			1,373
		Real Estate Investment Trusts (REITs) — 5.7%
7		Anworth Mortgage Asset Corp.	48
1		Associated Estates Realty Corp.	10
1		Colonial Properties Trust	17
13		DCT Industrial Trust, Inc. (c)	70
8		DiamondRock Hospitality Co. (a) (c)	80
3		EastGroup Properties, Inc.	98
7		Education Realty Trust, Inc.	38
3		Home Properties, Inc. (c)	131
7		Hospitality Properties Trust	170
20		Lexington Realty Trust	131
12		LTC Properties, Inc.	317
30		MFA Financial, Inc.	223
1		Mid-America Apartment Communities, Inc. (c)	26
9		Pennsylvania Real Estate Investment Trust (c)	117
3		PS Business Parks, Inc.	160
14		Ramco-Gershenson Properties Trust	160
4		Saul Centers, Inc.	170
10		Strategic Hotels & Resorts, Inc. (a)	44
21		Sunstone Hotel Investors, Inc. (a) (c)	237
2		Taubman Centers, Inc. (c)	72

			2,319
		Thrifts & Mortgage Finance — 0.5%
4		Northwest Bancshares, Inc.	52
6		OceanFirst Financial Corp.	71
8		Ocwen Financial Corp. (a) (c)	92

			215
		Total Financials	7,804
Health Care — 14.5%
		Biotechnology — 4.4%
4		Affymax, Inc. (a)	89
14		Anadys Pharmaceuticals, Inc. (a)	36
16		Ariad Pharmaceuticals, Inc. (a)	55
12		ArQule, Inc. (a)	70
22		AVI BioPharma, Inc. (a)	26
3		BioCryst Pharmaceuticals, Inc. (a)	21
2		BioMarin Pharmaceutical, Inc. (a) (c)	44
9		Bionovo, Inc. (a)	4
2		Chelsea Therapeutics International, Inc. (a)	8
11		Cytokinetics, Inc. (a)	34
5		Halozyme Therapeutics, Inc. (a) (c)	37
6		Human Genome Sciences, Inc. (a) (c)	190
9		Idenix Pharmaceuticals, Inc. (a)	26
6		Immunomedics, Inc. (a) (c)	21
7		Incyte Corp. Ltd. (a) (c)	102
4		InterMune, Inc. (a) (c)	160
14		MannKind Corp. (a)	90
1		Martek Biosciences Corp. (a) (c)	11
11		Medivation, Inc. (a)	112
7		Molecular Insight Pharmaceuticals, Inc. (a) (c)	9
–	(h)	Myriad Pharmaceuticals, Inc. (a)	2
6		Novavax, Inc. (a)	14
5		Osiris Therapeutics, Inc. (a) (c)	38
3		Pharmasset, Inc. (a) (c)	83
12		Protalix BioTherapeutics, Inc., (Israel) (a) (c)	81
4		Regeneron Pharmaceuticals, Inc. (a)	109
6		Savient Pharmaceuticals, Inc. (a)	80
9		Seattle Genetics, Inc. (a) (c)	104
9		Theravance, Inc. (a) (c)	120
–	(h)	United Therapeutics Corp. (a) (c)	17

			1,793
		Health Care Equipment & Supplies — 3.0%
8		American Medical Systems Holdings, Inc. (a) (c)	151
2		Cantel Medical Corp.	48
4		Electro-Optical Sciences, Inc. (a) (c)	30
8		Endologix, Inc. (a)	32
5		Insulet Corp. (a) (c)	72
6		Micrus Endovascular Corp. (a)	110
2		Orthofix International NV, (Netherlands) (a)	69
3		Sirona Dental Systems, Inc. (a)	129
3		Somanetics Corp. (a)	50
5		Teleflex, Inc.	320
3		Thoratec Corp. (a) (c)	94
38		TomoTherapy, Inc. (a)	129

			1,234
		Health Care Providers & Services — 4.3%
3		America Service Group, Inc.	53
3		American Dental Partners, Inc. (a)	44
2		AMERIGROUP Corp. (a)	67
3		Brookdale Senior Living, Inc. (a) (c)	54
33		Cross Country Healthcare, Inc. (a)	335
3		Emergency Medical Services Corp., Class A (a)	170
4		Emeritus Corp. (a) (c)	83
8		Magellan Health Services, Inc. (a)	326
47		Nighthawk Radiology Holdings, Inc. (a)	149
9		Omnicare, Inc. (c)	257
2		Psychiatric Solutions, Inc. (a)	66
3		Team Health Holdings, Inc. (a)	44
5		Triple-S Management Corp., Class B (a)	92

			1,740
		Health Care Technology — 0.4%
4		Medidata Solutions, Inc. (a)	62
5		Vital Images, Inc. (a)	86

			148
		Life Sciences Tools & Services — 1.2%
17		Affymetrix, Inc. (a)	128
4		eResearchTechnology, Inc. (a)	29
15		Harvard Bioscience, Inc. (a)	57
2		Mettler-Toledo International, Inc., (Switzerland) (a) (c)	175
4		PerkinElmer, Inc.	88

			477
		Pharmaceuticals — 1.2%
5		Ardea Biosciences, Inc. (a)	97
7		Biodel, Inc. (a)	31
8		Cadence Pharmaceuticals, Inc. (a) (c)	77
4		Cardiome Pharma Corp., (Canada) (a)	26
4		MAP Pharmaceuticals, Inc. (a)	57
1		Optimer Pharmaceuticals, Inc. (a)	12
5		Pain Therapeutics, Inc. (a)	33
–	(h)	Vivus, Inc. (a) (c)	3
3		Watson Pharmaceuticals, Inc. (a) (c)	109
3		XenoPort, Inc. (a)	28

			473
		Total Health Care	5,865
Industrials — 13.4%
		Aerospace & Defense — 0.9%
1		DynCorp International, Inc., Class A (a)	9
7		GenCorp, Inc. (a) (c)	42
17		Orbital Sciences Corp. (a)	314

			365
		Air Freight & Logistics — 0.1%
2		Hub Group, Inc., Class A (a)	56

		Airlines — 0.9%
31		Hawaiian Holdings, Inc. (a)	228
10		SkyWest, Inc.	136

			364
		Building Products — 0.8%
5		Gibraltar Industries, Inc. (a)	64
4		Lennox International, Inc. (c)	164
7		Quanex Building Products Corp.	108

			336
		Commercial Services & Supplies — 2.5%
23		ACCO Brands Corp. (a)	178
12		American Reprographics Co. (a)	106
3		ATC Technology Corp. (a)	46
7		Cenveo, Inc. (a) (c)	64
8		Deluxe Corp.	163
3		G&K Services, Inc., Class A	73
20		Knoll, Inc.	224
4		Metalico, Inc. (a) (c)	25
2		Standard Parking Corp. (a)	31
10		Standard Register Co. (The) (c)	54
2		Steelcase, Inc., Class A	14
1		SYKES Enterprises, Inc. (a)	16

			994
		Construction & Engineering — 1.1%
6		Dycom Industries, Inc. (a)	53
15		EMCOR Group, Inc. (a)	379

			432
		Electrical Equipment — 0.8%
3		Acuity Brands, Inc. (c)	143
6		EnerSys (a) (c)	141
6		LSI Industries, Inc.	39

			323
		Industrial Conglomerates — 0.6%
5		Standex International Corp.	129
7		Tredegar Corp.	113

			242
		Machinery — 2.1%
1		Ampco-Pittsburgh Corp.	25
2		Cascade Corp.	61
2		Duoyuan Printing, Inc., (China) (a) (c)	25
7		Mueller Industries, Inc.	182
8		Nordson Corp.	509
6		Trimas Corp. (a)	41

			843
		Marine — 0.3%
24		Horizon Lines, Inc., Class A (c)	131

		Professional Services — 1.8%
3		COMSYS IT Partners, Inc. (a)	54
3		GP Strategies Corp. (a) (c)	23
14		Kforce, Inc. (a) (c)	212
53		SFN Group, Inc. (a)	426

			715
		Road & Rail — 0.4%
2		Celadon Group, Inc. (a)	27
3		Con-way, Inc.	98
1		Heartland Express, Inc. (c)	15
3		Saia, Inc. (a) (c)	43

			183
		Trading Companies & Distributors — 1.1%
7		Aircastle Ltd.	64
11		WESCO International, Inc. (a) (c)	365

			429
		Total Industrials	5,413
Information Technology — 17.7%
		Communications Equipment — 2.4%
5		Arris Group, Inc. (a)	59
6		Aviat Networks, Inc. (a)	39
6		Black Box Corp.	191
1		Calix, Inc. (a)	7
8		Emulex Corp. (a)	107
10		InterDigital, Inc. (a) (c)	270
3		Meru Networks, Inc. (a)	55
13		Oplink Communications, Inc. (a)	232

			960
		Computers & Peripherals — 0.6%
4		Electronics for Imaging, Inc. (a)	45
10		Imation Corp. (a)	115
6		Novatel Wireless, Inc. (a)	38
15		Quantum Corp. (a) (c)	40

			238
		Electronic Equipment, Instruments & Components — 3.6%
3		Agilysys, Inc.	35
6		Benchmark Electronics, Inc. (a)	126
29		Brightpoint, Inc. (a)	215
15		Checkpoint Systems, Inc. (a)	325
9		Coherent, Inc. (a)	281
3		CTS Corp.	29
4		DDi Corp. (a)	25
2		Electro Rent Corp.	25
20		Methode Electronics, Inc.	193
3		Newport Corp. (a)	40
3		OSI Systems, Inc. (a) (c)	79
2		RadiSys Corp. (a)	19
5		Technitrol, Inc. (c)	28
3		TTM Technologies, Inc. (a) (c)	28

			1,448
		Internet Software & Services — 0.8%
2		Ancestry.com, Inc. (a)	30
3		DealerTrack Holdings, Inc. (a) (c)	48
3		Perficient, Inc. (a)	35
1		QuinStreet, Inc. (a)	14
12		ValueClick, Inc. (a)	126
15		Web.com Group, Inc. (a)	79

			332
		IT Services — 1.5%
13		Acxiom Corp. (a)	235
8		CIBER, Inc. (a)	31
3		CSG Systems International, Inc. (a)	71
3		Gartner, Inc. (a) (c)	67
5		Global Cash Access Holdings, Inc. (a)	38
5		Hackett Group, Inc. (The) (a)	14
3		Heartland Payment Systems, Inc. (c)	50
3		Unisys Corp. (a)	105

			611
		Semiconductors & Semiconductor Equipment — 3.4%
5		Amkor Technology, Inc. (a) (c)	36
4		Applied Micro Circuits Corp. (a)	34
33		Cirrus Logic, Inc. (a)	277
3		Cymer, Inc. (a)	116
3		DSP Group, Inc. (a)	22
8		GSI Technology, Inc. (a)	35
5		Integrated Device Technology, Inc. (a)	29
7		Kopin Corp. (a)	24
50		LSI Corp. (a)	307
1		MaxLinear, Inc., Class A (a)	20
20		Micrel, Inc. (c)	211
1		Novellus Systems, Inc. (a) (c)	25
5		Photronics, Inc. (a) (c)	23
18		RF Micro Devices, Inc. (a) (c)	91
3		Rudolph Technologies, Inc. (a)	27
3		Semtech Corp. (a)	54
–	(h)	Veeco Instruments, Inc. (a) (c)	17
3		Zoran Corp. (a)	33

			1,381
		Software — 5.4%
27		Aspen Technology, Inc. (a)	277
13		EPIQ Systems, Inc. (a) (c)	155
3		Fair Isaac Corp. (c)	66
1		Fortinet, Inc. (a)	14
3		JDA Software Group, Inc. (a)	73
10		Manhattan Associates, Inc. (a)	250
3		MicroStrategy, Inc., Class A (a)	289
29		Monotype Imaging Holdings, Inc. (a)	282
11		Net 1 UEPS Technologies, Inc., (South Africa) (a)	210
3		S1 Corp. (a)	20
1		SS&C Technologies Holdings, Inc. (a)	16
9		Sybase, Inc. (a) (c)	424
6		Take-Two Interactive Software, Inc. (a) (c)	55
5		TIBCO Software, Inc. (a)	53

			2,184
		Total Information Technology	7,154
Materials — 5.3%
		Chemicals — 2.3%
3		Innospec, Inc., (United Kingdom) (a)	30
7		Minerals Technologies, Inc.	363
12		PolyOne Corp. (a)	124
28		Spartech Corp. (a)	323
4		STR Holdings, Inc. (a)	103

			943
		Construction Materials — 0.0% (g)
1		Headwaters, Inc. (a)	3

		Containers & Packaging — 1.2%
2		Boise, Inc. (a)	10
6		Bway Holding Co. (a)	127
5		Graham Packaging Co., Inc. (a)	68
4		Myers Industries, Inc.	46
5		Rock-Tenn Co., Class A	219

			470
		Metals & Mining — 0.8%
4		Hecla Mining Co. (a) (c)	24
18		Worthington Industries, Inc. (c)	313

			337
		Paper & Forest Products — 1.0%
14		Buckeye Technologies, Inc. (a)	180
1		Domtar Corp., (Canada) (a)	45
3		Schweitzer-Mauduit International, Inc. (c)	157

			382
		Total Materials	2,135
Telecommunication Services — 1.6%
		Diversified Telecommunication Services — 1.3%
15		Consolidated Communications Holdings, Inc.	279
9		Frontier Communications Corp. (c)	68
40		PAETEC Holding Corp. (a) (c)	189

			536
		Wireless Telecommunication Services — 0.3%
9		USA Mobility, Inc. (a)	110

		Total Telecommunication Services	646
Utilities — 2.4%
		Electric Utilities — 0.6%
7		El Paso Electric Co. (a)	144
3		UniSource Energy Corp.	88

			232
		Gas Utilities — 0.8%
1		Chesapeake Utilities Corp.	19
3		New Jersey Resources Corp.	98
4		Nicor, Inc.	159
2		Southwest Gas Corp.	72

			348
		Multi-Utilities — 1.0%
15		NorthWestern Corp.	397

		Total Utilities	977
		Total Common Stocks (Cost $32,654)	39,059
PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 0.3%
110		U.S. Treasury Note, 1.250%, 11/30/10 (k) (Cost $110)	111
SHARES
Short-Term Investment — 3.3%
		Investment Company — 3.3%
1,338		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m) (Cost $1,338)	1,338
Investment of Cash Collateral for Securities on Loan — 26.5%
		Investment Company — 26.5%
10,710		JPMorgan Prime Money Market Fund, Capital Shares, 0.100% (b) (l) (Cost $10,710)	10,710

		Total Investments — 126.7% (Cost $44,812)	51,218
		Liabilities in Excess of Other Assets — (26.7)%	(10,788)
		NET ASSETS — 100.0%	$40,430

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 03/31/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
18	E-mini Russell 2000	06/10/10	$1,219	$(3)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,076
Aggregate gross unrealized depreciation	(2,670)
Net unrealized appreciation/depreciation	$6,406
Federal income tax cost of investments	$44,812

U.S. Small Company Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$51,107	$111	$–	$51,218
Depreciation in Other Financial Instruments
Futures Contracts	$(3)	$–	$–	$(3)

# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2010 (Unaudited)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 93.2%
Consumer Discretionary — 13.8%
		Distributors — 1.1%
130		Genuine Parts Co.	5,491

		Hotels, Restaurants & Leisure — 0.4%
221		Monarch Casino & Resort, Inc. (a)	1,891

		Household Durables — 1.0%
101		Fortune Brands, Inc.	4,875

		Internet & Catalog Retail — 1.0%
208		Expedia, Inc.	5,187

		Media — 4.2%
391		AH Belo Corp., Class A (a)	2,803
256		Belo Corp., Class A	1,743
43		Cablevision Systems Corp., Class A	1,043
198		Clear Channel Outdoor Holdings, Inc., Class A (a)	2,105
198		Entercom Communications Corp., Class A (a)	2,354
343		Gannett Co., Inc.	5,663
211		LIN TV Corp., Class A (a)	1,214
9		Washington Post Co. (The), Class B	4,131

			21,056
		Multiline Retail — 1.1%
50		Sears Holdings Corp. (a)	5,421

		Specialty Retail — 5.0%
42		AutoZone, Inc. (a)	7,270
420		Gap, Inc. (The)	9,713
142		Home Depot, Inc.	4,603
73		TJX Cos., Inc.	3,100

			24,686
		Total Consumer Discretionary	68,607
Consumer Staples — 5.6%
		Beverages — 0.5%
37		Diageo plc, (United Kingdom), ADR	2,468

		Food & Staples Retailing — 2.4%
236		Walgreen Co.	8,742
53		Wal-Mart Stores, Inc.	2,936

			11,678
		Food Products — 2.1%
144		JM Smucker Co. (The)	8,659
50		McCormick & Co., Inc. (Non-Voting)	1,907

			10,566
		Tobacco — 0.6%
148		Altria Group, Inc.	3,027

		Total Consumer Staples	27,739
Energy — 14.6%
		Energy Equipment & Services — 0.9%
94		RPC, Inc.	1,041
39		SEACOR Holdings, Inc. (a)	3,129

			4,170
		Oil, Gas & Consumable Fuels — 13.7%
226		Devon Energy Corp.	14,587
201		El Paso Corp.	2,173
165		Energy Transfer Equity LP	5,581
165		Enterprise GP Holdings LP	7,082
157		Exxon Mobil Corp.	10,496
66		Kinder Morgan Management LLC (a)	3,870
219		NuStar GP Holdings LLC	6,492
327		Teekay Corp., (Canada)	7,425
454		Williams Cos., Inc. (The)	10,497

			68,203
		Total Energy	72,373
Financials — 35.0%
		Capital Markets — 3.1%
94		Ameriprise Financial, Inc.	4,250
50		Artio Global Investors, Inc.	1,237
233		Charles Schwab Corp. (The)	4,346
182		W.P. Carey & Co. LLC	5,347

			15,180
		Commercial Banks — 7.8%
62		BancorpSouth, Inc.	1,308
45		BB&T Corp.	1,457
42		M&T Bank Corp.	3,334
136		SunTrust Banks, Inc.	3,630
159		U.S. Bancorp	4,107
335		United Community Banks, Inc. (a)	1,476
671		Wells Fargo & Co.	20,869
143		Wilmington Trust Corp.	2,373

			38,554
		Consumer Finance — 1.0%
121		Capital One Financial Corp.	4,990

		Diversified Financial Services — 1.8%
309		Bank of America Corp.	5,509
898		Citigroup, Inc. (a)	3,637

			9,146
		Insurance — 14.9%
35		AON Corp.	1,473
145		Assurant, Inc.	4,992
–	(h)	Berkshire Hathaway, Inc., Class A (a)	4,263
239		Cincinnati Financial Corp.	6,907
118		Genworth Financial, Inc., Class A (a)	2,159
482		Loews Corp.	17,969
157		MetLife, Inc.	6,783
653		Old Republic International Corp.	8,275
175		OneBeacon Insurance Group Ltd., Class A	3,016
22		Primerica, Inc. (a)	333
97		ProAssurance Corp. (a)	5,661
57		Symetra Financial Corp. (a)	755
124		Transatlantic Holdings, Inc.	6,552
180		W.R. Berkley Corp.	4,694

			73,832
		Real Estate Investment Trusts (REITs) — 4.7%
202		Agree Realty Corp.	4,613
172		Annaly Capital Management, Inc.	2,946
376		Cousins Properties, Inc.	3,127
118		Getty Realty Corp.	2,761
109		Kimco Realty Corp.	1,697
134		National Health Investors, Inc.	5,198
84		Regency Centers Corp.	3,155

			23,497
		Real Estate Management & Development — 1.5%
224		Brookfield Asset Management, Inc., (Canada), Class A	5,684
118		Brookfield Properties Corp.	1,814

			7,498
		Thrifts & Mortgage Finance — 0.2%
78		People's United Financial, Inc.	1,214

		Total Financials	173,911
Health Care — 8.9%
		Health Care Equipment & Supplies — 0.8%
54		Becton, Dickinson & Co.	4,236

		Health Care Providers & Services — 3.2%
188		AmerisourceBergen Corp.	5,448
121		Lincare Holdings, Inc. (a)	5,417
137		National Healthcare Corp.	4,848

			15,713
		Pharmaceuticals — 4.9%
155		Bristol-Myers Squibb Co.	4,125
278		Merck & Co., Inc.	10,383
49		Novartis AG, (Switzerland), ADR	2,673
425		Pfizer, Inc.	7,289

			24,470
		Total Health Care	44,419
Industrials — 2.3%
		Electrical Equipment — 0.6%
75		Baldor Electric Co.	2,805

		Industrial Conglomerates — 1.0%
133		Carlisle Cos., Inc.	5,052

		Machinery — 0.4%
47		Oshkosh Corp. (a)	1,912

		Trading Companies & Distributors — 0.3%
60		GATX Corp.	1,719

		Total Industrials	11,488
Information Technology — 2.7%
		Communications Equipment — 0.5%
61		QUALCOMM, Inc.	2,549

		Electronic Equipment, Instruments & Components — 0.6%
111		Tyco Electronics Ltd., (Switzerland)	3,039

		Software — 1.6%
200		Microsoft Corp.	5,848
89		Synopsys, Inc. (a)	1,989

			7,837
		Total Information Technology	13,425
Materials — 1.6%
		Chemicals — 1.1%
133		Albemarle Corp.	5,670

		Containers & Packaging — 0.5%
55		Rock-Tenn Co., Class A	2,520

		Total Materials	8,190
Telecommunication Services — 3.4%
		Diversified Telecommunication Services — 2.2%
179		Alaska Communications Systems Group, Inc.	1,455
232		AT&T, Inc.	5,987
105		CenturyTel, Inc.	3,724

			11,166
		Wireless Telecommunication Services — 1.2%
197		Telephone & Data Systems, Inc.	5,872

		Total Telecommunication Services	17,038
Utilities — 5.3%
		Electric Utilities — 1.7%
120		American Electric Power Co., Inc.	4,085
132		Southern Co.	4,377

			8,462
		Gas Utilities — 2.7%
88		Energen Corp.	4,076
206		Oneok, Inc.	9,417

			13,493
		Independent Power Producers & Energy Traders — 0.3%
64		TransAlta Corp., (Canada)	1,413

		Multi-Utilities — 0.6%
64		PG&E Corp.	2,715

		Total Utilities	26,083
		Total Common Stocks (Cost $375,667)	463,273
Investment Company — 1.4%
458		Cohen & Steers Select Utility Fund, Inc. (Cost $6,958)	6,816

Short-Term Investment — 5.1%
		Investment Company — 5.1%
25,358		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (Cost $25,358)	25,358
		Total Investments — 99.7% (Cost $407,983)	495,447
		Other Assets in Excess of Liabilities — 0.3%	1,335
		NET ASSETS — 100.0%	$496,782

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	Amount rounds to less than one thousand (shares or dollars).
(l)	The rate shown is the current yield as of March 31, 2010.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$94,450
Aggregate gross unrealized depreciation	(6,986)
Net unrealized appreciation/depreciation	$87,464
Federal income tax cost of investments	$407,983

Value Advantage Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$492,774	$2,673	$–	$495,447
#Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 2 consists of an ADR, the reported value of which is an evaluated price. Please refer to the SOI for industry specifics of the portfolio holdings.
JPMorgan Value Discovery Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2010 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.5%
Consumer Discretionary — 11.5%
	Auto Components — 1.5%
1,110	Johnson Controls, Inc.	36,619

	Household Durables — 0.3%
400	Lennar Corp., Class A	6,884

	Leisure Equipment & Products — 0.6%
360	Hasbro, Inc.	13,781

	Media — 6.0%
1,405	Comcast Corp., Class A	25,248
590	Gannett Co., Inc.	9,747
880	News Corp., Class A	12,681
1,040	Time Warner Cable, Inc.	55,442
1,360	Walt Disney Co. (The)	47,477

		150,595
	Specialty Retail — 3.1%
1,667	Home Depot, Inc.	53,927
1,040	Staples, Inc.	24,326

		78,253
	Total Consumer Discretionary	286,132
Consumer Staples — 7.0%
	Food & Staples Retailing — 3.3%
1,060	CVS/Caremark Corp.	38,753
810	Wal-Mart Stores, Inc.	45,036

		83,789
	Food Products — 1.9%
340	General Mills, Inc.	24,069
390	JM Smucker Co. (The)	23,501

		47,570
	Household Products — 0.8%
310	Procter & Gamble Co. (The)	19,614

	Tobacco — 1.0%
470	Philip Morris International, Inc.	24,515

	Total Consumer Staples	175,488
Energy — 15.3%
	Oil, Gas & Consumable Fuels — 15.3%
630	Anadarko Petroleum Corp.	45,883
340	Apache Corp.	34,510
1,180	Chevron Corp.	89,479
940	ConocoPhillips	48,100
2,411	El Paso Corp.	26,135
160	EOG Resources, Inc.	14,871
920	Exxon Mobil Corp.	61,622
710	Occidental Petroleum Corp.	60,023

	Total Energy	380,623
Financials — 21.1%
	Capital Markets — 7.1%
830	Ameriprise Financial, Inc.	37,649
1,080	Bank of New York Mellon Corp. (The)	33,350
240	Goldman Sachs Group, Inc. (The)	40,951
740	Morgan Stanley	21,675
510	State Street Corp.	23,021
1,100	TD AMERITRADE Holding Corp. (a)	20,966

		177,612
	Commercial Banks — 6.0%
870	BB&T Corp.	28,180
406	PNC Financial Services Group, Inc.	24,238
1,290	U.S. Bancorp	33,385
2,040	Wells Fargo & Co.	63,485

		149,288
	Consumer Finance — 1.8%
799	American Express Co.	32,967
300	Capital One Financial Corp.	12,423

		45,390
	Diversified Financial Services — 3.2%
4,490	Bank of America Corp.	80,146

	Insurance — 3.0%
230	Aflac, Inc.	12,487
650	Prudential Financial, Inc.	39,325
380	RenaissanceRe Holdings Ltd., (Bermuda)	21,569

		73,381
	Total Financials	525,817
Health Care — 11.0%
	Biotechnology — 1.1%
430	Celgene Corp. (a)	26,643

	Health Care Equipment & Supplies — 2.3%
400	Baxter International, Inc.	23,280
680	Covidien plc, (Ireland)	34,191

		57,471
	Health Care Providers & Services — 1.9%
710	Aetna, Inc.	24,928
670	UnitedHealth Group, Inc.	21,889

		46,817
	Life Sciences Tools & Services — 1.0%
510	Thermo Fisher Scientific, Inc. (a)	26,234

	Pharmaceuticals — 4.7%
470	Abbott Laboratories	24,760
1,631	Merck & Co., Inc.	60,918
1,890	Pfizer, Inc.	32,413

		118,091
	Total Health Care	275,256
Industrials — 10.9%
	Aerospace & Defense — 2.5%
570	Honeywell International, Inc.	25,804
510	United Technologies Corp.	37,541

		63,345
	Electrical Equipment — 1.3%
430	Cooper Industries plc	20,614
250	Emerson Electric Co.	12,585

		33,199
	Industrial Conglomerates — 1.3%
940	Textron, Inc.	19,956
340	Tyco International Ltd., (Switzerland)	13,005

		32,961
	Machinery — 3.8%
320	Deere & Co.	19,027
400	PACCAR, Inc.	17,336
400	Parker Hannifin Corp.	25,896
1,082	WABCO Holdings, Inc. (a)	32,374

		94,633
	Road & Rail — 2.0%
960	CSX Corp.	48,864

	Total Industrials	273,002
Information Technology — 12.9%
	Communications Equipment — 2.7%
1,460	Cisco Systems, Inc. (a)	38,004
680	QUALCOMM, Inc.	28,553

		66,557
	Computers & Peripherals — 2.5%
1,165	Hewlett-Packard Co.	61,920

	Electronic Equipment, Instruments & Components — 2.1%
1,147	Corning, Inc.	23,181
1,090	Tyco Electronics Ltd., (Switzerland)	29,953

		53,134
	Internet Software & Services — 1.4%
60	Google, Inc., Class A (a)	34,021

	Semiconductors & Semiconductor Equipment — 0.7%
250	Analog Devices, Inc.	7,205
790	Intersil Corp., Class A	11,660

		18,865
	Software — 3.5%
2,202	Microsoft Corp.	64,452
920	Oracle Corp.	23,635

		88,087
	Total Information Technology	322,584
Materials — 3.7%
	Chemicals — 2.7%
280	Air Products & Chemicals, Inc.	20,706
600	Celanese Corp., Class A	19,110
890	Dow Chemical Co. (The)	26,317

		66,133
	Containers & Packaging — 1.0%
700	Owens-Illinois, Inc. (a)	24,878

	Total Materials	91,011
Telecommunication Services — 2.4%
	Diversified Telecommunication Services — 2.4%
1,930	Verizon Communications, Inc.	59,869

Utilities — 2.7%
	Electric Utilities — 1.2%
380	Entergy Corp.	30,913

	Multi-Utilities — 1.0%
1,570	CMS Energy Corp.	24,272

	Water Utilities — 0.5%
580	American Water Works Co., Inc.	12,621

	Total Utilities	67,806
	Total Common Stocks (Cost $2,065,334)	2,457,588

PRINCIPAL AMOUNT($)
Convertible Bonds — 0.7%
Consumer Discretionary — 0.5%
	Hotels, Restaurants & Leisure — 0.5%
12,000	Carnival Corp., (Panama), 2.000%, 04/15/21	12,855

Materials — 0.2%
	Construction Materials — 0.2%
5,000	Cemex S.A.B de C.V., (Mexico), 4.875%, 03/15/15 (e)	5,156

	Total Convertible Bonds (Cost $17,777)	18,011

NUMBER OF CONTRACTS
Options Purchased — 0.2%
Options — 0.2%
	Call Options Purchased — 0.2%
13	General Electric Co., Expiring 01/21/12 @ 17.50, American Style, (a)	3,614
3	Monsanto Co.,, Expiring 01/21/11 @ 80.00, American Style, (a)	1,110

	Total Options Purchased (Cost $7,423)	4,724

SHARES
Preferred Stocks — 1.5%
Financials — 1.5%
	Diversified Financial Services — 1.3%
260	Citigroup, Inc., 7.500%, 12/15/12	31,689
	Insurance — 0.2%
200	Hartford Financial Services Group, Inc., 7.250%, 04/01/13 (a)	5,292
	Total Preferred Stocks (Cost $31,434)	36,981
Short-Term Investment — 1.1%
	Investment Company — 1.1%
28,159	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m) (Cost $28,159)	28,159
	Total Investments — 102.0% (Cost $2,150,127)	2,545,463
	Liabilities in Excess of Other Assets — (2.0)%	(49,678)
	NET ASSETS — 100.0%	$2,495,785

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(l)	The rate shown is the current yield as of March 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$457,484
Aggregate gross unrealized depreciation	(62,148)
Net unrealized appreciation/depreciation	$395,336
Federal income tax cost of investments	$2,150,127

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$2,522,160	$23,303	$–	$2,545,463
Liabilities #
Call Options Written	(1,278)	–	–	(1,278)
Put Options Written	(4,865)	–	–	(4,865)
Total Liabilities	$(6,143)	$–	$–	$(6,143)

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 28, 2010

By:	/s/____________________________________

Patricia A. Maleski

Treasurer and Principal Financial Officer

May 28, 2010